UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 44.6%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$1,000,000	1.247	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,800,000	1.195	(a)	09/30/19	1,799,835
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)
850,000	1.354	(a)	11/29/19	850,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)
700,000	1.364	(a)	10/18/19	699,960
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
700,000	1.379	(a)	02/19/19	699,932
900,000	1.374	(a)	07/05/19	899,971
Federal Farm Credit Bank (FEDL01 + 0.10%)
20,000,000	1.260	(a)	03/26/18	20,010,420
Federal Farm Credit Bank (FEDL01 + 0.125%)
43,000,000	1.285	(a)	01/29/18	43,016,035
Federal Farm Credit Bank (Prime Rate - 3.08%)
250,000	1.170	(a)	06/27/19	249,980
1,600,000	1.170	(a)	07/17/19	1,599,740
Federal Farm Credit Bank (Prime Rate - 3.12%)
1,000,000	1.130	(a)	01/24/19	999,873
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
14,000,000	1.203	(a)	03/19/19	14,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
1,050,000	1.156	(a)	01/14/19	1,050,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
5,900,000	1.188	(a)	04/18/19	5,900,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
1,300,000	1.143	(a)	05/18/18	1,300,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.15%)
1,900,000	1.138	(a)	05/18/18	1,900,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.16%)
20,000,000	1.082	(a)	12/05/17	20,000,001
7,100,000	1.104	(a)	01/16/18	7,100,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.17%)
6,100,000	1.118	(a)	01/19/18	6,100,000
7,600,000	1.129	(a)	01/22/18	7,600,000
3,800,000	1.148	(a)	01/23/18	3,800,000
2,000,000	1.163	(a)	01/25/18	2,000,000
6,000,000	1.163	(a)	01/26/18	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)
4,800,000	1.293	(a)	06/19/18	4,800,000
3,270,000	1.348	(a)	06/28/18	3,270,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
2,100,000	1.154	(a)	03/01/18	2,100,267
7,000,000	1.156	(a)	06/01/18	7,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.17%)
2,410,000	1.150	(a)	03/15/18	2,410,000
2,410,000	1.151	(a)	03/16/18	2,409,965
Federal Home Loan Bank (3 Mo. LIBOR - 0.21%)
2,500,000	1.114	(a)	12/19/17	2,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.22%)
2,300,000	1.115	(a)	12/27/17	2,300,000
700,000	1.129	(a)	07/09/18	699,978
1,100,000	1.137	(a)	07/12/18	1,099,966
Federal Home Loan Bank Discount Notes
30,000,000	1.081		12/05/17	29,996,467
250,000	1.112		12/06/17	249,962
40,000,000	1.071		12/13/17	39,985,999
9,200,000	1.160		01/19/18	9,185,800
Tennessee Valley Authority Discount Notes
65,000,000	1.081		12/12/17	64,978,948

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$321,563,099

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 55.4%
United States Cash Management Bills
$92,300,000	1.076%		12/08/17	$ 92,281,066
480,000	1.067		01/02/18	479,554
500,000	1.072		01/02/18	499,533
United States Treasury Bills
10,500,000	1.070		12/07/17	10,498,162
75,000,000	1.066		12/14/17	74,971,698
700,000	1.163		12/28/17	699,401
4,600,000	1.168		12/28/17	4,596,050
3,520,000	1.173		12/28/17	3,516,964
7,000,000	1.194		12/28/17	6,993,858
400,000	1.112		01/04/18	399,588
200,000	1.174		01/04/18	199,783
17,800,000	1.128		01/25/18	17,769,950
3,100,000	1.225		01/25/18	3,094,317
1,100,000	1.231		02/01/18	1,097,717
12,600,000	1.236		02/01/18	12,573,743
600,000	1.140		02/08/18	598,718
1,900,000	1.215		02/08/18	1,895,666
400,000	1.220		02/08/18	399,084
1,100,000	1.226		02/08/18	1,097,470
6,100,000	1.231		02/08/18	6,085,912
400,000	1.236		02/08/18	399,072
600,000	1.247		02/08/18	598,597
1,400,000	1.252		02/08/18	1,396,713
700,000	1.226		02/15/18	698,227
6,400,000	1.267		02/15/18	6,383,246
2,100,000	1.303		03/01/18	2,093,306
400,000	1.268		03/08/18	398,663
16,600,000	1.207		03/22/18	16,539,604
2,300,000	1.254		04/12/18	2,289,669
300,000	1.320		04/12/18	298,581
12,800,000	1.269		04/19/18	12,738,716
200,000	1.445		05/24/18	198,637
800,000	1.450		05/24/18	794,529
900,000	1.471		05/31/18	893,507
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
4,100,000	1.337	(a)	10/31/19	4,100,628
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
4,300,000	1.349	(a)	07/31/19	4,301,953
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
2,300,000	1.359	(a)	04/30/19	2,301,628
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
51,400,000	1.429	(a)(b)	01/31/19	51,499,311
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
29,800,000	1.463	(a)	07/31/18	29,842,692
8,100,000	1.459	(a)	10/31/18	8,115,174
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
2,700,000	1.479	(a)	04/30/18	2,702,405
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.27%)
6,400,000	1.561	(a)	01/31/18	6,403,140
United States Treasury Notes
800,000	0.750	(b)	12/31/17	799,683
700,000	1.000	(b)	12/31/17	699,865
3,300,000	2.625		01/31/18	3,307,957

TOTAL U.S. TREASURY OBLIGATIONS				$399,543,737

TOTAL INVESTMENTS – 100.0%				$721,106,836

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%				(44,746)

NET ASSETS – 100.0%				$721,062,090

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 23.2%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$148,000,000	1.247	%(a)	03/28/19	$ 148,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
246,500,000	1.195	(a)	09/30/19	246,477,432
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)
198,700,000	1.354	(a)	11/20/19	198,688,309
98,500,000	1.354	(a)	11/29/19	98,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)
120,500,000	1.364	(a)	10/18/19	120,493,206
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
98,500,000	1.379	(a)	02/19/19	98,490,381
118,700,000	1.374	(a)	07/05/19	118,696,217
Federal Farm Credit Bank (Prime Rate - 3.08%)
36,500,000	1.170	(a)	06/27/19	36,497,083
216,800,000	1.170	(a)	07/17/19	216,764,707
Federal Farm Credit Bank (Prime Rate - 3.12%)
123,000,000	1.130	(a)	01/24/19	122,984,407
Federal Home Loan Bank (1 Mo. LIBOR - 0.02%)
247,000,000	1.313	(a)	12/26/17	247,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
497,200,000	1.195	(a)	07/13/18	497,200,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
1,900,000,000	1.203	(a)	03/19/19	1,900,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
147,750,000	1.156	(a)	01/14/19	147,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
903,750,000	1.188	(a)	04/18/19	903,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
168,800,000	1.143	(a)	05/18/18	168,800,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.15%)
241,300,000	1.138	(a)	05/18/18	241,300,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.16%)
480,000,000	1.082	(a)	12/05/17	480,000,007
967,000,000	1.104	(a)	01/16/18	967,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.17%)
772,200,000	1.118	(a)	01/19/18	772,200,000
965,500,000	1.129	(a)	01/22/18	965,500,000
482,700,000	1.148	(a)	01/23/18	482,700,000
246,000,000	1.163	(a)	01/25/18	246,000,000
738,000,000	1.163	(a)	01/26/18	738,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)
741,200,000	1.293	(a)	06/19/18	741,200,000
494,020,000	1.348	(a)	06/28/18	494,020,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.11%)
248,000,000	1.286	(a)	02/05/18	248,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.15%)
133,000,000	1.266	(a)	02/15/18	133,000,000
497,000,000	1.296	(a)	02/22/18	497,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
255,600,000	1.154	(a)	03/01/18	255,632,514
993,000,000	1.156	(a)	06/01/18	993,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.17%)
238,060,000	1.150	(a)	03/15/18	238,060,000
238,060,000	1.151	(a)	03/16/18	238,056,566
Federal Home Loan Bank (3 Mo. LIBOR - 0.21%)
246,000,000	1.114	(a)	12/19/17	246,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.22%)
246,300,000	1.115	(a)	12/27/17	246,300,000
496,000,000	1.108	(a)	03/23/18	496,000,000
98,700,000	1.129	(a)	07/09/18	98,696,892
148,100,000	1.137	(a)	07/12/18	148,095,440

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes
$250,000,000	1.086%		12/01/17	$ 250,000,000
1,131,600,000	1.160		01/19/18	1,129,853,375
Federal Home Loan Mortgage Corporation (3 Mo. LIBOR - 0.03%)
997,000,000	1.319	(a)	01/08/18	997,000,000
249,000,000	1.327	(a)	01/12/18	249,000,000
Federal Home Loan Mortgage Corporation (3 Mo. LIBOR - 0.08%)
1,992,500,000	1.245	(a)	12/20/17	1,992,500,000
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
325,297,000	1.330	(a)	12/07/17	325,297,000
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill Factor + 0.00%)
185,133,931	1.300	(a)	12/07/17	185,133,931
150,447,329	1.330	(a)	12/07/17	150,447,330

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$20,515,084,797

U.S. Treasury Obligations – 15.9%
United States Cash Management Bills
$659,670,000	1.077%		01/02/18	$ 659,051,376
United States Treasury Bills
7,300,000	1.168		12/28/17	7,293,731
45,630,000	1.173		12/28/17	45,590,644
1,051,200,000	1.194		12/28/17	1,050,277,572
103,400,000	1.128		01/25/18	103,225,441
125,400,000	1.225		01/25/18	125,170,100
344,500,000	1.154		02/01/18	343,829,564
33,600,000	1.231		02/01/18	33,530,271
120,700,000	1.236		02/01/18	120,448,475
77,100,000	1.215		02/08/18	76,924,148
7,800,000	1.220		02/08/18	7,782,135
86,700,000	1.252		02/08/18	86,496,436
137,800,000	1.226		02/15/18	137,450,907
353,900,000	1.303		03/01/18	352,771,944
71,400,000	1.268		03/08/18	71,161,445
2,862,400,000	1.207		03/22/18	2,851,985,635
320,400,000	1.254		04/12/18	318,960,870
46,200,000	1.320		04/12/18	45,981,474
1,965,300,000	1.269		04/19/18	1,955,890,580
29,300,000	1.445		05/24/18	29,100,320
114,600,000	1.450		05/24/18	113,816,231
144,600,000	1.471		05/31/18	143,556,731
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
4,745,000,000	1.337	(a)	10/31/19	4,745,919,767
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
165,000,000	1.459	(a)	10/31/18	165,334,292
United States Treasury Notes
30,800,000	0.750	(b)	12/31/17	30,787,810
30,900,000	1.000	(b)	12/31/17	30,894,029
413,300,000	2.625		01/31/18	414,296,561

TOTAL U.S. TREASURY OBLIGATIONS				$14,067,528,489

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$34,582,613,286

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – 60.1%
Barclays Capital, Inc.
$100,000,000	1.030%		12/01/17	$ 100,000,000
Maturity Value: $100,002,861

Collateralized by U.S. Treasury Bonds, 2.750% to 9.125%, due 05/15/18 to 08/15/47 and U.S. Treasury Notes, 1.000% to 2.625%, due 12/31/17 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $101,999,998.

BNP Paribas
400,000,000	1.000		12/01/17	400,000,000
Maturity Value: $400,011,111

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/24 and U.S. Treasury Notes, 0.750% to 2.000%, due 04/15/18 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $407,999,999.

213,600,000	1.050		12/01/17	213,600,000
Maturity Value: $213,606,230

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 10/01/27 to 12/01/47, Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/23 to 07/01/47, Government National Mortgage Association, 3.000% to 6.500%, due 10/15/26 to 10/20/46 and a U.S. Treasury Bill, 0.000%, due 03/01/18. The aggregate market value of the collateral, including accrued interest, was $220,006,614.

999,999,999	1.060		12/01/17	1,000,000,000
Maturity Value: $1,000,029,444
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 01/15/25. The market value of the collateral, including accrued interest, was $1,019,999,999.
1,500,000,001	1.060		12/01/17	1,500,000,001
Maturity Value: $1,500,044,167
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23. The market value of the collateral, including accrued interest, was $1,530,000,001.
1,549,999,999	1.060		12/01/17	1,549,999,999
Maturity Value: $1,550,045,638
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24. The market value of the collateral, including accrued interest, was $1,580,999,999.
425,000,000	1.090	(d)	12/07/17	425,000,000
Maturity Value: $426,170,994
Settlement Date: 09/14/17

Collateralized by U.S. Treasury Bonds, 3.000% to 9.125%, due 05/15/18 to 11/15/44, a U.S. Treasury Floating Rate Note, 1.349%, due 07/31/19, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/23 to 11/15/45, U.S. Treasury Notes, 1.125% to 2.000%, due 11/30/20 to 11/30/22 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/47. The aggregate market value of the collateral, including accrued interest, was $433,500,001.

500,000,000	1.100	(d)	12/07/17	500,000,000
Maturity Value: $501,390,280
Settlement Date: 09/14/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 01/01/28 to 06/01/47, Federal National Mortgage Association, 2.500% to 6.500%, due 01/01/25 to 04/01/53, Government National Mortgage Association, 2.500% to 7.000%, due 12/15/26 to 08/20/46, U.S. Treasury Bonds, 7.625% to 9.125%, due 05/15/18 to 11/15/22, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 01/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/22 to 02/15/45 and U.S. Treasury Notes, 1.125% to 3.125%, due 02/28/19 to 12/31/20. The aggregate market value of the collateral, including accrued interest, was $513,803,878.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas – (continued)
$2,000,000,000	1.100	%(d)	12/07/17	$ 2,000,000,000
Maturity Value: $2,005,561,119
Settlement Date: 09/21/17

Collateralized by Federal Farm Credit Bank, 1.680% to 2.720%, due 04/03/20 to 11/15/24, Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 05/01/21 to 10/01/47, Federal National Mortgage Association, 2.500% to 7.500%, due 08/01/25 to 11/01/47, Government National Mortgage Association, 2.500% to 10.000%, due 04/15/18 to 11/20/47, U.S. Treasury Bills, 0.000%, due 01/04/18 to 01/11/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18 and U.S. Treasury Notes, 0.750% to 1.750%, due 08/31/18 to 11/15/20. The aggregate market value of the collateral, including accrued interest, was $2,059,735,676.

500,000,000	1.330	(d)	12/07/17	500,000,000
Maturity Value: $501,329,998
Settlement Date: 11/29/17

Collateralized by Federal National Mortgage Association, 3.000% to 6.625%, due 05/15/29 to 10/01/44, Federal National Mortgage Association Stripped Securities, 0.000%, due 03/23/28 to 11/15/30, Government National Mortgage Association, 3.000% to 4.500%, due 12/20/45 to 05/20/47, U.S. Treasury Bills, 0.000%, due 01/18/18 to 03/22/18, a U.S. Treasury Bond, 3.000%, due 05/15/47 and U.S. Treasury Notes, 1.750% to 2.375%, due 11/30/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $510,560,211.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	1.070	(a)(d)	12/01/17	500,000,000
Maturity Value: $509,823,187
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Bank, 3.625%, due 12/29/36, Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 02/01/26 to 11/01/47, Federal National Mortgage Association, 2.500% to 7.000%, due 01/01/25 to 10/01/47, Government National Mortgage Association, 2.500% to 4.500%, due 12/15/26 to 12/20/46, a U.S. Treasury Bill, 0.000%, due 01/02/18, U.S. Treasury Bonds, 2.875% to 4.375%, due 02/15/38 to 08/15/45, a U.S. Treasury Floating Rate Note, 1.349%, due 07/31/19, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18 and U.S. Treasury Notes, 0.750% to 3.625%, due 08/31/18 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $512,609,576.

550,000,000	1.070	(a)(d)	12/01/17	550,000,000
Maturity Value: $560,691,075
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 1.150% to 3.330%, due 05/30/18 to 02/01/33, Federal Home Loan Bank, 4.000%, due 09/01/28, Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 01/01/41 to 10/01/47, Federal National Mortgage Association, 1.875% to 4.000%, due 09/24/26 to 10/01/47, Government National Mortgage Association, 3.000% to 7.000%, due 10/15/29 to 11/20/47, U.S. Treasury Bills, 0.000%, due 01/04/18 to 03/01/18, U.S. Treasury Bonds, 2.500% to 4.375%, due 11/15/39 to 05/15/46, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Inflation-Indexed Notes, 0.250% to 0.375%, due 01/15/25 to 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/18 to 05/15/45, U.S. Treasury Notes, 0.875% to 2.125%, due 02/28/19 to 05/15/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/25 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $562,024,992.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
CIBC Wood Gundy Securities
$800,000,000	1.040%	12/01/17	$ 800,000,000
Maturity Value: $800,023,111

Collateralized by U.S. Treasury Bonds, 2.875% to 3.625%, due 08/15/43 to 02/15/47, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/19 to 07/15/26 and U.S. Treasury Notes, 0.750% to 2.750%, due 12/15/17 to 02/29/24. The aggregate market value of the collateral, including accrued interest, was $816,000,057.

2,000,000,000	1.050	12/01/17	2,000,000,000
Maturity Value: $2,000,058,333

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 12/01/19 to 11/01/47, Federal National Mortgage Association, 3.000% to 6.000%, due 11/01/24 to 12/01/47, Government National Mortgage Association, 3.000% to 4.000%, due 09/20/28 to 11/20/47, U.S. Treasury Bills, 0.000%, due 12/08/17 to 05/10/18, U.S. Treasury Bonds, 3.000% to 4.750%, due 08/15/40 to 05/15/45, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 1.375% to 2.625%, due 04/30/18 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $2,053,966,092.

Citibank N.A.
1,000,000,000	1.050	12/06/17	1,000,000,000
Maturity Value: $1,000,204,167
Settlement Date: 11/29/17

Collateralized by Federal Farm Credit Bank, 1.200% to 3.490%, due 10/24/18 to 03/02/37, Federal Home Loan Bank, 0.000% to 5.500%, due 12/08/17 to 02/22/41, Federal Home Loan Mortgage Corp., 0.750% to 8.000%, due 12/15/17 to 07/01/41, Federal National Mortgage Association, 0.000% to 6.500%, due 12/20/17 to 10/01/47, Government National Mortgage Association, 3.000% to 9.500%, due 07/20/21 to 11/20/47, Tennessee Valley Authority, 1.750% to 5.880%, due 10/15/18 to 09/15/65, U.S. Treasury Bills, 0.000%, due 12/08/17 to 05/24/18, U.S. Treasury Bonds, 2.250% to 9.125%, due 05/15/18 to 05/15/47, U.S. Treasury Floating Rate Notes, 1.337% to 1.459%, due 10/31/18 to 10/31/19, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/25 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/18 to 07/15/26 and U.S. Treasury Notes, 0.625% to 3.500%, due 12/15/17 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $1,020,000,035.

Citigroup Global Markets, Inc.
100,000,000	1.010	12/01/17	100,000,000
Maturity Value: $100,002,806
Collateralized by a U.S. Treasury Note, 2.000%, due 11/15/26. The market value of the collateral, including accrued interest, was $102,000,060.
182,500,000	1.050	12/01/17	182,500,000
Maturity Value: $182,505,323
Collateralized by U.S. Treasury Notes, 1.750% to 2.000%, due 05/15/22 to 06/30/24. The aggregate market value of the collateral, including accrued interest, was $186,150,084.

Credit Agricole Corporate and Investment Bank
850,000,000	1.050	12/01/17	850,000,000
Maturity Value: $850,024,792

Collateralized by Federal Home Loan Mortgage Corp., 3.750%, due 03/27/19, Federal National Mortgage Association, 3.500%, due 09/01/47 to 12/01/47 and Government National Mortgage Association, 3.000% to 4.500%, due 02/20/45 to 11/20/47. The aggregate market value of the collateral, including accrued interest, was $875,115,723.

150,000,000	1.060	12/01/17	150,000,000
Maturity Value: $150,030,917
Settlement Date: 11/24/17

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Agricole Corporate and Investment Bank – (continued)

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due 04/15/18 to 01/15/25 and U.S. Treasury Notes, 2.250% to 3.500%, due 02/15/18 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $153,000,092.

Deutsche Bank Securities, Inc.
$250,000,000	1.050%	12/01/17	$ 250,000,000
Maturity Value: $250,007,292

Collateralized by U.S. Treasury Bills, 0.000%, due 12/07/17 to 10/11/18, U.S. Treasury Bonds, 6.000% to 9.000%, due 11/15/18 to 08/15/27 and U.S. Treasury Notes, 0.750% to 3.750%, due 12/15/17 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $255,000,067.

Federal Reserve Bank of New York
1,300,000,000	1.000	12/01/17	1,300,000,000
Maturity Value: $1,300,036,111

Collateralized by a U.S. Treasury Bond, 7.875%, due 02/15/21 and U.S. Treasury Notes, 1.250% to 1.500%, due 03/31/21 to 03/31/23. The aggregate market value of the collateral, including accrued interest, was $1,300,036,168.

Fixed Income Clearing Corp.
6,350,000,000	1.070	12/01/17	6,350,000,000
Maturity Value: $6,350,188,736

Collateralized by U.S. Treasury Bonds, 2.500% to 3.625%, due 02/15/44 to 05/15/47 and U.S. Treasury Notes, 1.250% to 3.625%, due 10/31/18 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $6,477,000,088.

HSBC Securities (USA), Inc.
250,000,000	1.030	12/01/17	250,000,000
Maturity Value: $250,007,153

Collateralized by U.S. Treasury Bonds, 3.000% to 4.250%, due 02/15/39 to 05/15/45 and U.S. Treasury Notes, 1.250% to 2.375%, due 03/31/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $255,003,205.

1,200,000,000	1.040	12/01/17	1,200,000,000
Maturity Value: $1,200,034,667
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 08/01/22 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $1,224,001,162.

ING Financial Markets LLC
200,000,000	1.070	12/01/17	200,000,000
Maturity Value: $200,041,611
Settlement Date: 11/24/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 07/01/25 to 10/01/47, Federal National Mortgage Association, 3.000% to 6.000%, due 12/01/25 to 08/01/47 and a U.S. Treasury Bill, 0.000%, due 01/11/18. The aggregate market value of the collateral, including accrued interest, was $204,000,070.

300,000,000	1.070	12/01/17	300,000,000
Maturity Value: $300,062,417
Settlement Date: 11/24/17

Collateralized by Federal Home Loan Mortgage Corp., 2.372% to 4.500%, due 11/01/26 to 11/01/47, Federal National Mortgage Association, 3.000% to 4.000%, due 06/01/26 to 12/01/45 and U.S. Treasury Bills, 0.000%, due 01/02/18 to 01/11/18. The aggregate market value of the collateral, including accrued interest, was $306,000,031.

350,000,000	1.060	12/05/17	350,000,000
Maturity Value: $350,072,139
Settlement Date: 11/28/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 04/01/34 to 04/01/47 and Federal National Mortgage Association, 3.000% to 4.000%, due 03/01/32 to 02/01/47. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ING Financial Markets LLC – (continued)
$250,000,000	1.040%		12/06/17	$ 250,000,000
Maturity Value: $250,050,556
Settlement Date: 11/29/17

Collateralized by Federal Home Loan Mortgage Corp., 2.494% to 4.000%, due 10/01/29 to 04/01/47 and Federal National Mortgage Association, 2.194% to 4.500%, due 10/01/23 to 05/01/47. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

300,000,000	1.040		12/06/17	300,000,000
Maturity Value: $300,060,667
Settlement Date: 11/29/17

Collateralized by Federal Home Loan Mortgage Corp., 2.783% to 4.000%, due 11/01/29 to 05/01/47 and Federal National Mortgage Association, 2.346% to 5.000%, due 07/01/24 to 05/01/45. The aggregate market value of the collateral, including accrued interest, was $306,000,001.

ING Financial Markets LLC (1 Mo. LIBOR + 0.11%)
100,000,000	1.133	(a)(e)	01/05/18	100,000,000
Maturity Value: $102,659,916
Settlement Date: 10/08/15

Collateralized by Federal Home Loan Mortgage Corp., 2.376% to 4.000%, due 04/01/34 to 10/01/47, Federal National Mortgage Association, 2.476% to 3.622%, due 03/01/32 to 04/01/47 and a U.S. Treasury Bill, 0.000%, due 01/11/18. The aggregate market value of the collateral, including accrued interest, was $102,000,051.

100,000,000	1.136	(a)(e)	01/12/18	100,000,000
Maturity Value: $102,896,951
Settlement Date: 07/09/15

Collateralized by Federal Home Loan Mortgage Corp., 2.284% to 5.000%, due 11/01/26 to 05/01/47, Federal National Mortgage Association, 2.000% to 6.000%, due 06/01/22 to 05/01/47 and U.S. Treasury Bills, 0.000%, due 01/02/18 to 01/11/18. The aggregate market value of the collateral, including accrued interest, was $102,000,027.

500,000,000	1.228	(a)(e)	01/26/18	500,000,000
Maturity Value: $516,640,263
Settlement Date: 05/26/15

Collateralized by Federal Home Loan Mortgage Corp., 2.255% to 7.000%, due 04/01/26 to 10/01/47, Federal National Mortgage Association, 2.190% to 5.500%, due 06/01/22 to 11/01/47 and a U.S. Treasury Bill, 0.000%, due 01/11/18. The aggregate market value of the collateral, including accrued interest, was $510,000,083.

Joint Repurchase Agreement Account I
1,337,800,000	1.033		12/01/17	1,337,800,000
Maturity Value: $1,337,838,400

Joint Repurchase Agreement Account III
9,088,300,000	1.050		12/01/17	9,088,300,000
Maturity Value: $9,088,565,075

Merrill Lynch, Pierce, Fenner & Smith, Inc.
30,000,000	1.000		12/01/17	30,000,000
Maturity Value: $30,000,833
Collateralized by a U.S. Treasury Note, 2.250%, due 12/31/23. The market value of the collateral, including accrued interest, was $30,600,001.
110,300,000	1.050		12/01/17	110,300,000
Maturity Value: $110,303,217

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 05/01/28 to 12/01/47, Federal National Mortgage Association, 3.000% to 3.500%, due 05/01/32 to 01/01/43 and Government National Mortgage Association, 3.500% to 4.500%, due 06/15/26 to 11/20/47. The aggregate market value of the collateral, including accrued interest, was $113,609,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. – (continued)
$184,200,000	1.050%		12/01/17	$ 184,200,000
Maturity Value: $184,205,373

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 06/01/45 to 02/01/47, Federal National Mortgage Association, 3.000% to 4.500%, due 05/01/28 to 11/01/47 and Government National Mortgage Association, 4.000%, due 11/20/47. The aggregate market value of the collateral, including accrued interest, was $189,726,001.

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR +0.01%)
1,000,000,000	1.170	(a)(e)	03/05/18	1,000,000,000
Maturity Value: $1,015,827,500
Settlement Date: 11/04/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500%, due 07/01/27 and Government National Mortgage Association, 3.000% to 4.500%, due 04/20/47 to 11/20/47. The aggregate market value of the collateral, including accrued interest, was $1,030,000,001.

Metropolitan Life Insurance Co.
75,000,406	1.070		12/01/17	75,000,406
Maturity Value: $75,002,635
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/25. The market value of the collateral, including accrued interest, was $76,500,414.

Mitsubishi UFJ Securities (USA), Inc.
300,000,000	1.050		12/01/17	300,000,000
Maturity Value: $300,008,750

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.750%, due 04/01/25 to 11/01/47, Federal National Mortgage Association, 2.000% to 4.500%, due 05/01/25 to 11/01/47 and Government National Mortgage Association, 2.000% to 6.000%, due 02/20/32 to 11/20/47. The aggregate market value of the collateral, including accrued interest, was $308,999,996.

Mizuho Securities USA LLC
63,077,207	1.040		12/01/17	63,077,207
Maturity Value: $63,079,029
Collateralized by a U.S. Treasury Note, 2.750%, due 11/15/23. The market value of the collateral, including accrued interest, was $64,338,751.
139,576,293	1.040		12/01/17	139,576,293
Maturity Value: $139,580,325
Collateralized by a U.S. Treasury Note, 2.125%, due 11/30/24. The market value of the collateral, including accrued interest, was $142,367,819.
500,000,000	1.040		12/01/17	500,000,000
Maturity Value: $500,014,444

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/18 to 11/15/44, U.S. Treasury Notes, 1.125% to 2.000%, due 06/30/21 to 11/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/20 to 11/15/44. The aggregate market value of the collateral, including accrued interest, was $510,000,096.

597,346,500	1.040		12/01/17	597,346,500
Maturity Value: $597,363,757
Collateralized by a U.S. Treasury Note, 2.500%, due 05/15/24. The market value of the collateral, including accrued interest, was $609,293,430.
250,000,000	1.050		12/01/17	250,000,000
Maturity Value: $250,007,292

Collateralized by a U.S. Treasury Bill, 0.000%, due 05/31/18 and U.S. Treasury Notes, 1.000% to 1.875%, due 03/15/19 to 05/31/22. The aggregate market value of the collateral, including accrued interest, was $255,000,031.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Natixis SA
$1,400,000,000	1.040%		12/01/17	$ 1,400,000,000
Maturity Value: $1,400,040,444

Collateralized by Federal Home Loan Mortgage Corp., 4.875% to 6.000%, due 06/13/18 to 11/01/47, Federal National Mortgage Association, 4.000%, due 07/01/47, U.S. Treasury Bonds, 2.750% to 8.750%, due 05/15/20 to 11/15/45, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 01/15/21 to 01/15/23 and U.S. Treasury Notes, 1.000% to 3.625%, due 01/31/18 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $1,428,000,014.

600,000,000	1.050		12/01/17	600,000,000
Maturity Value: $600,017,500

Collateralized by Federal National Mortgage Association, 4.000% to 5.500%, due 06/01/33 to 07/01/47, U.S. Treasury Bonds, 2.750% to 8.750%, due 08/15/20 to 11/15/46, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.375%, due 01/15/25 to 01/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/22 to 07/15/27 and U.S. Treasury Notes, 1.000% to 3.750%, due 12/15/17 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $612,009,810.

Nomura Securities International, Inc.
1,550,000,000	1.040		12/01/17	1,550,000,000
Maturity Value: $1,550,044,778

Collateralized by U.S. Treasury Bills, 0.000%, due 12/07/17 to 08/16/18, U.S. Treasury Bonds, 2.500% to 4.375%, due 11/15/40 to 05/15/47, U.S. Treasury Floating Rate Notes, 1.337% to 1.429%, due 01/31/19 to 10/31/19, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 01/15/24 to 07/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/22 to 08/15/47 and U.S. Treasury Notes, 0.750% to 2.750%, due 06/30/18 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $1,581,000,002.

1,200,000,000	1.050		12/01/17	1,200,000,000
Maturity Value: $1,200,035,000

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 06/01/18 to 12/01/47, Federal National Mortgage Association, 2.500% to 9.000%, due 12/01/17 to 11/01/47, Government National Mortgage Association, 2.450% to 9.000%, due 05/15/18 to 11/20/47 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/44 to 11/15/46. The aggregate market value of the collateral, including accrued interest, was $1,235,999,593.

1,000,000,000	1.040		12/06/17	1,000,000,000
Maturity Value: $1,000,202,222
Settlement Date: 11/29/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 06/01/23 to 11/01/47 and Federal National Mortgage Association, 2.500% to 9.500%, due 12/01/17 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $1,029,999,996.

Norinchukin Bank
200,000,000	1.170	(e)	12/08/17	200,000,000
Maturity Value: $200,526,500
Settlement Date: 09/18/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $204,000,021.
415,000,000	1.160	(e)	12/14/17	415,000,000
Maturity Value: $415,962,800
Settlement Date: 10/03/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $423,300,087.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Norinchukin Bank – (continued)
$210,000,000	1.300	%(e)	01/23/18	$ 210,000,000
Maturity Value: $210,697,667
Settlement Date: 10/31/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $214,200,009.
210,000,000	1.310		02/01/18	210,000,000
Maturity Value: $210,710,675
Settlement Date: 10/31/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $214,200,009.
210,000,000	1.320	(e)	02/07/18	210,000,000
Maturity Value: $210,662,200
Settlement Date: 11/13/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $214,200,022.
415,000,000	1.370	(e)	03/01/18	415,000,000
Maturity Value: $416,437,168
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $423,300,007.

Prudential Insurance Company of America (The)
44,343,750	1.070		12/01/17	44,343,750
Maturity Value: $44,345,068
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $45,230,625.
59,700,000	1.070		12/01/17	59,700,000
Maturity Value: $59,701,774
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $60,894,000.
69,656,250	1.070		12/01/17	69,656,250
Maturity Value: $69,658,320
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $71,049,375.
155,750,000	1.070		12/01/17	155,750,000
Maturity Value: $155,754,629
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 01/00/00. The market value of the collateral, including accrued interest, was $158,865,000.
200,000,000	1.070		12/01/17	200,000,000
Maturity Value: $200,005,944
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $204,000,000.

Royal Bank of Canada-New York Branch
600,000,000	1.090	(d)	12/07/17	600,000,000
Maturity Value: $601,653,168
Settlement Date: 09/14/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 06/01/30 to 07/01/47, Federal National Mortgage Association, 2.500% to 6.000%, due 02/01/26 to 11/01/47, Government National Mortgage Association, 3.000% to 4.500%, due 12/15/40 to 09/20/47 and U.S. Treasury Notes, 2.125% to 2.750%, due 11/15/23 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $612,000,003.

150,000,000	1.170	(d)	12/07/17	150,000,000
Maturity Value: $150,312,000
Settlement Date: 11/06/17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Royal Bank of Canada-New York Branch – (continued)

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 04/01/45 to 09/01/47, Federal National Mortgage Association, 2.500% to 7.000%, due 03/01/25 to 11/01/47, Government National Mortgage Association, 3.000% to 4.500%, due 09/15/39 to 08/20/47 and a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

$200,000,000	1.180	%(d)	12/07/17	$ 200,000,000
Maturity Value: $200,596,556
Settlement Date: 10/18/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/01/42 to 04/01/47, Federal National Mortgage Association, 2.500% to 5.500%, due 11/01/25 to 11/01/47, Government National Mortgage Association, 4.000% to 4.500%, due 04/15/39 to 10/15/41 and U.S. Treasury Notes, 1.125% to 2.750%, due 12/31/18 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $203,999,998.

500,000,000	1.180	(d)	12/07/17	500,000,000
Maturity Value: $501,491,390
Settlement Date: 10/20/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 10/01/44 to 06/01/47, Federal National Mortgage Association, 3.000% to 6.000%, due 03/01/31 to 11/01/47, Government National Mortgage Association, 3.000%, due 08/20/47 and U.S. Treasury Notes, 2.125%, due 07/31/24 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

500,000,000	1.180	(d)	12/07/17	500,000,000
Maturity Value: $501,491,390
Settlement Date: 10/19/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 06/01/30 to 06/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 10/01/25 to 11/01/47 and U.S. Treasury Notes, 2.125%, due 07/31/24 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

500,000,000	1.180	(d)	12/07/17	500,000,000
Maturity Value: $501,491,390
Settlement Date: 10/17/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 06/01/26 to 11/01/47, Federal National Mortgage Association, 2.500% to 6.000%, due 08/01/26 to 11/01/47, Government National Mortgage Association, 3.500% to 4.000%, due 04/20/43 to 09/20/47 and U.S. Treasury Notes, 2.125% to 2.750%, due 02/15/24 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

500,000,000	1.190	(d)	12/07/17	500,000,000
Maturity Value: $501,504,030
Settlement Date: 10/23/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 06/01/30 to 09/01/47, Federal National Mortgage Association, 3.000% to 4.500%, due 04/01/26 to 11/01/47, Government National Mortgage Association, 3.000% to 4.000%, due 08/15/41 to 09/20/47, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/21 to 07/15/22 and U.S. Treasury Notes, 1.500% to 2.750%, due 08/31/20 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

500,000,000	1.190	(d)	12/07/17	500,000,000
Maturity Value: $501,504,030
Settlement Date: 10/24/17

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Royal Bank of Canada-New York Branch – (continued)

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 11/01/25 to 11/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/26 to 11/01/47, Government National Mortgage Association, 3.000% to 4.000%, due 02/20/40 to 09/20/47 and U.S. Treasury Notes, 1.875% to 2.125%, due 07/31/22 to 07/31/24. The aggregate market value of the collateral, including accrued interest, was $509,999,998.

$250,000,000	1.230	%(d)	12/07/17	$ 250,000,000
Maturity Value: $250,529,584
Settlement Date: 11/15/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 10/01/44 to 06/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/31 to 11/01/47, Government National Mortgage Association, 4.000% to 4.500%, due 12/15/40 to 09/20/47 and U.S. Treasury Notes, 1.875% to 2.750%, due 10/31/22 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $255,000,002.

Societe Generale
330,000,000	1.070	(d)	12/07/17	330,000,000
Maturity Value: $330,676,774
Settlement Date: 10/06/17

Collateralized by Federal Home Loan Mortgage Corp., 2.372% to 4.500%, due 11/01/26 to 11/01/47, Federal National Mortgage Association, 3.000% to 4.000%, due 06/01/26 to 12/01/45 and U.S. Treasury Bills, 0.000%, due 01/02/18 to 01/11/18. The aggregate market value of the collateral, including accrued interest, was $306,000,031.

330,000,000	1.070	(d)	12/07/17	330,000,000
Maturity Value: $330,696,391
Settlement Date: 10/04/17

Collateralized by Federal Home Loan Mortgage Corp., 2.783% to 4.000%, due 11/01/29 to 05/01/47 and Federal National Mortgage Association, 2.346% to 5.000%, due 07/01/24 to 05/01/45. The aggregate market value of the collateral, including accrued interest, was $306,000,001.

415,000,000	1.070	(d)	12/07/17	415,000,000
Maturity Value: $415,370,041
Settlement Date: 11/14/17

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/21/17, U.S. Treasury Bonds, 2.500% to 3.000%, due 05/15/43 to 02/15/46, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and U.S. Treasury Notes, 1.125% to 3.500%, due 11/15/19 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $423,300,178.

Societe Generale (OBFR - 0.09%)
200,000,000	1.070	(a)	12/07/17	200,000,000
Maturity Value: $201,301,832
Settlement Date: 05/03/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 09/01/43 to 02/01/47, Federal National Mortgage Association, 3.500% to 4.500%, due 10/01/30 to 04/01/47, Government National Mortgage Association, 3.500%, due 06/20/46 and U.S. Treasury Notes, 1.500% to 2.125%, due 05/15/20 to 11/30/23. The aggregate market value of the collateral, including accrued interest, was $205,012,027.

Societe Generale (OBFR - 0.10%)
600,000,000	1.060	(a)	12/07/17	600,000,000
Maturity Value: $607,349,322
Settlement Date: 10/18/16

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Societe Generale (OBFR - 0.10%) – (continued)

Collateralized by U.S. Treasury Bills, 0.000%, due 12/08/17 to 05/24/18, U.S. Treasury Bonds, 2.750% to 7.500%, due 11/15/24 to 11/15/47, U.S. Treasury Floating Rate Notes, 1.349% to 1.359%, due 04/30/19 to 07/31/19, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.375%, due 01/15/26 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/18 to 07/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/21 to 02/15/36, U.S. Treasury Notes, 0.625% to 3.750%, due 01/15/18 to 11/15/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/36. The aggregate market value of the collateral, including accrued interest, was $612,000,058.

Wells Fargo Securities LLC
$250,000,000	1.050%	12/01/17	$ 250,000,000
Maturity Value: $250,007,292

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 09/01/26 to 10/01/47 and Federal National Mortgage Association, 3.000% to 3.500%, due 07/01/32 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $257,500,000.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$53,211,150,406

Repurchase Agreements-Affiliated Issuers(c) – 0.3%
Goldman Sachs & Co.
$255,000,000	1.000%	12/01/17	$ 255,000,000
Maturity Value: $255,007,083

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/07/17 and a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/27. The aggregate market value of the collateral, including accrued interest, was $260,100,004.

TOTAL INVESTMENTS – 99.5%			$88,048,763,692

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			472,209,349

NET ASSETS – 100.0%			$88,520,973,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2017. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2017, these securities amounted to $3,150,000,000 or approximately 3.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – 32.6%
Albion Capital LLC
$50,000,000	1.245%		12/01/17	$ 49,998,359
Alpine Securitization Ltd.
15,000,000	1.464		02/02/18	14,959,600
Bank of China (Hong Kong)
13,000,000	1.648		01/05/18	12,980,331
Barton Capital S.A.
17,000,000	1.370		01/03/18	16,978,437
15,000,000	1.411		01/10/18	14,976,647
Cancara Asset Securitisation LLC
12,000,000	1.566		02/28/18	11,954,400
Chariot Funding LLC
27,000,000	1.767	(a)	05/29/18	26,770,500
First Abu Dhabi Bank
56,000,000	1.265		12/06/17	55,989,650
J.P. Morgan Securities LLC
25,000,000	1.670		09/05/18	24,662,875
Kaiser Foundation Hospitals
50,000,000	1.245		12/01/17	49,998,080
Liberty Street Funding LLC
25,000,000	1.505		03/01/18	24,905,082
LMA-Americas LLC
29,000,000	1.122		12/01/17	28,999,054
20,000,000	1.355		01/03/18	19,974,443
14,000,000	1.376		01/09/18	13,978,642
1,440,000	1.557		03/01/18	1,434,533
18,000,000	1.536		03/06/18	17,927,424
30,000,000	1.536		03/09/18	29,874,765
Matchpoint Finance PLC
20,000,000	1.204		12/01/17	19,999,286
20,000,000	1.529		03/01/18	19,920,021
Metlife Short Term Funding LLC
20,000,000	1.435		03/01/18	19,925,633
Mitsubishi UFJ Trust and Banking Corp.
15,000,000	1.401		12/14/17	14,992,195
10,000,000	1.486		03/06/18	9,960,267
Mizuho Bank, Ltd.-New York Branch
50,000,000	1.219		12/06/17	49,990,216
Nieuw Amsterdam Receivables Corp.
8,500,000	1.375		01/16/18	8,484,375
15,000,000	1.398		01/17/18	14,971,760
20,000,000	1.435		03/09/18	19,914,475
Nordea Bank AB
15,000,000	1.419		03/12/18	14,937,950
Northwestern Memorial Healthcare
10,000,000	1.328		12/20/17	9,991,817
NRW.Bank
25,000,000	1.483		01/17/18	24,954,067
Old Line Funding Corp.
27,000,000	1.435		03/12/18	26,883,720
Regency Markets No. 1, LLC
20,000,000	1.276		12/14/17	19,990,371
Societe Generale
30,000,000	1.463	(b)	01/31/18	29,930,973
Sumitomo Mitsui Trust Bank Ltd.
30,000,000	1.224		12/06/17	29,994,180
Svenska Handelsbanken AB
10,000,000	1.436		02/16/18	9,969,233
Thunder Bay Funding, LLC
7,000,000	1.445		03/20/18	6,967,061
United Overseas Bank Ltd.
30,000,000	1.619	(a)	03/23/18	29,857,997
Versailles Commercial Paper LLC
30,000,000	1.311		12/14/17	29,985,697

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $828,059,094)				$ 827,984,116

Certificates of Deposit-Eurodollar – 3.4%
ABN Amro Bank N.V.
$30,000,000	1.467%		01/08/18	$ 29,956,643
KBC Bank NV
25,000,000	1.570		02/12/18	24,994,138
Sumitomo Mitsui Trust Bank Ltd.
10,000,000	1.480		12/18/17	10,000,941
20,000,000	1.440		01/22/18	20,000,525

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR (Cost $84,954,791)				$ 84,952,247

Certificates of Deposit-Yankeedollar – 6.2%
Banco Del Estado De Chile
$13,000,000	1.480%		01/19/18	$ 13,001,973
BNP Paribas
13,000,000	1.450		02/01/18	13,004,898
DZ Bank AG
15,000,000	1.330		12/01/17	15,000,062
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 Mo. LIBOR + 0.37%)
16,000,000	1.811	(c)	08/16/18	16,004,460
National Bank of Kuwait
15,000,000	1.550		01/09/18	15,000,740
10,000,000	1.550		01/22/18	10,000,283
10,000,000	1.550		01/24/18	10,000,257
Oversea-Chinese Banking Corp., Ltd.
40,000,000	1.500		04/19/18	39,985,180
Toronto-Dominion Bank (The)
25,000,000	1.600		08/22/18	24,970,377

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $157,030,845)				$ 156,968,230

Fixed Rate Municipal Debt Obligations – 2.8%
ANZ New Zealand International Ltd. (London)
$12,000,000	1.750	%(b)	03/29/18	$ 12,005,693
Bank of America N.A.
10,000,000	1.650		03/26/18	10,003,984
Cooperatieve Rabobank U.A.
11,100,000	1.700		03/19/18	11,103,053
Credit Suisse AG
6,000,000	1.750		01/29/18	6,000,480
UBS AG
16,000,000	1.800		03/26/18	16,006,219
5,000,000	5.875		12/20/17	5,009,997
Wells Fargo Bank N.A.
10,580,000	1.650		01/22/18	10,579,317

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (COST $70,732,389)				$ 70,708,743

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Time Deposits – 17.6%
Abbey National Treasury Services PLC
$45,000,000	1.080%		12/01/17	$ 45,000,801
Australia & New Zealand Banking Group Ltd.
40,000,000	1.200		12/06/17	40,005,006
Credit Industriel et Commercial
50,000,000	1.180		12/06/17	50,006,091
DBS Bank Ltd.
40,000,000	1.200	(a)	12/07/17	40,000,000
National Bank of Canada
75,000,000	1.080		12/01/17	75,001,335
National Bank of Kuwait
17,000,000	1.120		12/01/17	17,000,000
Natixis
50,000,000	1.090		12/01/17	50,000,000
Royal Bank of Canada
50,000,000	1.190		12/04/17	50,004,119
Swedbank AB
80,000,000	1.170		12/01/17	80,001,624

TOTAL TIME DEPOSITS (COST $447,000,000)				$ 447,018,976

Variable Rate Municipal Debt Obligations(c) – 6.5%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)(d)
$66,500,000	1.260%		12/01/17	$ 66,500,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)(d)
4,950,000	1.260		12/01/17	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(d)
29,110,000	1.260		12/01/17	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)(d)
65,400,000	1.300		12/07/17	65,400,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 RMKT (Citibank N.A., SPA)(d)
150,000	0.900		12/07/17	150,000
Ohio State University VRDN RB Series 2001(d)
180,000	0.940		12/07/17	180,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (COST $166,289,998)				$ 166,290,000

Variable Rate Obligations(c) – 31.2%
Abbey National Treasury Services PLC (1 Mo. LIBOR + 0.18%)
$10,000,000	1.422%		12/04/17	$ 10,000,300
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
25,000,000	1.433	(b)	07/19/18	25,001,728
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.09%)
25,000,000	1.373	(b)	01/18/18	25,005,531
Banco Del Estado De Chile (1 Mo. LIBOR + 0.18%)
10,000,000	1.509		03/27/18	10,004,500
Bank of Montreal (1 Mo. LIBOR + 0.54%)
7,500,000	1.785		01/11/18	7,505,608
Bank of Montreal (1 Mo. LIBOR + 0.32%)
10,000,000	1.649		03/27/18	10,009,037
Bank of Montreal (1 Mo. LIBOR + 0.22%)
8,500,000	1.464		01/08/18	8,503,134
Bank of Montreal (1 Mo. LIBOR + 0.24%)
15,000,000	1.506		10/17/18	15,005,849
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.46%)
35,000,000	1.704	(b)	02/09/18	35,034,710

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.16%)
$8,000,000	1.477%		03/09/18	$ 8,005,671
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
10,000,000	1.496		09/17/18	10,004,694
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.15%)
14,000,000	1.509	(b)	04/13/18	14,006,536
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.19%)
9,000,000	1.511	(b)	03/16/18	9,006,472
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
12,000,000	1.465	(b)	07/12/18	12,003,919
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.53%)
6,400,000	1.813	(b)	01/19/18	6,405,322
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.26%)
20,000,000	1.505		11/13/18	20,011,334
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
27,000,000	1.517		09/21/18	27,007,130
Collateralized Commercial Paper Co., LLC (3 Mo. LIBOR + 0.20%)
8,500,000	1.510		12/12/17	8,500,954
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.14%)
50,000,000	1.382	(b)	12/06/17	50,001,862
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.60%)
20,000,000	1.928	(b)	01/24/18	20,020,750
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
22,000,000	1.508	(b)	08/23/18	22,006,221
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.23%)
15,000,000	1.472		06/01/18	14,992,453
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.37%)
8,963,000	1.698	(b)	02/23/18	8,971,123
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.34%)
3,000,000	1.582	(b)	03/01/18	3,002,674
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
20,000,000	1.413		09/07/18	20,006,767
10,000,000	1.416		09/14/18	10,002,995
Dexia Credit Local (1 Mo. LIBOR + 0.48%)
10,000,000	1.827		01/29/18	10,009,376
Dexia Credit Local (1 Mo. LIBOR + 0.37%)
15,000,000	1.612		04/04/18	15,016,089
Dexia Credit Local (1 Mo. LIBOR + 0.38%)
5,000,000	1.623		12/07/17	5,000,449
HSBC Bank PLC (1 Mo. LIBOR + 0.16%)
20,000,000	1.402	(b)	08/01/18	19,986,541
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
20,000,000	1.433		07/03/18	19,996,880
13,000,000	1.434		07/09/18	12,999,814
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.19%)
15,000,000	1.432		03/01/18	15,006,680
15,000,000	1.518		04/23/18	15,000,776
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.19%)
10,000,000	1.440		03/15/18	10,003,718
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
30,000,000	1.628	(b)	03/23/18	30,024,283
National Australia Bank Ltd. (3 Mo. LIBOR + 0.34%)
7,500,000	1.656	(b)	12/06/17	7,500,619
Norinchukin Bank (The) (1 Mo. LIBOR + 0.17%)
10,000,000	1.413		03/07/18	10,004,197
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.12%)
10,000,000	1.365	(b)	03/13/18	10,002,937
Royal Bank of Canada (1 Mo. LIBOR + 0.24%)
15,000,000	1.523		04/19/18	15,009,326
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
10,000,000	1.454		08/09/18	10,001,966
Standard Chartered Bank (1 Mo. LIBOR + 0.40%)
25,000,000	1.683		01/19/18	25,016,522
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.18%)
27,000,000	1.423		03/02/18	27,008,760

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.18%)
$10,000,000	1.463%		01/18/18	$ 10,002,865
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.24%)
15,000,000	1.534		06/01/18	14,992,479
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.32%)
8,000,000	1.673		01/17/18	8,004,486
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
15,000,000	1.452		11/06/18	14,997,900
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.15%)
10,000,000	1.483		04/03/18	10,006,300
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
10,000,000	1.513		08/20/18	10,004,149
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
6,000,000	1.433		06/11/18	6,001,509
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.32%)
14,500,000	1.694		01/26/18	14,509,696
Westpac Banking Corp. (1 Mo. LIBOR + 0.47%)
11,000,000	1.799	(b)	01/26/18	11,009,600
Westpac Banking Corp. (1 Mo. LIBOR + 0.19%)
29,605,000	1.473	(b)	08/20/18	29,609,675

TOTAL VARIABLE RATE OBLIGATIONS (Cost $796,471,984)				$ 796,754,866

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $2,550,539,101)				$2,550,677,178

Repurchase Agreements(e) – 3.5%
BNP Paribas (OBFR +0.20%)
$50,000,000	1.360	%(c)	12/07/17	$ 50,000,049
Maturity Value: $50,489,223
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 5.050% to 6.669%, due 07/15/24 to 01/16/27, various corporate security issuer, 5.861%, due 06/19/32 and various sovereign debt security issuers, 2.625% to 8.875%, due 06/16/18 to 01/13/28. The aggregate market value of the collateral, including accrued interest, was $55,161,227.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	1.850	(c)(f)	01/04/18	30,001,289
Maturity Value: $30,389,995
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 4.875% to 9.250%, due 02/01/20 to 01/15/26. The aggregate market value of the collateral, including accrued interest, was $33,002,223.

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
9,000,000	2.347	(c)(f)	02/28/18	8,999,386
Maturity Value: $9,174,267
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 3.625% to 6.300%, due 04/23/19 to 06/01/43. The aggregate market value of the collateral, including accrued interest, was $9,570,021.

TOTAL REPURCHASE AGREEMENTS (Cost $89,000,000)				$ 89,000,724

TOTAL INVESTMENTS – 103.8% (Cost $2,639,539,101)				$2,639,677,902

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%				(96,302,659)

NET ASSETS – 100.0%				$2,543,375,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At November 30, 2017, these securities amounted to $451,987,168 or approximately 17.8% of net assets.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(d)	Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2017.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2017, these securities amounted to $39,000,675 or approximately 1.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – 33.9%
Albion Capital LLC
$20,000,000	1.245%		12/01/17	$ 19,999,343
Alpine Securitization Ltd.
10,000,000	1.381		12/08/17	9,997,282
10,000,000	1.484		01/30/18	9,974,397
Atlantic Asset Securitization LLC
16,000,000	1.505		02/15/18	15,948,838
Bank of China (Hong Kong)
7,500,000	1.648		01/05/18	7,488,653
Cancara Asset Securitisation LLC
8,000,000	1.566		02/28/18	7,969,600
Chariot Funding LLC
13,000,000	1.767	(a)	05/29/18	12,889,500
CRC Funding LLC
5,000,000	1.350		12/06/17	4,999,012
6,000,000	1.466		01/10/18	5,990,727
Erste Abwicklungsanstalt
10,000,000	1.474		02/26/18	9,964,433
First Abu Dhabi Bank
28,000,000	1.265		12/06/17	27,994,825
Gotham Funding Corporation
5,000,000	1.379		12/19/17	4,996,709
J.P. Morgan Securities LLC
6,000,000	1.670		09/05/18	5,919,090
Kaiser Foundation Hospitals
25,000,000	1.245		12/01/17	24,999,040
Liberty Street Funding LLC
13,000,000	1.392		01/17/18	12,975,733
LMA-Americas LLC
15,000,000	1.122		12/01/17	14,999,511
10,000,000	1.392		12/21/17	9,992,533
7,000,000	1.376		01/09/18	6,989,321
10,000,000	1.536		03/06/18	9,959,680
Matchpoint Finance PLC
10,000,000	1.204		12/01/17	9,999,643
8,000,000	1.391		01/03/18	7,989,173
10,000,000	1.536		02/27/18	9,960,988
Metlife Short Term Funding LLC
15,000,000	1.435		03/01/18	14,944,225
Mitsubishi UFJ Trust and Banking Corp.
4,000,000	1.486		03/06/18	3,984,107
Mizuho Bank, Ltd.-New York Branch
25,000,000	1.219		12/06/17	24,995,108
Nieuw Amsterdam Receivables Corp.
7,000,000	1.398		01/17/18	6,986,821
10,000,000	1.435		03/09/18	9,957,238
Nordea Bank AB
7,000,000	1.419		03/12/18	6,971,043
NRW.Bank
10,000,000	1.483		01/17/18	9,981,627
Old Line Funding Corp.
15,000,000	1.435		03/12/18	14,935,400
Regency Markets No. 1, LLC
10,000,000	1.276		12/14/17	9,995,186
Societe Generale
10,000,000	1.463	(b)	01/31/18	9,976,991
7,500,000	1.475	(b)	01/31/18	7,482,743
Sumitomo Mitsui Trust Bank Ltd.
20,000,000	1.224		12/06/17	19,996,120
Svenska Handelsbanken AB
5,000,000	1.436		02/16/18	4,984,617
Thunder Bay Funding, LLC
7,000,000	1.445		03/20/18	6,967,061
United Overseas Bank Ltd.
15,000,000	1.424		02/26/18	14,945,220

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
Versailles Commercial Paper LLC
$20,000,000	1.311%		12/14/17	$ 19,990,464
Victory Receivables Corp.
12,000,000	1.370		12/15/17	11,993,900
10,000,000	1.403		01/03/18	9,986,768

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $461,112,634)				$ 461,072,670

Certificates of Deposit – 0.8%
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
$7,000,000	0.000	%(a)(c)	12/03/18	$ 7,000,000
Wells Fargo Bank N.A.
4,500,000	1.550		01/18/18	4,501,414

TOTAL CERTIFICATES OF DEPOSIT (Cost $11,500,000)				$ 11,501,414

Certificates of Deposit-Yankeedollar – 5.1%
BNP Paribas
$10,000,000	1.450%		02/01/18	$ 10,003,768
Citibank N.A.
10,000,000	1.420		12/14/17	10,000,682
DZ Bank AG
10,000,000	1.400		02/28/18	9,997,373
National Bank of Kuwait
10,000,000	1.550		01/24/18	10,000,257
Oversea-Chinese Banking Corp., Ltd.
10,000,000	1.500		04/19/18	9,996,295
Toronto-Dominion Bank (The)
7,300,000	1.320		12/04/17	7,300,084
13,000,000	1.600		08/22/18	12,984,596

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $70,300,000)				$ 70,283,055

Fixed Rate Municipal Debt Obligations – 3.2%
ANZ New Zealand International Ltd. (London)
$7,000,000	1.750	% (b)	03/29/18	$ 7,003,321
Bank of Montreal
8,000,000	1.450		04/09/18	7,993,897
Bank of Nova Scotia (The)
2,944,000	1.375		12/18/17	2,943,924
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
10,000,000	1.700	(a)(b)	03/05/18	10,002,051
Credit Suisse AG
11,209,000	1.750		01/29/18	11,209,897
UBS AG
6,000,000	1.800	(a)	03/26/18	6,002,332

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (COST $45,165,733)				$ 45,155,422

Time Deposits – 19.1%
Abbey National Treasury Services PLC
$20,000,000	1.080%		12/01/17	$ 20,000,356
Australia & New Zealand Banking Group Ltd.
20,000,000	1.200		12/06/17	20,002,503

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Time Deposits – (continued)
DBS Bank Ltd.
$20,000,000	1.200	%(a)	12/07/17	$ 20,000,000
National Bank of Canada
40,000,000	1.080		12/01/17	40,000,712
National Bank of Kuwait
30,000,000	1.120		12/01/17	30,000,000
Natixis
25,000,000	1.090		12/01/17	25,000,000
Nordea Bank AB
34,900,000	1.080		12/01/17	34,900,000
Skandinaviska Enskilda Banken AB
30,000,000	1.080		12/01/17	30,000,000
Swedbank AB
40,000,000	1.170		12/01/17	40,000,812

TOTAL TIME DEPOSITS (COST $259,900,000)				$ 259,904,383

U.S. Government Agency Obligation – 0.6%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill Factor + 0.00%)
$8,802,228	1.330	%(c)	12/07/17	$ 8,802,228

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $8,802,228)				$ 8,802,228

Variable Rate Municipal Debt Obligations(c) – 8.6%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)(d)
$7,000,000	1.260%		12/01/17	$ 7,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)(d)
5,000,000	1.260		12/01/17	5,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(d)
30,000,000	1.260		12/01/17	30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)(d)
19,300,000	1.300		12/07/17	19,300,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)(d)
30,600,000	1.270		12/07/17	30,600,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)(d)
24,695,000	1.250		12/07/17	24,695,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (COST $116,595,000)				$ 116,595,000

Variable Rate Obligations(c) – 30.5%
Abbey National Treasury Services PLC (1 Mo. LIBOR + 0.18%)
$4,500,000	1.422%		12/04/17	$ 4,500,135
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.15%)
10,000,000	1.433	(b)	07/19/18	10,000,691
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.09%)
10,000,000	1.373	(b)	01/18/18	10,002,213
Bank of Montreal (1 Mo. LIBOR + 0.54%)
4,000,000	1.785		01/11/18	4,002,991
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
6,000,000	1.492		11/06/18	6,004,237
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.16%)
4,500,000	1.477		03/09/18	4,503,189

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
$9,000,000	1.496%		09/17/18	$ 9,004,225
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 Mo. LIBOR + 0.55%)
10,000,000	1.866	(b)	03/05/18	10,011,529
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.15%)
7,000,000	1.509	(b)	04/13/18	7,003,268
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.15%)
8,000,000	1.433	(b)	02/20/18	8,002,936
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
7,000,000	1.465	(b)	07/12/18	7,002,286
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.53%)
3,600,000	1.813	(b)	01/19/18	3,602,994
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
15,000,000	1.517		09/21/18	15,003,961
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
13,000,000	1.527	(b)	07/06/18	13,004,650
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.60%)
4,500,000	1.866		01/17/18	4,504,045
12,000,000	1.928		01/24/18	12,012,450
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
10,000,000	1.508	(b)	08/23/18	10,002,828
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
13,000,000	1.484	(b)	04/27/18	13,006,412
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.12%)
10,000,000	1.483	(b)	04/23/18	10,005,248
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
10,000,000	1.413		09/07/18	10,003,383
5,000,000	1.416		09/14/18	5,001,498
Credit Suisse AG (1 Mo. LIBOR + 0.21%)
10,000,000	1.454		01/08/18	10,003,512
Dexia Credit Local (1 Mo. LIBOR + 0.37%)
5,000,000	1.612		04/04/18	5,005,363
Dexia Credit Local (1 Mo. LIBOR + 0.38%)
3,000,000	1.623		12/07/17	3,000,270
Dexia Credit Local (1 Mo. LIBOR + 0.48%)
6,000,000	1.827		01/29/18	6,005,625
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
15,000,000	1.433		07/03/18	14,997,660
8,000,000	1.434		07/09/18	7,999,885
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.19%)
10,000,000	1.432		03/01/18	10,004,453
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.20%)
10,000,000	1.442		04/06/18	9,999,931
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
8,000,000	1.543	(b)	04/03/18	8,006,478
National Australia Bank Ltd. (3 Mo. LIBOR + 0.34%)
4,500,000	1.656	(b)	12/06/17	4,500,371
Norinchukin Bank (The) (1 Mo. LIBOR + 0.18%)
11,000,000	1.425		01/11/18	11,003,506
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.18%)
6,000,000	1.514	(b)	04/03/18	6,004,275
Royal Bank of Canada (1 Mo. LIBOR + 0.21%)
5,000,000	1.454		08/09/18	5,000,983
Royal Bank of Canada (1 Mo. LIBOR + 0.24%)
8,000,000	1.523		04/19/18	8,004,974
Standard Chartered Bank (1 Mo. LIBOR + 0.40%)
5,000,000	1.645		01/11/18	5,002,923
10,000,000	1.683		01/19/18	10,006,609
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.22%)
7,000,000	1.567		05/29/18	7,000,900
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.18%)
16,000,000	1.423		03/02/18	16,005,191
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.18%)
5,000,000	1.463		01/18/18	5,001,432

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
$7,000,000	1.452%		11/06/18	$ 6,999,020
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.43%)
5,000,000	1.754		09/19/18	5,011,334
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.32%)
5,000,000	1.673		01/17/18	5,002,804
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.23%)
5,000,000	1.513		08/20/18	5,002,075
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.15%)
6,000,000	1.483		04/03/18	6,003,780
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.32%)
9,000,000	1.694		01/26/18	9,006,018
Westpac Banking Corp. (1 Mo. LIBOR + 0.47%)
7,000,000	1.799	(b)	01/26/18	7,006,109
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
10,000,000	1.395	(b)	07/13/18	10,000,966
Westpac Securities NZ, Ltd. (1 Mo. LIBOR + 0.15%)
29,000,000	1.433	(b)	02/20/18	29,011,202

TOTAL VARIABLE RATE OBLIGATIONS (Cost $411,624,431)				$ 411,782,818

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $1,385,000,026)				$1,385,096,990

Repurchase Agreements(e) - 1.9%
BNP Paribas (OBFR +0.20%)
$20,000,000	1.360	%(c)	12/07/17	$ 20,000,019
Maturity Value: $20,195,689
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 3.978% to 7.329%, due 01/25/24 to 12/25/29, various asset-backed obligations, 6.204% to 6.409%, due 10/18/26 to 01/16/27, various corporate security issuer, 12.000%, perpetual maturity and various sovereign debt security issuers, 4.250% to 8.875%, due 06/16/18 to 01/07/25. The aggregate market value of the collateral, including accrued interest, was $22,691,874.

Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
5,000,000	2.347	(c)(f)	02/28/18	4,999,659
Maturity Value: $5,096,815
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 3.625% to 8.375%, due 03/30/20 to 07/02/44. The aggregate market value of the collateral, including accrued interest, was $5,312,941.

TOTAL REPURCHASE AGREEMENTS (Cost $25,000,000)				$ 24,999,678

TOTAL INVESTMENTS – 103.7% (Cost $1,410,000,026)				$1,410,096,668

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%				(50,723,636)

NET ASSETS – 100.0%				$1,359,373,032

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At November 30, 2017, these securities amounted to $229,156,057 or approximately 16.9% of net assets.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(d)	Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2017.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2017, these securities amounted to $4,999,659 or approximately 0.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 100.1%
Arizona – 1.4%
Arizona State University VRDN RB Refunding Series 2008 A RMKT(a)
$100,000	0.910%	12/07/17	$ 100,000

California – 14.4%
ABAG Finance Authority For Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ) (FHLMC, LOC)(a)
140,000	0.930	12/07/17	140,000
California Educational Facilities Authority CP for The Leland Stanford Junior University Series 2017 S-3
200,000	0.880	12/11/17	199,996
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2017 04-I
150,000	1.020	02/07/18	149,972
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Project Series 1998 C (FNMA) (FNMA, LIQ)(a)
200,000	0.970	12/07/17	200,000
Los Angeles Department of Water & Power Power System Revenue VRDN RB Refunding Series 2001 Subseries B-6 RMKT (Bank of Montreal, SPA)(a)
100,000	0.850	12/01/17	100,000
Los Angeles Department of Water & Power Power System Revenue VRDN RB Refunding Series 2002 Subseries A-7 RMKT (Bank of America N.A., SPA)(a)
100,000	0.850	12/01/17	100,000
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-2(a)
100,000	0.960	12/07/17	100,000

			989,968

Colorado – 2.2%
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
150,000	0.990	12/07/17	150,000

Connecticut – 3.6%
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D (SIFMA + 0.75%)
250,000	1.720	06/15/18	250,468

District of Columbia – 2.9%
District of Columbia Income Tax Secured VRDN RB Refunding SIFMA Series 2014 B (SIFMA + 0.30%)
200,000	1.270	12/01/17	200,000

Georgia – 1.8%
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
125,000	0.990	12/07/17	125,000

Illinois – 5.1%
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001 C Convertible RMKT (Wells Fargo Bank N.A., SPA)(a)
150,000	0.940	12/01/17	150,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-3 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
100,000	1.030	12/07/17	100,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (TD Bank N.A., SPA)(a)
100,000	0.970	12/07/17	100,000

			350,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Indiana – 1.7%
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Services Series 2003 E-6 RMKT(a)
$115,000	0.970%	12/07/17	$ 115,000

Maryland – 5.8%
County of Montgomery CP BANS Series 2017 10-A
200,000	0.970	12/01/17	200,000
Maryland Health & Higher Educational Facilities Authority CP Series 2017 B
200,000	0.930	12/07/17	199,998

			399,998

Massachusetts – 6.5%
Commonwealth of Massachusetts VRDN GO Series 2000 B RMKT (Bank of America N.A., SPA)(a)
150,000	0.850	12/01/17	150,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-3 RMKT (Landesbank Hessen-Thueringen Gironzentrale, LOC)(a)
100,000	0.960	12/07/17	100,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y(a)
100,000	0.970	12/07/17	100,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
100,000	0.930	12/01/17	100,000

			450,000

Minnesota – 2.9%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
200,000	0.980	12/07/17	200,000

Mississippi – 3.6%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT - Chevron Corp.)(a)
150,000	1.020	12/01/17	150,000
Mississippi Development Bank VRDN RB (GTY AGMT - Chevron Corp.)(a)
100,000	0.940	12/01/17	100,000

			250,000

Missouri – 3.6%
Curators University of Missouri CP Series 2017 A
250,000	0.970	01/05/18	249,987

Multi-State – 3.6%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
250,000	0.990	12/07/17	250,000

New Jersey – 2.2%
County of Bergen GO BANS Refunding Series 2016 B
150,000	2.000	12/14/17	150,058

New York – 16.3%
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)(a)
100,000	1.010	12/07/17	100,000
Nassau County IDA VRDN RB Refunding for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)(a)
225,000	0.870	12/01/17	225,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN RB (Bank of America N.A., SPA)(a)
100,000	0.960	12/01/17	100,000

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority VRDN RB Series 2008 A RMKT(a)
$200,000	1.020%	12/07/17	$ 200,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
300,000	0.990	12/07/17	300,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
200,000	0.970	12/01/17	200,000

			1,125,000

North Carolina – 5.9%
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
150,000	0.960	12/07/17	150,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
255,000	0.970	12/07/17	255,000

			405,000

Ohio – 2.9%
Ohio Higher Educational Facility Commission CP Series 2017 B-5
200,000	1.000	01/18/18	199,981

Oklahoma – 1.4%
Oklahoma Turnpike Authority VRDN RB Refunding for Second Senior Bonds Series 2006 B RMKT (Royal Bank of Canada, SPA)(a)
100,000	0.940	12/01/17	100,000

Texas – 8.7%
Gulf Coast, Texas IDA VRDN RB for ExxonMobil Project Series 2012(a)
100,000	0.880	12/01/17	100,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1 RMKT(a)
150,000	0.960	12/01/17	150,000
Harris County Industrial Development Corp. VRDN PCRB for ExxonMobil Project Series 1984(a)
100,000	0.940	12/01/17	100,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
150,000	0.970	12/07/17	150,000
State of Texas TRANS Series 2017
100,000	4.000	08/30/18	101,989

			601,989

Utah – 2.2%
City of Murray VRDN RB for IHC Health Services, Inc. Series 2003 D(a)
150,000	0.920	12/01/17	150,000

Virginia – 1.4%
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A RMKT (Northern Trust Co., LOC)(a)
100,000	1.000	12/07/17	100,000

TOTAL INVESTMENTS – 100.1% (Cost $6,912,996)			$6,912,449

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(6,405)

NET ASSETS – 100.0%			$6,906,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 100.1%
United States Cash Management Bills
$1,298,400,000	1.050%		12/08/17	$ 1,298,139,959
325,300,000	1.071		12/08/17	325,233,585
341,350,000	1.041		01/02/18	341,040,509
117,000,000	1.046		01/02/18	116,893,400
90,000,000	1.051		01/02/18	89,917,600
191,000,000	1.057		01/02/18	190,824,280
547,500,000	1.067		01/02/18	546,991,433
1,500,000,000	1.082		01/02/18	1,498,586,666
United States Treasury Bills
50,000,000	0.917		12/07/17	49,992,500
156,200,000	1.070		12/07/17	156,172,665
7,525,000,000	1.066		12/14/17	7,522,160,350
90,800,000	1.071		12/14/17	90,765,572
4,507,100,000	1.153		12/21/17	4,504,270,543
260,000,000	1.127		12/28/17	259,784,526
287,500,000	1.137		12/28/17	287,259,578
170,000,000	1.153		12/28/17	169,855,925
57,700,000	1.163		12/28/17	57,650,666
281,200,000	1.168		12/28/17	280,958,519
326,850,000	1.173		12/28/17	326,568,092
2,100,000,000	1.194		12/28/17	2,098,157,250
381,200,000	1.051		01/04/18	380,829,177
298,000,000	1.061		01/04/18	297,707,298
99,800,000	1.067		01/04/18	99,701,503
47,000,000	1.112		01/04/18	46,951,616
217,000,000	1.153		01/04/18	216,768,413
128,100,000	1.174		01/04/18	127,960,869
1,318,600,000	1.128		01/25/18	1,316,373,950
155,500,000	1.225		01/25/18	155,214,917
95,900,000	1.154		02/01/18	95,713,368
125,600,000	1.231		02/01/18	125,339,345
452,700,000	1.236		02/01/18	451,756,623
95,700,000	1.215		02/08/18	95,481,724
34,900,000	1.220		02/08/18	34,820,064
107,300,000	1.226		02/08/18	107,053,210
128,300,000	1.231		02/08/18	128,003,680
28,300,000	1.236		02/08/18	28,234,368
50,900,000	1.247		02/08/18	50,780,979
117,600,000	1.252		02/08/18	117,323,885
20,900,000	1.226		02/15/18	20,847,053
592,700,000	1.267		02/15/18	591,148,443
155,500,000	1.303		03/01/18	155,004,344
31,300,000	1.268		03/08/18	31,195,423
1,257,400,000	1.207		03/22/18	1,252,825,160
175,900,000	1.254		04/12/18	175,109,916
24,900,000	1.320		04/12/18	24,782,223
1,059,500,000	1.269		04/19/18	1,054,427,349
15,800,000	1.445		05/24/18	15,692,323
61,800,000	1.450		05/24/18	61,377,340
78,000,000	1.471		05/31/18	77,437,241
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
392,900,000	1.337	(a)	10/31/19	392,960,178
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
637,400,000	1.349	(a)	07/31/19	637,688,078
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
647,300,000	1.359	(a)	04/30/19	648,008,222
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
1,043,030,000	1.429	(a)(b)	01/31/19	1,044,819,447
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
4,905,234,000	1.463	(a)	07/31/18	4,910,909,286
1,138,735,000	1.459	(a)	10/31/18	1,140,936,793
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
4,891,300,000	1.479	(a)	04/30/18	4,895,490,876

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.27%)
$5,965,756,000	1.561	%(a)	01/31/18	$ 5,968,785,138
United States Treasury Notes
38,200,000	0.750	(b)	12/31/17	38,184,881
50,300,000	1.000	(b)	12/31/17	50,291,829
115,000,000	0.750		01/31/18	114,905,005
240,300,000	2.625		01/31/18	240,879,050

TOTAL INVESTMENTS – 100.1%				$47,630,944,205

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(62,167,179)

NET ASSETS – 100.0%				$47,568,777,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate,

annualized yield on date of purchase for discounted

securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 40.6%
United States Cash Management Bills
$130,700,000	1.077%		01/02/18	$ 130,577,432
United States Treasury Bills
186,800,000	1.194		12/28/17	186,636,083
20,000,000	1.128		01/25/18	19,966,236
24,700,000	1.225		01/25/18	24,654,717
66,200,000	1.154		02/01/18	66,071,167
7,000,000	1.231		02/01/18	6,985,473
25,000,000	1.236		02/01/18	24,947,903
15,200,000	1.215		02/08/18	15,165,331
1,600,000	1.220		02/08/18	1,596,335
18,000,000	1.252		02/08/18	17,957,738
28,700,000	1.226		02/15/18	28,627,293
74,600,000	1.303		03/01/18	74,362,212
15,000,000	1.268		03/08/18	14,949,883
603,400,000	1.207		03/22/18	601,204,630
63,000,000	1.254		04/12/18	62,717,025
18,100,000	1.320		04/12/18	18,014,387
769,000,000	1.269		04/19/18	765,318,199
11,500,000	1.445		05/24/18	11,421,628
44,800,000	1.450		05/24/18	44,493,605
56,600,000	1.471		05/31/18	56,191,639
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
612,900,000	1.337	(a)	10/31/19	612,973,895
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
324,700,000	1.349	(a)	07/31/19	324,829,320
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,371,600,000	1.359	(a)	04/30/19	1,372,191,268
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
176,300,000	1.429	(a)(b)	01/31/19	176,601,351
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
391,400,000	1.463	(a)	07/31/18	391,422,386
35,000,000	1.459	(a)	10/31/18	35,070,911
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
782,800,000	1.479	(a)	04/30/18	782,868,362
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.27%)
1,146,300,000	1.561	(a)	01/31/18	1,146,618,491
United States Treasury Notes
6,100,000	0.750	(b)	12/31/17	6,097,586
6,100,000	1.000	(b)	12/31/17	6,098,821
85,000,000	2.625		01/31/18	85,204,955

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$7,111,836,262

Repurchase Agreements-Unaffiliated Issuers(c) – 58.8%
Bank of Montreal
$100,000,000	1.030%		12/01/17	$ 100,000,000
Maturity Value: $100,002,861

Collateralized by a U.S. Treasury Bond, 2.500%, due 05/15/46 and U.S. Treasury Notes, 0.750% to 2.250%, due 07/31/18 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,027.

BNP Paribas
100,000,000	1.030		12/01/17	100,000,000
Maturity Value: $100,002,861
Collateralized by U.S. Treasury Bills, 0.000%, due 05/24/18 to 07/19/18. The aggregate market value of the collateral, including accrued interest, was $102,000,077.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas – (continued)
$600,000,000	1.060%		12/01/17	$ 600,000,000
Maturity Value: $600,017,667
Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21. The market value of the collateral, including accrued interest, was $612,000,000.
500,000,000	1.090	(d)	12/07/17	500,000,000
Maturity Value: $501,377,640
Settlement Date: 09/21/17

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due 11/15/45 to 05/15/46, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/24 to 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/21 to 08/15/42 and U.S. Treasury Notes, 0.750% to 1.750%, due 09/30/18 to 11/30/19. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

950,000,000	1.090	(d)	12/07/17	950,000,000
Maturity Value: $952,617,516
Settlement Date: 09/14/17

Collateralized by U.S. Treasury Bonds, 2.500% to 7.625%, due 11/15/22 to 05/15/46, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 2.000%, due 01/15/26 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 1.625% to 1.875%, due 01/15/18 to 07/15/19, a U.S. Treasury Note, 2.875%, due 03/31/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/21 to 02/15/46. The aggregate market value of the collateral, including accrued interest, was $969,000,025.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	1.050	(a)(d)	12/01/17	700,000,000
Maturity Value: $713,556,682
Settlement Date: 02/23/16

Collateralized by a U.S. Treasury Bond, 9.125%, due 05/15/18, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 2.000%, due 01/15/26 to 02/15/44, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25 and U.S. Treasury Notes, 1.375% to 3.125%, due 01/31/18 to 11/30/24. The aggregate market value of the collateral, including accrued interest, was $714,000,002.

CIBC Wood Gundy Securities
200,000,000	1.040		12/01/17	200,000,000
Maturity Value: $200,005,778

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44 and U.S. Treasury Notes, 1.375% to 2.375%, due 02/28/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $204,000,024.

Citigroup Global Markets, Inc.
121,900,000	1.030		12/01/17	121,900,000
Maturity Value: $121,903,488
Collateralized by a U.S. Treasury Bill, 0.000%, due 10/11/18 and a U.S. Treasury Note, 0.875%, due 10/15/18. The aggregate market value of the collateral, including accrued interest, was $124,338,064.

Credit Agricole Corporate and Investment Bank
200,000,000	1.030		12/01/17	200,000,000
Maturity Value: $200,005,722

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/18/18, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.625%, due 01/15/18 to 01/15/27 and U.S. Treasury Notes, 1.250% to 2.500%, due 08/31/21 to 05/31/24. The aggregate market value of the collateral, including accrued interest, was $204,000,053.

100,000,000	1.060		12/01/17	100,000,000
Maturity Value: $100,020,611
Settlement Date: 11/24/17

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due 04/15/18 to 01/15/25 and U.S. Treasury Notes, 2.250% to 3.500%, due 02/15/18 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,043.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Federal Reserve Bank of New York
$400,000,000	1.000%		12/01/17	$ 400,000,000
Maturity Value: $400,011,111
Collateralized by a U.S. Treasury Bond, 7.875%, due 02/15/21 and a U.S. Treasury Note, 1.500%, due 03/31/23. The aggregate market value of the collateral, including accrued interest, was $400,011,166.

Fixed Income Clearing Corp.
1,350,000,000	1.070		12/01/17	1,350,000,000
Maturity Value: $1,350,040,125

Collateralized by U.S. Treasury Bonds, 3.625% to 8.000%, due 11/15/21 to 02/15/44 and U.S. Treasury Notes, 1.375% to 2.750%, due 09/30/18 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $1,377,000,025.

ING Financial Markets LLC
100,000,000	1.040		12/01/17	100,000,000
Maturity Value: $100,002,889

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/16/18 and U.S. Treasury Notes, 0.750% to 2.125%, due 12/31/18 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $102,000,058.

J.P. Morgan Securities LLC
43,600,000	1.040		12/01/17	43,600,000
Maturity Value: $43,601,260
Collateralized by a U.S. Treasury Note, 1.125%, due 02/28/19. The market value of the collateral, including accrued interest, was $44,476,557.
500,000,000	1.030	(a)(d)(e)	12/07/17	500,000,000
Maturity Value: $514,520,133
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/29 to 02/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $510,000,705.

Joint Repurchase Agreement Account I
1,440,000,000	1.033		12/01/17	1,440,000,000
Maturity Value: $1,440,041,333

Merrill Lynch, Pierce, Fenner & Smith, Inc.
47,300,000	1.040		12/01/17	47,300,000
Maturity Value: $47,301,366
Collateralized by a U.S. Treasury Note, 2.250%, due 12/31/23. The market value of the collateral, including accrued interest, was $48,246,038.
214,000,000	1.040		12/01/17	214,000,000
Maturity Value: $214,006,182
Collateralized by U.S. Treasury Notes, 1.750% to 2.000%, due 01/31/23 to 04/30/24. The aggregate market value of the collateral, including accrued interest, was $218,280,088.

Metropolitan Life Insurance Co.
25,001,031	1.070		12/01/17	25,001,031
Maturity Value: $25,001,774
Collateralized by a U.S. Treasury Note, 2.000%, due 06/30/24. The market value of the collateral, including accrued interest, was $25,501,052.

Mizuho Securities USA LLC
200,000,000	1.040		12/01/17	200,000,000
Maturity Value: $200,005,778
Collateralized by a U.S. Treasury Note, 2.125%, due 11/30/24. The market value of the collateral, including accrued interest, was $204,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Natixis SA
$1,000,000,000	1.040%		12/01/17	$ 1,000,000,000
Maturity Value: $1,000,028,889

Collateralized by U.S. Treasury Bonds, 2.875% to 8.750%, due 08/15/20 to 11/15/46, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.500%, due 01/15/26 to 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 04/15/18 to 07/15/23 and U.S. Treasury Notes, 1.000% to 3.625%, due 08/31/18 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $1,020,000,036.

Nomura Securities International, Inc.
700,000,000	1.040		12/01/17	700,000,000
Maturity Value: $700,020,222

Collateralized by U.S. Treasury Bills, 0.000%, due 03/08/18 to 09/13/18, U.S. Treasury Bonds, 5.500% to 7.625%, due 02/15/25 to 08/15/28, a U.S. Treasury Inflation-Indexed Note, 1.375%, due 07/15/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 08/15/42 and U.S. Treasury Notes, 1.000% to 2.250%, due 06/30/18 to 12/31/23. The aggregate market value of the collateral, including accrued interest, was $714,000,097.

Norinchukin Bank
50,000,000	1.170	(f)	12/08/17	50,000,000
Maturity Value: $50,131,625
Settlement Date: 09/18/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $51,000,098.
85,000,000	1.160	(f)	12/14/17	85,000,000
Maturity Value: $85,197,200
Settlement Date: 10/03/17

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.125%, due 11/30/23. The aggregate market value of the collateral, including accrued interest, was $86,700,003.

40,000,000	1.300	(f)	01/23/18	40,000,000
Maturity Value: $40,132,889
Settlement Date: 10/23/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $40,800,035.
40,000,000	1.310		02/01/18	40,000,000
Maturity Value: $40,135,367
Settlement Date: 10/31/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $40,800,032.
40,000,000	1.320	(f)	02/07/18	40,000,000
Maturity Value: $40,126,133
Settlement Date: 11/13/17
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $40,800,032.
85,000,000	1.370	(f)	03/01/18	85,000,000
Maturity Value: $85,294,360
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $86,700,030.

Societe Generale
70,000,000	1.070	(d)	12/07/17	70,000,000
Maturity Value: $70,143,558
Settlement Date: 10/06/17

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Societe Generale – (continued)

Collateralized by U.S. Treasury Bills, 0.000%, due 12/28/17 to 04/12/18, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 01/15/23, U.S. Treasury Notes, 1.500% to 2.250%, due 05/15/20 to 08/15/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $71,400,076.

$70,000,000	1.070	%(d)	12/07/17	$ 70,000,000
Maturity Value: $70,147,719
Settlement Date: 10/04/17

Collateralized by a U.S. Treasury Bill, 0.000%, due 11/08/18, a U.S. Treasury Bond, 8.750%, due 08/15/20, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/21, U.S. Treasury Notes, 1.500% to 2.750%, due 12/31/17 to 05/15/20 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $71,400,087.

85,000,000	1.070	(d)	12/07/17	85,000,000
Maturity Value: $85,075,792
Settlement Date: 11/14/17

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/21/17, U.S. Treasury Bonds, 2.500% to 3.625%, due 05/15/43 to 02/15/46, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23 and U.S. Treasury Notes, 1.375% to 2.500%, due 04/15/20 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $86,700,183.

Societe Generale (OBFR - 0.10%)
150,000,000	1.060	(a)	12/07/17	150,000,000
Maturity Value: $151,837,331
Settlement Date: 10/18/16

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36, a U.S. Treasury Note, 2.750%, due 11/15/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/44 to 05/15/44. The aggregate market value of the collateral, including accrued interest, was $153,000,044.

TOTAL REPURCHASE AGREEMENTS				$10,306,801,031

Repurchase Agreements-Affiliated Issuers(c) – 0.3%
Goldman Sachs & Co.
$45,000,000	1.000%		12/01/17	$ 45,000,000
Maturity Value: $45,001,250

Collateralized by U.S. Treasury Bills, 0.000%, due 12/07/17 to 10/11/18, U.S. Treasury Bonds, 2.500% to 8.750%, due 08/15/20 to 02/15/46, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 01/15/25 to 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/18 to 07/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/18 to 11/15/46, U.S. Treasury Notes, 0.750% to 4.000%, due 12/31/17 to 02/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/43 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $45,900,063.

TOTAL INVESTMENTS – 99.7%				$17,463,637,293

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				54,439,996

NET ASSETS – 100.0%				$17,518,077,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2017. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Securities have been determined to be illiquid by the Investment Adviser. At November 30, 2017, these securities amounted to $300,000,000 or approximately 1.7% of net assets.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 61.9%
United States Cash Management Bills
$1,470,000	1.077%		01/02/18	$ 1,468,621
United States Treasury Bills
72,300,000	1.112		12/21/17	72,256,218
1,947,530,000	1.194		12/28/17	1,945,821,042
11,000,000	1.128		01/25/18	10,981,430
13,300,000	1.225		01/25/18	13,275,617
36,300,000	1.154		02/01/18	36,229,356
3,600,000	1.231		02/01/18	3,592,529
12,900,000	1.236		02/01/18	12,873,118
8,200,000	1.215		02/08/18	8,181,297
800,000	1.220		02/08/18	798,168
9,200,000	1.252		02/08/18	9,178,399
14,600,000	1.226		02/15/18	14,563,013
37,400,000	1.303		03/01/18	37,280,787
7,500,000	1.268		03/08/18	7,474,942
301,700,000	1.207		03/22/18	300,602,315
33,900,000	1.254		04/12/18	33,747,732
10,100,000	1.320		04/12/18	10,052,227
425,500,000	1.269		04/19/18	423,462,801
6,300,000	1.445		05/24/18	6,257,066
24,800,000	1.450		05/24/18	24,630,389
31,300,000	1.471		05/31/18	31,074,175
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
29,020,000	1.337	(a)	10/31/19	29,023,680
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
187,000,000	1.349	(a)	07/31/19	187,076,354
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
509,700,000	1.359	(a)	04/30/19	509,988,056
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
219,500,000	1.429	(a)(b)	01/31/19	219,889,436
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
1,338,700,000	1.463	(a)	07/31/18	1,340,562,005
272,900,000	1.459	(a)	10/31/18	273,371,706
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.19%)
208,500,000	1.479	(a)	04/30/18	208,697,550
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.27%)
400,800,000	1.561	(a)	01/31/18	400,952,547
United States Treasury Notes
3,300,000	0.750	(b)	12/31/17	3,298,694
15,400,000	1.000	(b)	12/31/17	15,398,600
43,600,000	2.625		01/31/18	43,705,130

TOTAL U.S. TREASURY OBLIGATIONS				$ 6,235,765,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – 38.2%
Federal Reserve Bank of New York
$3,850,000,000	1.000%	12/01/17	$ 3,850,000,000
Maturity Value: $3,850,106,944

Collateralized by U.S. Treasury Bonds, 5.500% to 8.500%, due 02/15/20 to 08/15/28 and U.S. Treasury Notes, 1.250% to 2.000%, due 03/31/21 to 03/31/23. The aggregate market value of the collateral, including accrued interest, was $3,850,107,007.

TOTAL INVESTMENTS – 100.1%			$10,085,765,000

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(13,604,110)

NET ASSETS – 100.0%			$10,072,160,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on November 30, 2017.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2017, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,337,800,000	$1,337,838,400	$1,364,556,106
Treasury Obligations	1,440,000,000	1,440,041,333	1,468,800,115

REPURCHASE AGREEMENTS — At November 30, 2017, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
BNP Paribas	1.030	$457,523,940	$492,476,060
Citigroup Global Markets, Inc.	1.030	126,565,570	136,234,430
Credit Agricole Corporate and Investment Bank	1.030	308,226,654	331,773,346
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.040	156,521,348	168,478,652
Wells Fargo Securities LLC	1.040	288,962,488	311,037,512
TOTAL		$1,337,800,000	$1,440,000,000

At November 30, 2017, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	01/02/18 to 08/16/18
U.S. Treasury Inflation-Indexed Bond	3.875	04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.125	01/15/21 to 07/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/18 to 05/15/45
U.S. Treasury Notes	0.750 to 2.750	12/31/17 to 05/15/26
U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/25 to 08/15/39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2017, the Government Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$9,088,300,000	$9,088,565,075	$9,342,816,191

REPURCHASE AGREEMENTS — At November 30, 2017, the Principal Amounts of the Government Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.050%	$812,334,248
Bank of America, N.A.	1.050	477,843,675
Bank of Nova Scotia (The)	1.050	2,102,512,172
BNP Paribas	1.050	726,322,387
Citigroup Global Markets, Inc.	1.050	586,792,033
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.050	511,961,714
TD Securities (USA) LLC	1.050	286,706,205
Wells Fargo Securities LLC	1.050	3,583,827,566
TOTAL		$9,088,300,000

At November 30, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 6.500%	06/01/23 to 12/01/47
Federal National Mortgage Association	2.500 to 7.500	07/01/22 to 12/01/47
Government National Mortgage Association	3.000 to 6.500	11/15/32 to 10/20/47
U.S. Treasury Bonds	3.000	05/15/42 to 05/15/47
U.S. Treasury Floating Rate Notes	1.349 to 1.463	07/31/18 to 07/31/19
U.S. Treasury Inflation-Indexed Note	0.250	01/15/25
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/27 to 02/15/44
U.S. Treasury Notes	0.625 to 2.750	12/31/17 to 05/15/27
U.S. Treasury Principal-Only Stripped Security	0.000	08/15/28

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds, except for Financial Square (“FSQ”) Money Market Fund, FSQ Prime Obligations Fund, and FSQ Tax-Exempt Money Market Fund (the “Institutional Money Market Funds”), is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2017, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The FSQ Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At November 30, 2017, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 27.6%
Albion Capital LLC
$3,500,000	1.483%		01/22/18	$ 3,492,670
Alpine Securitization Ltd.
2,000,000	1.381		12/08/17	1,999,475
Atlantic Asset Securitization LLC
3,000,000	1.505		02/15/18	2,990,690
Bank of China (Hong Kong)
1,600,000	1.648		01/05/18	1,597,495
CAFCO LLC
3,000,000	1.445		02/01/18	2,992,715
Chariot Funding LLC
3,000,000	1.767	(a)	05/29/18	2,974,343
CHARTA LLC
2,000,000	1.445		02/02/18	1,995,065
CRC Funding LLC
3,000,000	1.466		01/10/18	2,995,233
First Abu Dhabi Bank
6,000,000	1.265		12/06/17	5,998,967
J.P. Morgan Securities LLC
3,000,000	1.670		09/05/18	2,962,470
Kells Funding LLC
2,000,000	1.435		03/06/18	1,992,611
Liberty Street Funding LLC
3,000,000	1.505		03/01/18	2,988,975
LMA-Americas LLC
6,000,000	1.122		12/01/17	6,000,000
3,000,000	1.536		03/06/18	2,988,125
Matchpoint Finance PLC
5,000,000	1.204		12/01/17	5,000,000
2,000,000	1.391		01/03/18	1,997,507
3,000,000	1.536		02/27/18	2,989,000
Mitsubishi UFJ Trust and Banking Corp.
3,000,000	1.401		12/14/17	2,998,516
Mizuho Bank, Ltd.-New York Branch
4,000,000	1.219		12/06/17	3,999,336
Nieuw Amsterdam Receivables Corp.
5,000,000	1.111		12/01/17	5,000,000
3,000,000	1.361		01/16/18	2,994,902
2,000,000	1.398		01/17/18	1,996,370
Northwestern Memorial Healthcare
3,000,000	1.328		12/20/17	2,997,942
NRW.Bank
2,000,000	1.483		01/17/18	1,996,214
Societe Generale
2,500,000	1.463	(b)	01/31/18	2,493,942
1,500,000	1.475	(b)	01/31/18	1,496,340
United Overseas Bank Ltd.
3,000,000	1.424		02/26/18	2,989,922
Victory Receivables Corp.
3,000,000	1.370		12/15/17	2,998,437

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$ 85,917,262

Certificate of Deposit – 1.0%
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.24%)
$3,000,000	0.000	%(a)(d)	12/03/18	$ 3,000,000

Certificates of Deposit-Eurodollar – 2.2%
ABN Amro Bank N.V.
$3,500,000	1.467%		01/08/18	$ 3,494,706

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Eurodollar – (continued)
Sumitomo Mitsui Trust Bank Ltd.
$3,500,000	1.440%		01/22/18	$ 3,500,025

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$ 6,994,731

Certificates of Deposit-Yankeedollar – 6.8%
Abbey National Treasury Services PLC
$6,000,000	1.160%		12/06/17	$ 6,000,000
Citibank N.A.
3,000,000	1.420		12/14/17	3,000,000
DZ Bank AG
3,000,000	1.270		12/14/17	3,000,000
2,000,000	1.400		02/28/18	2,000,000
National Bank of Kuwait
4,000,000	1.550		01/24/18	4,000,000
Toronto-Dominion Bank (The)
3,000,000	1.600		08/22/18	3,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 21,000,000

Fixed Rate Municipal Debt Obligations- 6.1%
ANZ New Zealand International Ltd. (London)
$3,000,000	1.750	%(b)	03/29/18	$ 3,002,448
Bank of America N.A.
2,000,000	1.650		03/26/18	2,001,053
Bank of Montreal
3,000,000	1.450		04/09/18	2,999,339
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1,500,000	1.700	(a)(b)	03/05/18	1,500,315
Cooperatieve Rabobank U.A.
2,500,000	1.700		03/19/18	2,501,303
Credit Suisse AG
1,000,000	1.750		01/29/18	1,000,460
Royal Bank of Canada
1,500,000	1.500		01/16/18	1,500,289
UBS AG
3,100,000	1.800		03/26/18	3,102,729
Wells Fargo Bank N.A.
1,400,000	1.650		01/22/18	1,400,227

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 19,008,163

Variable Rate Municipal Debt Obligations(c) – 6.3%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$4,000,000	1.260%		12/01/17	$ 4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
4,000,000	1.260		12/01/17	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
3,185,000	1.300		12/07/17	3,185,000
Providence St. Joseph Health Obligated Group (Bank of Toyoko-Mitsubishi UFJ, LOC)
5,000,000	1.260		12/07/17	5,000,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(c) – (continued)
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
$3,500,000	1.250%		12/07/17	$ 3,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 19,685,000

Variable Rate Obligations(d) – 29.6%
Abbey National Treasury Services PLC (1 Mo. LIBOR + 0.18%)
$3,000,000	1.422%		12/04/17	$ 3,000,000
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.09%)
2,000,000	1.373	(b)	01/18/18	1,999,975
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
3,000,000	1.496		09/17/18	3,000,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.25%)
2,000,000	1.492		11/06/18	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (3 Mo. LIBOR + 0.55%)
3,000,000	1.866	(b)	03/05/18	3,003,284
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.22%)
3,000,000	1.514	(b)	08/22/18	3,000,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.23%)
3,000,000	1.517		09/21/18	3,000,000
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.60%)
1,000,000	1.866	(b)	01/17/18	1,000,000
1,000,000	1.928	(b)	01/24/18	1,000,000
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.18%)
1,500,000	1.527	(b)	07/06/18	1,500,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.18%)
3,000,000	1.508	(b)	08/23/18	3,000,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.37%)
3,000,000	1.698	(b)	02/23/18	3,000,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
2,000,000	1.484	(b)	04/27/18	2,000,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.34%)
1,000,000	1.657	(b)	12/01/17	1,000,000
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.17%)
1,000,000	1.416		09/14/18	1,000,000
Credit Suisse AG (1 Mo. LIBOR + 0.21%)
2,800,000	1.454		01/08/18	2,800,000
Dexia Credit Local (1 Mo. LIBOR + 0.35%)
1,500,000	1.633		12/20/17	1,500,000
Dexia Credit Local (1 Mo. LIBOR + 0.38%)
3,000,000	1.623		12/07/17	3,000,000
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.19%)
3,000,000	1.433		07/03/18	3,000,000
1,500,000	1.434		07/09/18	1,500,000
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.19%)
3,200,000	1.440		03/15/18	3,200,000
Mizuho Bank, Ltd. (1 Mo. LIBOR + 0.20%)
3,000,000	1.442		04/06/18	3,000,000
National Australia Bank Ltd. (1 Mo. LIBOR + 0.30%)
2,000,000	1.543	(b)	04/03/18	2,000,000
Norinchukin Bank (The) (1 Mo. LIBOR + 0.17%)
3,500,000	1.413		03/07/18	3,500,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.18%)
2,000,000	1.514	(b)	04/03/18	2,000,000
Royal Bank of Canada (1 Mo. LIBOR + 0.25%)
3,000,000	1.492		11/06/18	3,000,000
Royal Bank of Canada (3 Mo. LIBOR + 0.13%)
1,000,000	1.440		06/12/18	1,000,000
Standard Chartered Bank (1 Mo. LIBOR + 0.21%)
2,000,000	1.493		04/19/18	2,000,000
Standard Chartered Bank (1 Mo. LIBOR + 0.44%)
3,000,000	1.703		12/18/17	3,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(d) – (continued)
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.18%)
$3,000,000	1.423%		03/02/18	$ 3,000,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.22%)
3,000,000	1.567		05/29/18	3,000,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.14%)
2,500,000	1.382		04/06/18	2,500,000
Swedbank AB (1 Mo. LIBOR + 0.10%)
3,000,000	1.383		04/18/18	3,000,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
3,000,000	1.452		11/06/18	3,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.19%)
2,000,000	1.433		06/11/18	2,000,000
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.32%)
1,500,000	1.694		01/26/18	1,500,000
Westpac Banking Corp. (1 Mo. LIBOR + 0.15%)
3,000,000	1.395	(b)	07/13/18	3,000,000
Westpac Securities NZ, Ltd. (1 Mo. LIBOR + 0.15%)
4,000,000	1.433	(b)	02/20/18	4,000,006

TOTAL VARIABLE RATE OBLIGATIONS				$ 92,003,265

Repurchase Agreements(e) – 22.7%
BNP Paribas (OBFR +0.20%)
$5,000,000	1.360	%(d)	12/07/17	$ 5,000,000
Maturity Value: $5,048,922
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 3.978% to 7.329%, due 04/25/24 to 12/25/29, municipal debt obligation, 1.520%, due 09/15/27, various asset-backed obligations, 1.698% to 7.127%, due 08/01/25 to 03/25/36, various corporate security issuers, 3.875% to 12.000%, due 09/01/22 to perpetual maturity and various sovereign debt security issuers, 4.250% to 6.369%, due 06/16/18 to 01/13/28. The aggregate market value of the collateral, including accrued interest, was $5,745,828.

Joint Repurchase Agreement Account III
64,700,000	1.050		12/01/17	64,700,000
Maturity Value: $64,701,887
Mizuho Securities USA LLC (3 Mo. LIBOR + 0.95%)
1,000,000	2.347	(d)(f)	02/28/18	1,000,000
Maturity Value: $1,019,363
Settlement Date: 05/08/17
Collateralized by various corporate security issuers, 4.000% to 8.875%, due 03/30/20 to 05/15/97. The aggregate market value of the collateral, including accrued interest, was $1,059,377.

TOTAL REPURCHASE AGREEMENTS				$ 70,700,000

TOTAL INVESTMENTS – 102.3%				$318,308,421

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%				(7,254,116)

NET ASSETS – 100.0%				$311,054,305

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At November 30, 2017, these securities amounted to $47,996,310 or approximately 15.4% of net assets.

(c)	Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2017.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2017. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2017, these securities amounted to $1,000,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.0%
Alabama – 3.8%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C(a)
$10,000,000	1.000%	12/01/17	$ 10,000,000
Huntsville Health Care Authority CP Series 2017 A-2
17,500,000	0.990	01/03/18	17,500,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.080	12/07/17	11,500,000

			39,000,000

Alaska – 2.5%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT(a)
20,840,000	0.980	12/07/17	20,840,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1985(a)
4,000,000	0.940	12/01/17	4,000,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)(a)
400,000	0.940	12/01/17	400,000

			25,240,000

Arizona – 0.2%
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)(a)
2,165,000	1.000	12/07/17	2,165,000

California – 4.1%
ABAG Finance Authority For Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ) (FHLMC, LOC)(a)
3,500,000	0.930	12/07/17	3,500,000
Bay Area Toll Authority VRDN RB for Bay Area Toll Bridges Refunding Series 2007 B-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
7,065,000	0.930	12/07/17	7,065,000
California Educational Facilities Authority CP for The Leland Stanford Junior University Series 2017 S-3
3,900,000	0.880	12/11/17	3,899,867
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2017 04-I
4,790,000	0.980	01/09/18	4,790,000
16,090,000	1.020	02/07/18	16,090,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)(a)
825,000	0.960	12/07/17	825,000
San Diego County Regional Transportation Commission VRDN RB Refunding for Limited Tax Series 2008 C RMKT (Bank of America N.A., SPA)(a)
200,000	0.990	12/07/17	200,000
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-2(a)
5,425,000	0.960	12/07/17	5,425,000

			41,794,867

Colorado – 5.1%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Improvement Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
2,375,000	1.000	12/07/17	2,375,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Improvement Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
1,300,000	1.050	12/07/17	1,300,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
3,250,000	1.000	12/07/17	3,250,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C (Barclays Bank PLC, SPA)(a)
245,000	0.970	12/07/17	245,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
$2,200,000	0.990%	12/07/17	$ 2,200,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)(a)
11,200,000	1.000	12/07/17	11,200,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Adjustable Series 2001 AA-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
2,150,000	0.980	12/07/17	2,150,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1(a)
18,000,000	0.990	12/07/17	18,000,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
11,050,000	0.990	12/07/17	11,050,000

			51,770,000

Connecticut – 4.5%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
16,555,000	0.990	12/07/17	16,555,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
1,645,000	1.000	12/07/17	1,645,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
5,500,000	0.980	12/07/17	5,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
175,000	1.010	12/07/17	175,000
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D (SIFMA + 0.75%)
20,740,000	1.720	06/15/18	20,795,685
State of Connecticut GO VRDN SIFMA Index Series 2013 A (SIFMA + 0.42%)
1,850,000	1.390	03/01/18	1,850,818

			46,521,503

Delaware – 0.9%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
9,000,000	0.990	12/07/17	9,000,000

District of Columbia – 2.8%
District of Columbia Income Tax Secured VRDN RB Refunding SIFMA Series 2014 B (SIFMA + 0.30%)
15,300,000	1.270	12/01/17	15,300,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
200,000	0.980	12/07/17	200,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
1,600,000	0.990	12/07/17	1,600,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
9,200,000	0.970	12/07/17	9,200,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 RMKT (TD Bank N.A., LOC)(a)
600,000	0.950	12/01/17	600,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 RMKT (TD Bank N.A., LOC)(a)
1,700,000	0.990	12/07/17	1,700,000

			28,600,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – 3.8%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)(a)
$155,000	1.020%	12/07/17	$ 155,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
11,575,000	1.020	12/07/17	11,575,000
Jacksonville Electric Authority Electric System VRDN RB Series Three 2008 A RMKT (Royal Bank of Canada, SPA)(a)
5,370,000	0.970	12/07/17	5,370,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)(a)
2,990,000	0.980	12/07/17	2,990,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
13,025,000	0.970	12/07/17	13,025,000
Pinellas County Health Facilities Authority VRDN RB Refunding for Baycare Health System Series 2009 A1 (U.S. Bank N.A. LOC)(a)
5,900,000	1.000	12/01/17	5,900,000

			39,015,000

Georgia – 1.6%
Municipal Electric Authority of Georgia VRDN Project 1 Subordinated RB Series 2008 B RMKT (Bank of Tokyo-Mitsubishi UFJ Ltd., LOC)(a)
500,000	0.950	12/07/17	500,000
Municipal Electric Authority of Georgia VRDN RB General Resolution Subordinated RB Refunding Series 1985 C RMKT (TD Bank N.A., LOC)(a)
7,000,000	0.940	12/07/17	7,000,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
8,450,000	0.990	12/07/17	8,450,000

			15,950,000

Illinois – 3.4%
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B RMKT(a)
5,000,000	0.950	12/07/17	5,000,000
Illinois Finance Authority VRDN RB Refunding for Advocate Health Care Network Series 2008 Subseries C-2B RMKT (JPMorgan Chase Bank N.A., SPA)(a)
850,000	1.020	12/07/17	850,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (TD Bank N.A., SPA)(a)
8,000,000	0.970	12/07/17	8,000,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
7,000,000	0.980	12/07/17	7,000,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
6,700,000	1.020	12/07/17	6,700,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
800,000	1.010	12/07/17	800,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2C RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
800,000	1.010	12/07/17	800,000
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
5,700,000	0.940	12/01/17	5,700,000

			34,850,000

Louisiana – 0.5%
East Baton Rouge Parish IDB, Inc. Pollution Control VRDN RB Refunding for Exxon Project Series 1993(a)
2,700,000	0.940	12/01/17	2,700,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2010 A(a)
2,000,000	0.940	12/01/17	2,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Louisiana – (continued)
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011 RMKT(a)
$468,000	0.940%	12/01/17	$ 468,000

			5,168,000

Maryland – 2.0%
County of Montgomery CP BANS Series 2017 10-A
14,550,000	0.970	12/01/17	14,550,000
Maryland Health & Higher Educational Facilities Authority CP Series 2017 B
5,500,000	0.930	12/07/17	5,500,000
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)(a)
300,000	0.960	12/07/17	300,000

			20,350,000

Massachusetts – 8.2%
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-3 RMKT (Landesbank Hessen-Thueringen Gironzentrale, LOC)(a)
12,135,000	0.960	12/07/17	12,135,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
20,230,000	0.960	12/07/17	20,230,000
Massachusetts Health & Educational Facilities Authority CP Series 2017 H-1
12,925,000	0.960	12/07/17	12,924,903
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y(a)
6,300,000	0.970	12/07/17	6,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
18,100,000	0.930	12/01/17	18,100,000
Massachusetts Water Resources Authority VRDN Multi-Modal RB Subordinated General Series 1999 B (Landesbank Hessen-Thueringen Gironzentrale, LOC)(a)
13,000,000	0.960	12/07/17	13,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
940,000	1.010	12/07/17	940,000

			83,629,903

Michigan – 1.9%
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
300,000	1.010	12/07/17	300,000
University of Michigan CP Series 2017 K-1
16,660,000	0.960	12/11/17	16,660,000
2,260,000	0.950	01/03/18	2,260,000

			19,220,000

Minnesota – 1.0%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
6,735,000	0.980	12/07/17	6,735,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D RMKT (JPMorgan Chase Bank N.A., SPA)(a)
3,545,000	1.040	12/07/17	3,545,000

			10,280,000

Mississippi – 2.3%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B RMKT (GTY AGMT - Chevron Corp.)(a)
5,560,000	1.020	12/01/17	5,560,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 C RMKT (GTY AGMT - Chevron Corp.)(a)
1,400,000	0.940	12/01/17	1,400,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT - Chevron Corp.)(a)
$6,500,000	1.020%	12/01/17	$ 6,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 D (GTY AGMT - Chevron Corp.)(a)
600,000	0.980	12/07/17	600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT - Chevron Corp.)(a)
4,000,000	1.020	12/01/17	4,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT - Chevron Corp.)(a)
400,000	1.020	12/01/17	400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 C (GTY AGMT - Chevron Corp.)(a)
940,000	0.940	12/01/17	940,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT - Chevron Corp.)(a)
3,600,000	0.950	12/01/17	3,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT - Chevron Corp.)(a)
200,000	0.950	12/01/17	200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT - Chevron Corp.)(a)
100,000	1.020	12/01/17	100,000

			23,300,000

Missouri – 2.8%
Curators University of Missouri CP Series 2017 A
700,000	0.970	01/04/18	699,980
17,750,000	0.970	01/05/18	17,750,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 C-5 RMKT(a)
800,000	0.980	12/07/17	800,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT(a)
10,000,000	1.000	12/07/17	10,000,000

			29,249,980

Multi-State – 4.0%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,295,000	0.990	12/07/17	20,295,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
13,515,000	1.010	12/07/17	13,515,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
7,335,000	1.010	12/07/17	7,335,000

			41,145,000

Nebraska – 0.9%
Nebraska Investment Finance Authority VRDN Single Family Housing RB Series 2017 C (GNMA/FNMA/FHLMC) (Federal Home Loan Bank, SPA)(a)
9,000,000	1.020	12/07/17	9,000,000

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B RMKT (The Bank of New York Mellon, SPA)(a)
6,630,000	0.890	12/01/17	6,630,000

New Jersey – 1.4%
County of Bergen GO BANS Refunding Series 2016 B
14,850,000	2.000	12/14/17	14,854,972

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – 14.7%
City of New York VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)(a)
$8,700,000	1.010%	12/07/17	$ 8,700,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)(a)
200,000	1.010	12/07/17	200,000
Nassau County IDA VRDN RB Refunding for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)(a)
5,745,000	0.870	12/01/17	5,745,000
New York City GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)(a)
1,500,000	0.960	12/01/17	1,500,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., LOC) (Bank of America N.A., SPA)(a)
300,000	0.960	12/01/17	300,000
New York City GO VRDN Series 2013 Subseries F-3 (Bank of America N.A., LIQ)(a)
1,600,000	0.960	12/01/17	1,600,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Bruckner by the Bridge Series 2008 A RMKT (FHLMC, LIQ)(a)
7,900,000	1.010	12/07/17	7,900,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A RMKT (FHLMC, LIQ)(a)
800,000	0.990	12/07/17	800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2006 CC-2 RMKT (Bank of Montreal, SPA)(a)
3,000,000	0.950	12/01/17	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2001 Subseries F-1 (Mizuho Bank, Ltd., SPA)(a)
3,700,000	0.970	12/01/17	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-2 (PNC Bank N.A., SPA)(a)
2,000,000	0.970	12/01/17	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-1 (Bank of America N.A., SPA)(a)
4,700,000	0.960	12/01/17	4,700,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT(a)
11,900,000	0.990	12/07/17	11,900,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
7,450,000	0.990	12/07/17	7,450,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
6,675,000	0.990	12/07/17	6,675,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (Bank of NY Mellon, SPA)(a)
590,000	0.980	12/07/17	590,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	0.980	12/07/17	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
5,100,000	1.020	12/07/17	5,100,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
12,300,000	0.990	12/07/17	12,300,000
New York State Housing Finance Agency VRDN RB Refunding Series 2003 L RMKT (Bank of America N.A., LOC)(a)
14,060,000	0.960	12/07/17	14,060,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)(a)
4,000,000	1.020	12/07/17	4,000,000
New York State Power Authority CP Series 2017-2
10,987,000	0.930	12/08/17	10,987,000
3,900,000	0.960	12/13/17	3,900,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)(a)
$14,865,000	0.980%	12/07/17	$ 14,865,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
7,100,000	0.970	12/01/17	7,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 RMKT (BK Tokyo-Mitsubishi UFJ, LOC)(a)
2,700,000	0.990	12/07/17	2,700,000

			150,772,000

North Carolina – 4.4%
County of Union Enterprise System VRDN RB Series 2009 RMKT (U.S. Bank N.A., LOC)(a)
15,785,000	0.970	12/07/17	15,785,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
16,350,000	0.960	12/07/17	16,350,000
North Carolina State University Raleigh VRDN RB Refunding Series 2003 B (Wells Fargo Bank N.A., SPA)(a)
11,300,000	0.910	12/07/17	11,300,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A RMKT (Bank of America N.A., SPA)(a)
1,800,000	0.990	12/07/17	1,800,000

			45,235,000

Ohio – 3.0%
Allen County Hospital Facilities VRDN RB for Catholic Health Partner Series 2012 B(a)
10,000,000	1.000	12/07/17	10,000,000
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1(a)
2,780,000	0.970	12/07/17	2,780,000
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
1,760,000	0.970	12/07/17	1,760,000
Ohio Higher Educational Facility Commission CP Series 2017 B-5
950,000	0.960	12/11/17	949,989
12,800,000	1.000	01/18/18	12,800,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT(a)
2,800,000	1.000	12/07/17	2,800,000

			31,089,989

Rhode Island – 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B RMKT (Northern Trust Co., SPA)(a)
4,700,000	0.970	12/07/17	4,700,000

South Carolina – 0.7%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	0.970	12/07/17	6,750,000

Texas – 13.4%
Board of Regents of the University of Texas System VRDN RB Refunding for Financing System Series 2008 B (University of Texas Investment Management Company, LIQ)(a)
850,000	0.880	12/07/17	850,000
City of San Antonio Electric & Gas CP Series 2017 B
14,900,000	0.980	12/04/17	14,900,000
12,300,000	0.900	12/07/17	12,299,944
City of San Antonio Water Systems CP Series 2017 A
8,455,000	0.990	01/03/18	8,455,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1 RMKT(a)
11,000,000	0.960	12/01/17	11,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-2(a)
$3,900,000	0.960%	12/01/17	$ 3,900,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1(a)
12,000,000	0.960	12/01/17	12,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
3,185,000	0.960	12/01/17	3,185,000
Harris County Industrial Development Corp. VRDN PCRB for ExxonMobil Project Series 1984(a)
13,700,000	0.940	12/01/17	13,700,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT - Exxon Mobil Corp.)(a)
2,900,000	0.950	12/01/17	2,900,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
1,400,000	0.970	12/07/17	1,400,000
State of Texas GO VRDN for Veterans Bonds Series 2017 (Sumitomo Mitsui Banking Corp., SPA)(a)
1,005,000	0.970	12/07/17	1,005,000
State of Texas TRANS Series 2017
23,395,000	4.000	08/30/18	23,918,988
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A(a)
5,350,000	0.970	12/07/17	5,350,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C RMKT(a)
11,900,000	0.970	12/07/17	11,900,000
University of Texas CP Series 2017 A
10,250,000	0.950	12/06/17	10,250,000

			137,013,932

Utah – 0.0%
City of Murray VRDN RB for IHC Health Services, Inc. Series 2003 D(a)
100,000	0.920	12/01/17	100,000

Virginia – 0.9%
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 A(a)
4,000,000	0.990	12/07/17	4,000,000
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B(a)
3,710,000	0.960	12/07/17	3,710,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A RMKT (Northern Trust Co., LOC)(a)
200,000	1.000	12/07/17	200,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
625,000	0.990	12/07/17	625,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
450,000	0.970	12/07/17	450,000

			8,985,000

Washington – 4.0%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
6,650,000	0.990	12/07/17	6,650,000
University of Washington CP Series 2017 A
7,300,000	0.900	02/20/18	7,300,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
12,960,000	1.020	12/07/17	12,960,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
4,800,000	1.010	12/07/17	4,800,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission VRDN RB for Interurban Senior Living Apartments Project RMKT (FHLMC, LIQ) (FHLMC, LOC)(a)
$8,930,000	0.990%	12/07/17	$ 8,930,000

			40,640,000

Wyoming – 0.1%
Sublette County VRDN PCRB Refunding for ExxonMobil Project Series 2014(a)
1,000,000	0.940	12/01/17	999,961

TOTAL INVESTMENTS – 100.0%			$1,023,020,107

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			296,432

NET ASSETS – 100.0%			$1,023,316,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2017, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of December 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$64,700,000	$64,701,887	$66,511,912

REPURCHASE AGREEMENTS — At November 30, 2017, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.050%	$5,783,043
Bank of America, N.A.	1.050	3,401,790
Bank of Nova Scotia (The)	1.050	14,967,875
BNP Paribas	1.050	5,170,720
Citigroup Global Markets, Inc.	1.050	4,177,398
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.050	3,644,677
TD Securities (USA) LLC	1.050	2,041,074
Wells Fargo Securities LLC	1.050	25,513,423
TOTAL		$64,700,000

At November 30, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 6.500%	06/01/23 to 12/01/47
Federal National Mortgage Association	2.500 to 7.500	07/01/22 to 12/01/47
Government National Mortgage Association	3.000 to 6.500	11/15/32 to 10/20/47
U.S. Treasury Bonds	3.000	05/15/42 to 05/15/47
U.S. Treasury Floating Rate Notes	1.349 to 1.463	07/31/18 to 07/31/19
U.S. Treasury Inflation-Indexed Note	0.250	01/15/25
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/27 to 02/15/44
U.S. Treasury Notes	0.625 to 2.750	12/31/17 to 05/15/27
U.S. Treasury Principal-Only Stripped Security	0.000	08/15/28

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2017, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At November 30, 2017, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 3.3%
30,123	General Dynamics Corp.	$ 6,240,280
18,040	Northrop Grumman Corp.	5,545,496
73,666	The Boeing Co.	20,390,749

		32,176,525

Air Freight & Logistics – 0.7%
29,865	FedEx Corp.	6,912,553

Auto Components – 0.8%
26,321	BorgWarner, Inc.	1,465,553
62,541	Delphi Automotive PLC*	6,546,167

		8,011,720

Banks – 1.1%
31,357	First Republic Bank	2,995,848
125,933	SunTrust Banks, Inc.	7,761,251

		10,757,099

Beverages – 3.0%
75,079	Brown-Forman Corp. Class B	4,489,724
38,987	Molson Coors Brewing Co. Class B	3,044,885
174,783	Monster Beverage Corp.*	10,953,650
225,914	The Coca-Cola Co.	10,340,084

		28,828,343

Biotechnology – 4.1%
68,459	Alkermes PLC*	3,579,721
46,225	Amgen, Inc.	8,119,884
62,886	Incyte Corp.*	6,225,085
11,650	Regeneron Pharmaceuticals, Inc.*	4,215,669
56,574	Shire PLC ADR	8,415,383
59,501	Vertex Pharmaceuticals, Inc.*	8,585,399

		39,141,141

Building Products – 0.5%
66,951	Fortune Brands Home & Security, Inc.	4,580,787

Capital Markets – 2.8%
15,513	Affiliated Managers Group, Inc.	3,081,968
69,696	Intercontinental Exchange, Inc.	4,979,779
39,721	Lazard Ltd. Class A	1,956,259
16,829	MSCI, Inc.	2,165,892
82,532	Northern Trust Corp.	8,069,979
41,371	S&P Global, Inc.	6,846,073

		27,099,950

Chemicals – 2.9%
56,898	Ashland Global Holdings, Inc.	4,209,314
46,634	Ecolab, Inc.	6,338,493
78,108	RPM International, Inc.	4,137,381
25,588	The Sherwin-Williams Co.	10,220,359

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
115,755	Valvoline, Inc.	$ 2,854,518

		27,760,065

Communications Equipment – 0.7%
192,217	Cisco Systems, Inc.	7,169,694

Construction Materials* – 0.1%
25,525	Summit Materials, Inc. Class A	785,149

Consumer Finance* – 0.2%
186,636	SLM Corp.	2,159,378

Containers & Packaging – 0.2%
19,625	Avery Dennison Corp.	2,239,605

Distributors* – 0.3%
70,651	LKQ Corp.	2,785,062

Diversified Consumer Services* – 0.2%
22,865	Bright Horizons Family Solutions, Inc.	2,033,842

Electrical Equipment* – 0.5%
100,025	Sensata Technologies Holding NV	4,996,249

Electronic Equipment, Instruments & Components – 1.0%
104,078	Amphenol Corp. Class A	9,428,426

Energy Equipment & Services – 0.1%
13,152	Schlumberger Ltd.	826,603

Equity Real Estate Investment Trusts (REITs) – 2.1%
82,483	American Tower Corp.	11,871,778
18,558	Equinix, Inc.	8,620,006

		20,491,784

Food & Staples Retailing – 0.7%
22,261	Costco Wholesale Corp.	4,105,596
34,090	Walgreens Boots Alliance, Inc.	2,480,389

		6,585,985

Food Products – 0.6%
139,094	Blue Buffalo Pet Products, Inc.*(a)	4,271,577
23,477	The Kraft Heinz Co.	1,910,323

		6,181,900

Health Care Equipment & Supplies – 2.9%
288,048	Boston Scientific Corp.*	7,569,902
76,858	Danaher Corp.	7,252,321
92,401	Edwards Lifesciences Corp.*	10,829,397
21,506	Nevro Corp.*	1,609,079
11,869	West Pharmaceutical Services, Inc.	1,186,069

		28,446,768

Health Care Providers & Services – 2.2%
38,107	Aetna, Inc.	6,866,119

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
62,463	UnitedHealth Group, Inc.	$ 14,252,183

		21,118,302

Hotels, Restaurants & Leisure – 3.6%
77,304	Dunkin’ Brands Group, Inc.	4,615,049
22,809	Hilton Worldwide Holdings, Inc.	1,769,066
66,528	Las Vegas Sands Corp.	4,609,725
106,893	McDonald’s Corp.	18,382,389
58,969	Yum! Brands, Inc.	4,922,143

		34,298,372

Household Products – 0.8%
102,247	Colgate-Palmolive Co.	7,407,795

Industrial Conglomerates – 3.3%
22,189	3M Co.	5,395,034
132,654	Honeywell International, Inc.	20,688,718
20,016	Roper Technologies, Inc.	5,348,475

		31,432,227

Internet & Direct Marketing Retail – 6.0%
31,811	Amazon.com, Inc.*	37,433,594
14,752	Expedia, Inc.	1,807,120
47,239	Netflix, Inc.*	8,861,092
5,800	The Priceline Group, Inc.*	10,090,318

		58,192,124

Internet Software & Services* – 8.7%
23,672	Alphabet, Inc. Class A	24,528,216
24,223	Alphabet, Inc. Class C	24,741,614
22,425	eBay, Inc.	777,475
194,143	Facebook, Inc. Class A	34,398,257

		84,445,562

IT Services – 6.9%
33,105	Accenture PLC Class A	4,899,871
105,632	Black Knight, Inc.*	4,742,877
38,894	Cognizant Technology Solutions Corp. Class A	2,811,258
45,830	DXC Technology Co.	4,406,096
27,457	Fiserv, Inc.*	3,609,223
9,528	FleetCor Technologies, Inc.*	1,732,857
40,367	Global Payments, Inc.	4,059,306
209,811	MasterCard, Inc. Class A	31,570,261
79,876	PayPal Holdings, Inc.*	6,049,009
38,630	Total System Services, Inc.	2,872,527

		66,753,285

Life Sciences Tools & Services – 1.7%
87,698	Agilent Technologies, Inc.	6,072,210
32,633	Illumina, Inc.*	7,506,569
4,816	Mettler-Toledo International, Inc.*	3,030,275

		16,609,054

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.7%
20,145	Fortive Corp.	$ 1,503,824
11,992	IDEX Corp.	1,625,755
29,773	John Bean Technologies Corp.	3,565,317
72,240	The Middleby Corp.*	9,212,045
26,086	WABCO Holdings, Inc.*	3,898,553
111,986	Welbilt, Inc.*	2,512,966
61,003	Xylem, Inc.	4,229,948

		26,548,408

Media – 3.2%
589,697	Comcast Corp. Class A	22,137,225
82,455	The Walt Disney Co.	8,642,933

		30,780,158

Oil, Gas & Consumable Fuels* – 0.7%
29,335	Concho Resources, Inc.	4,102,793
24,849	Diamondback Energy, Inc.	2,716,244

		6,819,037

Personal Products – 0.9%
68,479	The Estee Lauder Cos., Inc. Class A	8,548,234

Pharmaceuticals – 2.7%
217,287	Eli Lilly & Co.	18,391,172
100,471	Zoetis, Inc.	7,263,048

		25,654,220

Professional Services – 0.1%
7,376	Equifax, Inc.	841,749

Road & Rail – 0.7%
117,046	CSX Corp.	6,525,314

Semiconductors & Semiconductor Equipment – 4.5%
130,799	Applied Materials, Inc.	6,902,263
14,625	Broadcom Ltd.	4,064,872
43,256	NVIDIA Corp.	8,681,912
31,324	Qorvo, Inc.*	2,398,792
168,178	Texas Instruments, Inc.	16,362,038
77,588	Xilinx, Inc.	5,393,142

		43,803,019

Software – 8.6%
58,208	Activision Blizzard, Inc.	3,632,179
30,862	Adobe Systems, Inc.*	5,600,527
19,437	Autodesk, Inc.*	2,132,239
27,889	Electronic Arts, Inc.*	2,965,995
27,853	Intuit, Inc.	4,379,049
477,088	Microsoft Corp.	40,156,497
243,988	Oracle Corp.	11,970,051
16,180	Proofpoint, Inc.*	1,457,009
48,142	salesforce.com, Inc.*	5,022,174
12,980	ServiceNow, Inc.*	1,596,540
30,221	Splunk, Inc.*	2,420,400

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
10,744	The Ultimate Software Group, Inc.*	$ 2,267,306

		83,599,966

Specialty Retail – 2.4%
57,684	Ross Stores, Inc.	4,385,714
83,897	The Home Depot, Inc.	15,086,359
16,425	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,641,587

		23,113,660

Technology Hardware, Storage & Peripherals – 7.3%
409,816	Apple, Inc.	70,426,880

Textiles, Apparel & Luxury Goods – 1.8%
211,876	NIKE, Inc. Class B	12,801,548
36,923	PVH Corp.	4,967,990

		17,769,538

Tobacco – 1.7%
84,517	Altria Group, Inc.	5,732,788
100,062	Philip Morris International, Inc.	10,281,371

		16,014,159

TOTAL COMMON STOCKS (Cost $580,778,689)		$960,099,691

Shares	Distribution Rate	Value
Investment Companies(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,769,416	0.971%	$ 4,769,416
(Cost $4,769,416)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $585,548,105)		$964,869,107

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
163,248	0.971%	$ 163,248
(Cost $163,248)

TOTAL INVESTMENTS – 99.8% (Cost $585,711,353)		$965,032,355

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,169,039

NET ASSETS – 100.0%		$967,201,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Auto Components* – 1.5%
22,752	Delphi Automotive PLC	$ 2,381,452

Beverages* – 2.2%
55,947	Monster Beverage Corp.	3,506,198

Biotechnology – 6.2%
16,785	Amgen, Inc.	2,948,453
18,018	Incyte Corp.*	1,783,602
18,453	Shire PLC ADR	2,744,884
15,893	Vertex Pharmaceuticals, Inc.*	2,293,201

		9,770,140

Capital Markets – 3.1%
48,901	Northern Trust Corp.	4,781,540

Chemicals – 2.0%
7,764	The Sherwin-Williams Co.	3,101,097

Communications Equipment – 2.1%
86,577	Cisco Systems, Inc.	3,229,322

Equity Real Estate Investment Trusts (REITs) – 4.3%
21,931	American Tower Corp.	3,156,529
7,636	Equinix, Inc.	3,546,845

		6,703,374

Food Products – 1.6%
29,977	The Kraft Heinz Co.	2,439,228

Health Care Equipment & Supplies – 5.7%
122,214	Boston Scientific Corp.*	3,211,784
41,938	Danaher Corp.	3,957,270
14,721	Edwards Lifesciences Corp.*	1,725,301

		8,894,355

Hotels, Restaurants & Leisure – 2.9%
26,731	McDonald’s Corp.	4,596,930

Household Products – 1.8%
38,493	Colgate-Palmolive Co.	2,788,818

Industrial Conglomerates – 5.3%
31,239	Honeywell International, Inc.	4,872,034
12,533	Roper Technologies, Inc.	3,348,943

		8,220,977

Internet & Direct Marketing Retail* – 6.6%
5,452	Amazon.com, Inc.	6,415,641
9,645	Netflix, Inc.	1,809,209
1,184	The Priceline Group, Inc.	2,059,817

		10,284,667

Internet Software & Services* – 10.7%
5,732	Alphabet, Inc. Class A	5,939,326
2,814	Alphabet, Inc. Class C	2,874,248
44,778	Facebook, Inc. Class A	7,933,766

		16,747,340

Shares	Description	Value
Common Stocks – (continued)
IT Services – 3.0%
30,870	MasterCard, Inc. Class A	$ 4,645,009

Life Sciences Tools & Services* – 1.4%
9,782	Illumina, Inc.	2,250,153

Machinery – 3.4%
25,392	The Middleby Corp.*	3,237,988
30,877	Xylem, Inc.	2,141,011

		5,378,999

Media – 3.0%
125,666	Comcast Corp. Class A	4,717,502

Oil, Gas & Consumable Fuels* – 1.4%
20,503	Diamondback Energy, Inc.	2,241,183

Pharmaceuticals – 2.5%
47,018	Eli Lilly & Co.	3,979,604

Road & Rail – 2.3%
65,388	CSX Corp.	3,645,381

Semiconductors & Semiconductor Equipment – 4.0%
9,462	NVIDIA Corp.	1,899,118
44,714	Texas Instruments, Inc.	4,350,225

		6,249,343

Software – 11.5%
16,953	Electronic Arts, Inc.*	1,802,952
13,664	Intuit, Inc.	2,148,254
101,106	Microsoft Corp.	8,510,092
55,984	Oracle Corp.	2,746,575
27,217	salesforce.com, Inc.*	2,839,277

		18,047,150

Technology Hardware, Storage & Peripherals – 7.2%
65,592	Apple, Inc.	11,271,985

Textiles, Apparel & Luxury Goods – 2.7%
68,549	NIKE, Inc. Class B	4,141,731

Tobacco – 1.1%
16,999	Philip Morris International, Inc.	1,746,647

TOTAL COMMON STOCKS (Cost $105,660,985)		$155,760,125

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
147	0.971%	$ 147
(Cost $147)

TOTAL INVESTMENTS – 99.5% (Cost $105,661,132)		$155,760,272

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		842,357

NET ASSETS – 100.0%		$156,602,629

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Aerospace & Defense – 0.7%
383	United Technologies Corp.	$ 46,515

Automobiles – 0.6%
847	Volkswagen AG ADR	35,167

Banks – 9.0%
8,932	Bank of America Corp.	251,614
5,342	Wells Fargo & Co.	301,663

		553,277

Beverages – 1.3%
1,789	The Coca-Cola Co.	81,883

Biotechnology – 3.2%
506	Amgen, Inc.	88,884
714	Shire PLC ADR	106,208

		195,092

Capital Markets – 1.3%
820	Northern Trust Corp.	80,180

Chemicals – 3.1%
1,654	DowDuPont, Inc.	119,022
176	The Sherwin-Williams Co.	70,298

		189,320

Communications Equipment – 2.2%
3,720	Cisco Systems, Inc.	138,756

Diversified Telecommunication Services – 1.9%
3,303	AT&T, Inc.	120,163

Electrical Equipment – 0.5%
496	Emerson Electric Co.	32,151

Equity Real Estate Investment Trusts (REITs) – 2.1%
888	American Tower Corp.	127,810

Food & Staples Retailing – 1.3%
803	Wal-Mart Stores, Inc.	78,076

Food Products – 0.8%
585	The Kraft Heinz Co.	47,601

Health Care Equipment & Supplies – 4.8%
1,798	Boston Scientific Corp.*	47,251
1,658	Danaher Corp.	156,449
1,099	Medtronic PLC	90,261

		293,961

Hotels, Restaurants & Leisure – 1.7%
498	Las Vegas Sands Corp.	34,506
417	McDonald’s Corp.	71,712

		106,218

Household Products – 1.4%
1,194	Colgate-Palmolive Co.	86,505

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 4.1%
7,369	General Electric Co.	$ 134,779
753	Honeywell International, Inc.	117,438

		252,217

Insurance – 4.0%
2,574	American International Group, Inc.	154,337
1,699	MetLife, Inc.	91,202

		245,539

Internet & Direct Marketing Retail* – 4.7%
154	Amazon.com, Inc.	181,220
62	The Priceline Group, Inc.	107,862

		289,082

Internet Software & Services* – 6.2%
128	Alphabet, Inc. Class A	132,630
96	Alphabet, Inc. Class C	98,055
862	Facebook, Inc. Class A	152,729

		383,414

IT Services – 3.3%
1,336	MasterCard, Inc. Class A	201,028

Leisure Products – 0.6%
625	Brunswick Corp.	34,594

Machinery – 0.8%
707	Xylem, Inc.	49,023

Media – 2.6%
2,261	Comcast Corp. Class A	84,878
735	The Walt Disney Co.	77,043

		161,921

Oil, Gas & Consumable Fuels – 6.0%
1,595	ConocoPhillips	81,154
2,846	Exxon Mobil Corp.	237,043
323	Pioneer Natural Resources Co.	50,401

		368,598

Personal Products – 0.6%
286	The Estee Lauder Cos., Inc. Class A	35,701

Pharmaceuticals – 5.8%
1,389	Eli Lilly & Co.	117,565
6,563	Pfizer, Inc.	237,974

		355,539

Road & Rail – 1.7%
824	Union Pacific Corp.	104,236

Semiconductors & Semiconductor Equipment – 2.0%
1,242	Texas Instruments, Inc.	120,834

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 5.6%
2,758	Microsoft Corp.	$ 232,141
2,335	Oracle Corp.	114,555

		346,696

Specialty Retail – 0.8%
616	Ross Stores, Inc.	46,835

Technology Hardware, Storage & Peripherals – 4.9%
1,738	Apple, Inc.	298,675

Textiles, Apparel & Luxury Goods – 2.9%
2,972	NIKE, Inc. Class B	179,568

Tobacco – 2.0%
1,211	Philip Morris International, Inc.	124,430

TOTAL COMMON STOCKS (Cost $4,712,440)		$5,810,605

Shares	Distribution Rate	Value
Investment Company(a) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
242,137	0.971%	$ 242,137
(Cost $242,137)

TOTAL INVESTMENTS – 98.5% (Cost $4,954,577)		$6,052,742

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		93,800

NET ASSETS – 100.0%		$6,146,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Aerospace & Defense – 2.4%
329	Huntington Ingalls Industries, Inc.	$ 79,509
476	L3 Technologies, Inc.	94,529
1,760	Textron, Inc.	98,050
807	The Boeing Co.	223,377

		495,465

Air Freight & Logistics – 0.5%
1,170	C.H. Robinson Worldwide, Inc.	101,381

Auto Components – 0.6%
1,111	Delphi Automotive PLC	116,288

Banks – 6.4%
12,475	Bank of America Corp.	351,421
1,749	Commerce Bancshares, Inc.	99,045
1,596	East West Bancorp, Inc.	98,218
4,128	JPMorgan Chase & Co.	431,458
5,736	Wells Fargo & Co.	323,912

		1,304,054

Beverages – 1.7%
1,681	Monster Beverage Corp.*	105,348
5,135	The Coca-Cola Co.	235,029

		340,377

Biotechnology – 2.2%
994	Amgen, Inc.	174,606
1,121	Celgene Corp.*	113,031
735	Incyte Corp.*	72,758
667	Vertex Pharmaceuticals, Inc.*	96,241

		456,636

Building Products – 0.8%
1,296	Fortune Brands Home & Security, Inc.	88,672
951	Owens Corning	84,021

		172,693

Capital Markets – 3.3%
552	Affiliated Managers Group, Inc.	109,666
772	Ameriprise Financial, Inc.	126,013
2,003	Lazard Ltd. Class A	98,648
771	MSCI, Inc.	99,228
1,188	Northern Trust Corp.	116,163
803	S&P Global, Inc.	132,880

		682,598

Chemicals – 1.6%
832	Celanese Corp. Series A	89,224
730	DowDuPont, Inc.	52,531
2,939	Huntsman Corp.	93,930
958	Westlake Chemical Corp.	93,817

		329,502

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 1.7%
6,649	Cisco Systems, Inc.	$ 248,008
2,464	CommScope Holding Co., Inc.*	88,679

		336,687

Construction & Engineering – 0.5%
1,482	Jacobs Engineering Group, Inc.	97,264

Consumer Finance – 0.6%
1,786	Discover Financial Services	126,092

Containers & Packaging – 1.0%
936	Avery Dennison Corp.	106,816
1,540	Berry Global Group, Inc.*	92,046

		198,862

Diversified Telecommunication Services – 1.9%
8,118	AT&T, Inc.	295,333
1,729	Verizon Communications, Inc.	87,989

		383,322

Electrical Equipment – 1.0%
1,813	Emerson Electric Co.	117,518
649	Hubbell, Inc.	81,638

		199,156

Electronic Equipment, Instruments & Components – 0.9%
1,184	Amphenol Corp. Class A	107,259
1,847	Keysight Technologies, Inc.*	80,344

		187,603

Equity Real Estate Investment Trusts (REITs) – 2.9%
813	American Tower Corp.	117,015
2,569	Chesapeake Lodging Trust	74,090
3,131	Columbia Property Trust, Inc.	71,293
209	Equinix, Inc.	97,078
1,296	Highwoods Properties, Inc.	65,824
1,957	Pebblebrook Hotel Trust	75,286
527	SBA Communications Corp.*	89,458

		590,044

Food & Staples Retailing – 2.2%
2,913	US Foods Holding Corp.*	84,827
2,236	Wal-Mart Stores, Inc.	217,406
1,988	Walgreens Boots Alliance, Inc.	144,647

		446,880

Food Products – 0.5%
2,725	Conagra Brands, Inc.	101,724

Health Care Equipment & Supplies – 2.7%
2,766	Abbott Laboratories	155,919
3,478	Boston Scientific Corp.*	91,402
1,284	Danaher Corp.	121,158

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
818	Edwards Lifesciences Corp.*	$ 95,870
723	Zimmer Biomet Holdings, Inc.	84,663

		549,012

Health Care Providers & Services – 2.3%
690	Aetna, Inc.	124,324
518	Laboratory Corp. of America Holdings*	81,984
1,161	UnitedHealth Group, Inc.	264,905

		471,213

Hotels, Restaurants & Leisure – 3.1%
1,556	Dunkin’ Brands Group, Inc.	92,893
2,337	Hilton Grand Vacations, Inc.*	93,410
1,514	Las Vegas Sands Corp.	104,905
1,259	McDonald’s Corp.	216,511
1,396	Yum! Brands, Inc.	116,524

		624,243

Household Products – 2.0%
1,839	Colgate-Palmolive Co.	133,235
3,118	The Procter & Gamble Co.	280,589

		413,824

Industrial Conglomerates – 2.2%
108	3M Co.	26,259
773	Carlisle Cos., Inc.	88,872
7,852	General Electric Co.	143,613
1,210	Honeywell International, Inc.	188,712

		447,456

Insurance – 4.0%
868	American Financial Group, Inc.	91,192
2,236	American International Group, Inc.	134,071
907	Arch Capital Group Ltd.*	85,884
2,846	MetLife, Inc.	152,773
1,982	The Hartford Financial Services Group, Inc.	113,846
2,426	The Progressive Corp.	129,015
2,025	Unum Group	114,655

		821,436

Internet & Direct Marketing Retail – 2.0%
267	Amazon.com, Inc.*	314,192
812	Expedia, Inc.	99,470

		413,662

Internet Software & Services* – 4.4%
286	Alphabet, Inc. Class A	296,345
315	Alphabet, Inc. Class C	321,744
1,585	Facebook, Inc. Class A	280,830

		898,919

Shares	Description	Value
Common Stocks – (continued)
IT Services – 3.6%
1,720	Black Knight, Inc.*	$ 77,228
2,756	CSRA, Inc.	79,731
732	Fiserv, Inc.*	96,221
924	Global Payments, Inc.	92,917
1,382	MasterCard, Inc. Class A	207,950
1,224	Total System Services, Inc.	91,017
744	Visa, Inc. Class A	83,767

		728,831

Life Sciences Tools & Services – 1.7%
1,249	Agilent Technologies, Inc.	86,481
432	Illumina, Inc.*	99,373
128	Mettler-Toledo International, Inc.*	80,539
1,037	PerkinElmer, Inc.	76,406

		342,799

Machinery – 1.9%
1,417	Fortive Corp.	105,779
603	IDEX Corp.	81,748
652	Stanley Black & Decker, Inc.	110,599
531	WABCO Holdings, Inc.*	79,358

		377,484

Media – 2.4%
4,240	Comcast Corp. Class A	159,170
2,111	Live Nation Entertainment, Inc.*	95,797
2,266	The Walt Disney Co.	237,522

		492,489

Metals & Mining – 0.4%
2,344	Steel Dynamics, Inc.	90,244

Multiline Retail – 0.6%
1,939	Target Corp.	116,146

Oil, Gas & Consumable Fuels – 4.7%
959	Andeavor	101,146
2,962	ConocoPhillips	150,707
1,564	EQT Corp.	93,214
4,822	Exxon Mobil Corp.	401,624
711	Pioneer Natural Resources Co.	110,944
3,474	The Williams Cos., Inc.	100,920

		958,555

Personal Products – 0.5%
812	The Estee Lauder Cos., Inc. Class A	101,362

Pharmaceuticals – 4.6%
2,485	Bristol-Myers Squibb Co.	157,027
1,641	Eli Lilly & Co.	138,894
1,660	Johnson & Johnson	231,288
941	Merck & Co., Inc.	52,009
7,089	Pfizer, Inc.	257,047

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
1,409	Zoetis, Inc.	$ 101,857

		938,122

Road & Rail – 0.9%
1,409	Union Pacific Corp.	178,239

Semiconductors & Semiconductor Equipment – 3.4%
2,582	Applied Materials, Inc.	136,252
4,235	Intel Corp.	189,897
4,090	Marvell Technology Group Ltd.	91,371
1,770	Texas Instruments, Inc.	172,203
1,388	Xilinx, Inc.	96,480

		686,203

Software – 6.1%
1,087	Citrix Systems, Inc.*	95,254
953	Electronic Arts, Inc.*	101,351
731	Intuit, Inc.	114,928
7,739	Microsoft Corp.	651,392
4,107	Oracle Corp.	201,489
1,845	Verint Systems, Inc.*	80,719

		1,245,133

Specialty Retail – 2.4%
966	Burlington Stores, Inc.*	102,753
1,853	Lowe’s Cos., Inc.	154,485
1,806	Ross Stores, Inc.	137,310
475	The Home Depot, Inc.	85,415

		479,963

Technology Hardware, Storage & Peripherals – 4.3%
5,041	Apple, Inc.	866,296

Textiles, Apparel & Luxury Goods – 1.3%
904	Carter’s, Inc.	97,921
1,175	NIKE, Inc. Class B	70,994
738	PVH Corp.	99,298

		268,213

Tobacco – 1.1%
2,122	Philip Morris International, Inc.	218,036

TOTAL COMMON STOCKS (Cost $15,278,732)		$19,394,508

Exchange Traded Funds – 4.2%
2,600	Energy Select Sector SPDR Fund	179,660
147	SPDR S&P 500 ETF Trust	38,957
11,284	Utilities Select Sector SPDR Fund	638,674

TOTAL EXCHANGE TRADED FUNDS (Cost $823,613)		$ 857,291

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
19	0.971%	$ 19
(Cost $19)

TOTAL INVESTMENTS – 99.5% (Cost $16,102,364)		$20,251,818

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		100,388

NET ASSETS – 100.0%		$20,352,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 1.3%
172,560	L3 Technologies, Inc.	$ 34,268,690

Auto Components* – 0.6%
140,966	Delphi Automotive PLC	14,754,911

Banks – 3.2%
327,696	Eagle Bancorp, Inc.*	21,677,090
393,062	First Republic Bank	37,553,144
376,960	SunTrust Banks, Inc.	23,232,045

		82,462,279

Beverages – 2.8%
592,296	Brown-Forman Corp. Class B	35,419,301
588,408	Monster Beverage Corp.*	36,875,529

		72,294,830

Biotechnology* – 5.0%
114,821	Agios Pharmaceuticals, Inc.	7,067,233
575,974	Alkermes PLC	30,117,680
790,532	Exelixis, Inc.	21,407,607
201,726	Incyte Corp.	19,968,857
237,454	Neurocrine Biosciences, Inc.	17,070,568
297,485	Seattle Genetics, Inc.	18,125,761
98,676	Vertex Pharmaceuticals, Inc.	14,237,960

		127,995,666

Building Products – 1.1%
394,703	Fortune Brands Home & Security, Inc.	27,005,579

Capital Markets – 6.7%
149,355	Affiliated Managers Group, Inc.	29,672,358
310,123	Intercontinental Exchange, Inc.	22,158,289
695,833	Lazard Ltd. Class A	34,269,775
246,689	MSCI, Inc.	31,748,874
575,283	Northern Trust Corp.	56,251,172

		174,100,468

Chemicals – 3.5%
301,374	Ashland Global Holdings, Inc.	22,295,648
56,143	The Sherwin-Williams Co.	22,424,637
1,867,760	Valvoline, Inc.	46,058,962

		90,779,247

Containers & Packaging – 1.9%
439,423	Avery Dennison Corp.	50,146,953

Diversified Consumer Services* – 1.3%
366,023	Bright Horizons Family Solutions, Inc.	32,557,746

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 3.0%
233,322	Hubbell, Inc.	$ 29,349,574
962,207	Sensata Technologies Holding NV*	48,062,240

		77,411,814

Electronic Equipment, Instruments & Components – 3.3%
937,661	Amphenol Corp. Class A	84,942,710

Equity Real Estate Investment Trusts (REITs) – 2.9%
65,136	Equinix, Inc.	30,255,020
256,897	SBA Communications Corp.*	43,608,266

		73,863,286

Food Products* – 1.1%
954,675	Blue Buffalo Pet Products, Inc.	29,318,069

Health Care Equipment & Supplies – 3.6%
400,778	Edwards Lifesciences Corp.*	46,971,181
280,229	Nevro Corp.*	20,966,734
106,210	The Cooper Cos., Inc.	25,615,728

		93,553,643

Hotels, Restaurants & Leisure – 4.7%
82,990	Choice Hotels International, Inc.	6,514,715
780,168	Dunkin’ Brands Group, Inc.	46,576,030
519,495	Hilton Worldwide Holdings, Inc.	40,292,032
324,463	Yum! Brands, Inc.	27,082,927

		120,465,704

Industrial Conglomerates – 3.0%
286,548	Roper Technologies, Inc.	76,568,491

Internet & Direct Marketing Retail – 1.6%
343,663	Expedia, Inc.	42,098,718

Internet Software & Services* – 1.1%
597,157	GoDaddy, Inc. Class A	29,051,688

IT Services – 8.2%
808,362	Black Knight, Inc.*	36,295,454
413,903	DXC Technology Co.	39,792,634
369,669	Fiserv, Inc.*	48,592,990
440,152	Global Payments, Inc.	44,261,685
571,638	Total System Services, Inc.	42,507,002

		211,449,765

Life Sciences Tools & Services – 6.8%
755,864	Agilent Technologies, Inc.	52,336,023
262,770	Illumina, Inc.*	60,444,983
56,873	Mettler-Toledo International, Inc.*	35,785,060
317,901	PRA Health Sciences, Inc.*	26,185,506

		174,751,572

Machinery – 9.3%
597,523	Fortive Corp.	44,605,092
197,595	IDEX Corp.	26,787,954

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
252,734	John Bean Technologies Corp.	$ 30,264,896
480,983	The Middleby Corp.*	61,334,952
177,064	WABCO Holdings, Inc.*	26,462,215
456,922	Welbilt, Inc.*	10,253,330
584,188	Xylem, Inc.	40,507,596

240,216,035

Media*(a) – 0.5%
780,899	Altice USA, Inc. Class A	13,939,047

Oil, Gas & Consumable Fuels* – 1.8%
170,374	Concho Resources, Inc.	23,828,508
212,663	Diamondback Energy, Inc.	23,246,192

47,074,700

Pharmaceuticals – 2.3%
833,394	Zoetis, Inc.	60,246,052

Semiconductors & Semiconductor Equipment – 5.6%
521,085	Analog Devices, Inc.	44,870,629
272,209	Lam Research Corp.	52,353,957
168,186	Qorvo, Inc.*	12,879,684
479,282	Xilinx, Inc.	33,314,892

143,419,162

Software – 7.5%
267,591	Autodesk, Inc.*	29,354,733
212,663	Electronic Arts, Inc.*	22,616,710
307,207	Intuit, Inc.	48,299,084
133,431	Proofpoint, Inc.*	12,015,462
279,014	Red Hat, Inc.*	35,367,815
163,811	ServiceNow, Inc.*	20,148,753
334,556	Splunk, Inc.*	26,794,590

194,597,147

Specialty Retail – 2.7%
311,339	Five Below, Inc.*	19,240,750
395,189	Ross Stores, Inc.	30,046,220
95,273	Ulta Salon, Cosmetics & Fragrance, Inc.*	21,122,977

70,409,947

Textiles, Apparel & Luxury Goods – 1.5%
296,756	PVH Corp.	39,928,520

TOTAL COMMON STOCKS (Cost $1,811,868,637)		$2,529,672,439

Shares	Distribution Rate	Value
Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,117,839	0.971%	$ 11,117,839
(Cost $11,117,839)

TOTAL INVESTMENTS – 98.3% (Cost $1,822,986,476)		$2,540,790,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		44,825,282

NET ASSETS – 100.0%		$2,585,615,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Aerospace & Defense – 1.4%
161,611	L3 Technologies, Inc.	$ 32,094,328

Banks – 2.9%
456,851	Eagle Bancorp, Inc.*	30,220,694
390,143	First Republic Bank	37,274,262

		67,494,956

Beverages – 1.6%
505,207	MGP Ingredients, Inc.	37,562,140

Biotechnology* – 9.3%
586,523	ACADIA Pharmaceuticals, Inc.	17,742,321
346,179	Acceleron Pharma, Inc.	12,632,072
307,937	Agios Pharmaceuticals, Inc.	18,953,522
934,063	Alder Biopharmaceuticals, Inc.	10,274,693
696,973	Alkermes PLC	36,444,718
955,306	Exelixis, Inc.	25,869,687
89,102	Galapagos NV ADR	7,857,014
316,604	Neurocrine Biosciences, Inc.	22,760,662
120,700	Sarepta Therapeutics, Inc.	6,719,369
394,690	Seattle Genetics, Inc.	24,048,462
224,864	TESARO, Inc.	19,023,494
305,013	Ultragenyx Pharmaceutical, Inc.	15,400,106

		217,726,120

Building Products – 1.3%
453,283	Fortune Brands Home & Security, Inc.	31,013,623

Capital Markets – 5.8%
215,256	Affiliated Managers Group, Inc.	42,764,910
136,249	Evercore, Inc. Class A	11,833,226
1,030,425	Lazard Ltd. Class A	50,748,431
245,023	MSCI, Inc.	31,534,460

		136,881,027

Chemicals – 4.1%
348,465	Ashland Global Holdings, Inc.	25,779,441
523,398	RPM International, Inc.	27,724,392
1,710,512	Valvoline, Inc.	42,181,226

		95,685,059

Commercial Services & Supplies – 1.4%
616,775	Healthcare Services Group, Inc.	32,029,126

Construction Materials* – 0.9%
717,980	Summit Materials, Inc. Class A	22,085,065

Consumer Finance* – 1.1%
2,295,591	SLM Corp.	26,559,988

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.8%
370,838	Avery Dennison Corp.	$ 42,320,033

Diversified Consumer Services* – 1.6%
422,664	Bright Horizons Family Solutions, Inc.	37,595,963

Electrical Equipment – 3.2%
271,011	Hubbell, Inc.	34,090,474
833,173	Sensata Technologies Holding NV*	41,616,991

		75,707,465

Electronic Equipment, Instruments & Components – 2.6%
536,440	Badger Meter, Inc.	24,890,816
151,878	Cognex Corp.	21,045,734
48,799	Coherent, Inc.*	14,247,356

		60,183,906

Equity Real Estate Investment Trusts (REITs)* – 0.8%
110,158	SBA Communications Corp.	18,699,321

Food Products – 1.7%
943,695	Blue Buffalo Pet Products, Inc.*	28,980,873
309,182	Snyder’s-Lance, Inc.	11,959,160

		40,940,033

Health Care Equipment & Supplies – 6.4%
193,500	ABIOMED, Inc.*	37,701,540
107,004	ICU Medical, Inc.*	22,834,654
90,903	IDEXX Laboratories, Inc.*	14,218,138
177,465	Neogen Corp.*	14,889,313
359,836	Nevro Corp.*	26,922,930
69,381	The Cooper Cos., Inc.	16,733,310
183,308	West Pharmaceutical Services, Inc.	18,317,968

		151,617,853

Health Care Providers & Services* – 1.9%
488,684	Acadia Healthcare Co., Inc.(a)	15,554,812
141,948	WellCare Health Plans, Inc.	30,233,504

		45,788,316

Health Care Technology* – 0.7%
126,652	athenahealth, Inc.	16,830,784

Hotels, Restaurants & Leisure – 5.0%
74,758	Choice Hotels International, Inc.	5,868,503
792,985	Dunkin’ Brands Group, Inc.	47,341,204
245,039	Shake Shack, Inc. Class A*(a)	10,071,103
99,067	Vail Resorts, Inc.	22,305,926
806,095	Wingstop, Inc.(a)	31,590,863

		117,177,599

Household Durables* – 0.4%
271,420	M/I Homes, Inc.	9,828,118

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 2.1%
854,715	GoDaddy, Inc. Class A	$41,581,885
122,436	Wix.com Ltd.	6,721,736

		48,303,621

IT Services – 7.1%
739,291	Black Knight, Inc.*	33,194,166
231,306	Gartner, Inc.*	27,962,582
370,192	Global Payments, Inc.	37,226,508
658,706	InterXion Holding NV*	38,027,097
406,028	Total System Services, Inc.	30,192,242

		166,602,595

Life Sciences Tools & Services – 3.1%
27,772	Mettler-Toledo International, Inc.*	17,474,420
414,931	PerkinElmer, Inc.	30,572,116
292,894	PRA Health Sciences, Inc.*	24,125,679

		72,172,215

Machinery – 11.7%
105,650	Graco, Inc.	13,902,483
217,733	IDEX Corp.	29,518,063
369,097	John Bean Technologies Corp.	44,199,366
514,327	Kornit Digital Ltd.*(a)	9,155,021
307,168	Tennant Co.	20,211,654
486,068	The Gorman-Rupp Co.	16,006,219
486,003	The Middleby Corp.*	61,975,103
175,984	WABCO Holdings, Inc.*	26,300,809
595,259	Welbilt, Inc.*	13,357,612
586,212	Xylem, Inc.	40,647,940

		275,274,270

Oil, Gas & Consumable Fuels* – 1.6%
352,816	Diamondback Energy, Inc.	38,566,317

Real Estate Management & Development – 0.7%
383,888	HFF, Inc. Class A	17,328,704

Semiconductors & Semiconductor Equipment – 4.1%
885,140	Advanced Micro Devices, Inc.*(a)	9,639,175
251,804	Cavium, Inc.*	21,524,206
232,849	Monolithic Power Systems, Inc.	27,557,679
161,687	Qorvo, Inc.*	12,381,990
349,616	Xilinx, Inc.	24,301,808

		95,404,858

Software* – 6.8%
169,935	Proofpoint, Inc.	15,302,647
124,707	Red Hat, Inc.	15,807,859
172,607	ServiceNow, Inc.	21,230,661
417,632	Splunk, Inc.	33,448,147
88,451	Tableau Software, Inc. Class A	6,218,105

Shares	Description	Value
Common Stocks – (continued)
Software* – (continued)
143,426	Take-Two Interactive Software, Inc.	$ 15,999,170
135,881	The Ultimate Software Group, Inc.	28,674,968
133,948	Tyler Technologies, Inc.	24,501,768

		161,183,325

Specialty Retail* – 2.8%
269,221	Burlington Stores, Inc.	28,637,038
440,694	Five Below, Inc.	27,234,889
45,758	Ulta Salon, Cosmetics & Fragrance, Inc.	10,145,006

		66,016,933

Technology Hardware, Storage & Peripherals* – 0.8%
596,897	Electronics For Imaging, Inc.	18,360,552

Textiles, Apparel & Luxury Goods – 1.3%
225,673	PVH Corp.	30,364,302

TOTAL COMMON STOCKS (Cost $1,736,060,257)		$2,305,398,515

Shares	Distribution Rate	Value
Investment Companies(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,905,030	0.971%	$ 8,905,030
(Cost $8,905,030)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,744,965,287)		$2,314,303,545

Securities Lending Reinvestment Vehicle(b) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,359,731	0.971%	$ 24,359,731
(Cost $24,359,731)

TOTAL INVESTMENTS – 99.4% (Cost $1,769,325,018)		$2,338,663,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		13,171,814

NET ASSETS — 100.0%		$2,351,835,090

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 3.4%
6,429	General Dynamics Corp.	$ 1,331,832
12,070	Northrop Grumman Corp.	3,710,318
16,823	The Boeing Co.	4,656,606

		9,698,756

Auto Components* – 1.0%
26,470	Delphi Automotive PLC	2,770,615

Banks – 1.1%
50,113	SunTrust Banks, Inc.	3,088,464

Beverages – 2.9%
65,150	Monster Beverage Corp.*	4,082,951
87,939	The Coca-Cola Co.	4,024,968

		8,107,919

Biotechnology – 5.3%
18,754	Amgen, Inc.	3,294,328
26,791	Incyte Corp.*	2,652,041
7,085	Regeneron Pharmaceuticals, Inc.*	2,563,778
19,971	Shire PLC ADR	2,970,686
22,785	Vertex Pharmaceuticals, Inc.*	3,287,648

		14,768,481

Capital Markets – 3.0%
35,369	Intercontinental Exchange, Inc.	2,527,115
45,255	Northern Trust Corp.	4,425,034
8,891	S&P Global, Inc.	1,471,283

		8,423,432

Chemicals – 1.6%
8,270	The Sherwin-Williams Co.	3,303,203
47,345	Valvoline, Inc.	1,167,528

		4,470,731

Communications Equipment – 1.3%
94,622	Cisco Systems, Inc.	3,529,401

Electronic Equipment, Instruments & Components – 0.8%
25,234	Amphenol Corp. Class A	2,285,948

Equity Real Estate Investment Trusts (REITs) – 2.9%
27,535	American Tower Corp.	3,963,113
9,202	Equinix, Inc.	4,274,237

		8,237,350

Food Products – 0.9%
29,439	The Kraft Heinz Co.	2,395,451

Health Care Equipment & Supplies – 3.4%
112,269	Boston Scientific Corp.*	2,950,429
42,541	Danaher Corp.	4,014,169
21,940	Edwards Lifesciences Corp.*	2,571,368

		9,535,966

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.1%
16,914	Aetna, Inc.	$ 3,047,564

Hotels, Restaurants & Leisure – 3.9%
41,828	Dunkin’ Brands Group, Inc.	2,497,132
37,668	Las Vegas Sands Corp.	2,610,016
33,426	McDonald’s Corp.	5,748,269

		10,855,417

Household Products – 0.9%
36,084	Colgate-Palmolive Co.	2,614,286

Industrial Conglomerates – 4.2%
11,233	3M Co.	2,731,192
35,061	Honeywell International, Inc.	5,468,113
13,456	Roper Technologies, Inc.	3,595,578

		11,794,883

Internet & Direct Marketing Retail* – 6.6%
9,770	Amazon.com, Inc.	11,496,847
18,929	Netflix, Inc.	3,550,702
2,008	The Priceline Group, Inc.	3,493,338

		18,540,887

Internet Software & Services* – 9.8%
8,805	Alphabet, Inc. Class A	9,123,477
6,764	Alphabet, Inc. Class C	6,908,817
65,221	Facebook, Inc. Class A	11,555,857

		27,588,151

IT Services – 4.3%
23,015	Fiserv, Inc.*	3,025,322
14,603	Global Payments, Inc.	1,468,478
51,216	MasterCard, Inc. Class A	7,706,471

		12,200,271

Life Sciences Tools & Services – 1.9%
28,202	Agilent Technologies, Inc.	1,952,706
15,057	Illumina, Inc.*	3,463,562

		5,416,268

Machinery – 3.4%
28,727	Fortive Corp.	2,144,471
22,934	The Middleby Corp.*	2,924,544
10,636	WABCO Holdings, Inc.*	1,589,550
42,592	Xylem, Inc.	2,953,329

		9,611,894

Media – 2.2%
167,056	Comcast Corp. Class A	6,271,282

Oil, Gas & Consumable Fuels* – 1.4%
10,899	Concho Resources, Inc.	1,524,334
22,107	Diamondback Energy, Inc.	2,416,516

		3,940,850

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 1.0%
23,509	The Estee Lauder Cos., Inc. Class A	$ 2,934,628

Pharmaceuticals – 2.9%
63,811	Eli Lilly & Co.	5,400,963
39,649	Zoetis, Inc.	2,866,226

		8,267,189

Road & Rail – 1.3%
65,624	CSX Corp.	3,658,538

Semiconductors & Semiconductor Equipment – 3.8%
48,568	Applied Materials, Inc.	2,562,933
14,101	NVIDIA Corp.	2,830,212
54,359	Texas Instruments, Inc.	5,288,587

		10,681,732

Software – 10.5%
10,954	Adobe Systems, Inc.*	1,987,823
27,461	Electronic Arts, Inc.*	2,920,477
21,199	Intuit, Inc.	3,332,907
172,706	Microsoft Corp.	14,536,664
60,155	Oracle Corp.	2,951,204
35,682	salesforce.com, Inc.*	3,722,346

		29,451,421

Specialty Retail – 1.8%
40,669	Ross Stores, Inc.	3,092,064
11,639	The Home Depot, Inc.	2,092,925

		5,184,989

Technology Hardware, Storage & Peripherals – 7.2%
117,321	Apple, Inc.	20,161,614

Textiles, Apparel & Luxury Goods – 2.7%
86,946	NIKE, Inc. Class B	5,253,277
17,017	PVH Corp.	2,289,638

		7,542,915

Tobacco – 0.8%
22,198	Philip Morris International, Inc.	2,280,844

TOTAL COMMON STOCKS (Cost $163,438,505)		$279,358,137

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
87	0.971%	$ 87
(Cost $87)

TOTAL INVESTMENTS – 99.3% (Cost $163,438,592)		$279,358,224

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,958,437

NET ASSETS – 100.0%		$281,316,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Electronic Equipment, Instruments & Components – 3.9%
200,655	Amphenol Corp. Class A	$ 18,177,336

Equity Real Estate Investment Trusts (REITs) – 8.4%
95,230	American Tower Corp.	13,706,454
20,016	Equinix, Inc.	9,297,232
98,250	SBA Communications Corp.*	16,677,937

		39,681,623

Internet & Direct Marketing Retail – 9.3%
27,324	Amazon.com, Inc.*	32,153,517
37,042	Expedia, Inc.	4,537,645
4,153	The Priceline Group, Inc.*	7,225,016

		43,916,178

Internet Software & Services* – 15.6%
17,851	Alphabet, Inc. Class A	18,496,671
19,278	Alphabet, Inc. Class C	19,690,742
183,257	eBay, Inc.	6,353,520
165,814	Facebook, Inc. Class A	29,378,924

		73,919,857

IT Services – 12.5%
68,560	Accenture PLC Class A	10,147,566
145,909	Black Knight, Inc.*	6,551,314
42,688	Gartner, Inc.*	5,160,552
101,204	Global Payments, Inc.	10,177,074
114,889	MasterCard, Inc. Class A	17,287,348
133,863	Total System Services, Inc.	9,954,053

		59,277,907

Life Sciences Tools & Services* – 1.1%
22,483	Illumina, Inc.	5,171,764

Semiconductors & Semiconductor Equipment – 12.8%
294,289	Applied Materials, Inc.	15,529,631
18,014	Broadcom Ltd.	5,006,811
87,568	Cavium, Inc.*	7,485,313
23,646	Lam Research Corp.	4,547,835
95,687	Qorvo, Inc.*	7,327,710
164,480	Texas Instruments, Inc.	16,002,259
65,692	Xilinx, Inc.	4,566,251

		60,465,810

Software – 27.1%
80,329	Activision Blizzard, Inc.	5,012,530
70,146	Adobe Systems, Inc.*	12,729,395
45,277	Autodesk, Inc.*	4,966,887
78,690	Electronic Arts, Inc.*	8,368,681
71,765	Intuit, Inc.	11,282,893
236,541	Microsoft Corp.	19,909,656
354,813	Oracle Corp.	17,407,126
86,442	Red Hat, Inc.*	10,957,388
91,349	Salesforce.com, Inc.*	9,529,528
97,926	ServiceNow, Inc.*	12,044,898
146,058	Splunk, Inc.*	11,697,785
43,898	Workday, Inc. Class A*	4,521,494

		128,428,261

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 8.4%
209,283	Apple, Inc.	$ 35,965,284
124,257	Electronics For Imaging, Inc.*	3,822,145

		39,787,429

TOTAL COMMON STOCKS (Cost $217,862,801)		$468,826,165

TOTAL INVESTMENTS – 99.1% (Cost $217,862,801)		$468,826,165

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,373,888

NET ASSETS – 100.0%		$473,200,053

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price; the Funds policy is to use the market approach). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Securities Lending — The Capital Growth and Small/Mid Cap Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth and Small/Mid Cap Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Capital Growth and Small/Mid Cap Growth Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2017:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$23,441,142	$—	$—
North America	936,658,549	—	—
Investment Company	4,769,416	—	—
Securities Lending Reinvestment Vehicle	163,248	—	—
Total	$965,032,355	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,126,336	$—	$—
North America	150,633,789
Investment Company	147	—	—
Total	$155,760,272	$—	$—

BLUE CHIP FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$231,636	$—	$—
North America	5,578,969	—	—
Investment Company	242,137	—	—
Total	$6,052,742	$—	$—

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$116,288	$—	$—
North America	19,278,220	—	—
Exchange Traded Funds	857,291	—	—
Investment Company	19	—	—
Total	$20,251,818	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$44,872,591	$—	$—
North America	2,484,799,848	—	—
Investment Company	11,117,839	—	—
Total	$2,540,790,278	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$15,876,757	$—	$—
Europe	82,328,829	—	—
North America	2,207,192,929	—	—
Investment Company	8,905,030	—	—
Securities Lending Reinvestment Vehicle	24,359,731	—	—
Total	$2,338,663,276	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,741,301	$—	$—
North America	273,616,836	—	—
Investment Company	87	—	—
Total	$279,358,224	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,147,566	$—	$—
North America	458,678,599	—	—
Total	$468,826,165	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Aerospace & Defense – 1.1%
35,288	United Technologies Corp.	$ 4,285,728

Air Freight & Logistics – 1.0%
32,660	United Parcel Service, Inc. Class B	3,966,557

Banks – 12.3%
245,027	Bank of America Corp.	6,902,411
130,543	BB&T Corp.	6,451,435
112,679	JPMorgan Chase & Co.	11,777,209
103,752	SunTrust Banks, Inc.	6,394,236
306,003	Wells Fargo & Co.	17,279,989

		48,805,280

Beverages – 1.7%
23,766	Anheuser-Busch InBev SA ADR	2,720,969
50,749	Molson Coors Brewing Co. Class B	3,963,497

		6,684,466

Capital Markets – 2.6%
247,974	AllianceBernstein Holding LP	6,199,350
42,083	Northern Trust Corp.	4,114,876

		10,314,226

Chemicals – 1.9%
102,354	DowDuPont, Inc.	7,365,394

Communications Equipment – 3.0%
313,534	Cisco Systems, Inc.	11,694,818

Construction & Engineering – 0.7%
104,463	Vinci SA ADR	2,667,985

Diversified Telecommunication Services – 3.7%
309,448	AT&T, Inc.	11,257,718
64,743	Verizon Communications, Inc.	3,294,771

		14,552,489

Electric Utilities – 4.8%
61,350	Duke Energy Corp.	5,471,193
51,707	Edison International	4,202,228
119,591	FirstEnergy Corp.	4,082,837
59,472	Pinnacle West Capital Corp.	5,460,124

		19,216,382

Electrical Equipment – 1.2%
70,881	Emerson Electric Co.	4,594,506

Energy Equipment & Services – 0.4%
26,288	Schlumberger Ltd.	1,652,201

Equity Real Estate Investment Trusts (REITs) – 5.0%
39,793	Crown Castle International Corp.	4,496,609
424,403	DDR Corp.	3,238,195

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
59,708	Equity Residential	$ 3,989,689
120,067	Hudson Pacific Properties, Inc.	4,277,987
60,315	Ventas, Inc.	3,860,763

		19,863,243

Food & Staples Retailing – 1.2%
49,399	Wal-Mart Stores, Inc.	4,803,065

Food Products – 1.8%
111,963	Conagra Brands, Inc.	4,179,579
37,676	The Kraft Heinz Co.	3,065,696

		7,245,275

Health Care Equipment & Supplies – 4.3%
128,747	Abbott Laboratories	7,257,468
120,019	Medtronic PLC	9,857,161

		17,114,629

Household Products – 3.7%
164,394	The Procter & Gamble Co.	14,793,816

Industrial Conglomerates – 1.8%
391,893	General Electric Co.	7,167,723

Insurance – 4.9%
138,719	American International Group, Inc.	8,317,591
102,708	MetLife, Inc.	5,513,365
57,803	Validus Holdings Ltd.	2,842,752
74,753	XL Group Ltd.	2,901,912

		19,575,620

Media – 2.1%
109,204	Comcast Corp. Class A	4,099,518
153,366	Viacom, Inc. Class B	4,343,325

		8,442,843

Metals & Mining – 0.5%
33,206	Nucor Corp.	1,909,345

Multi-Utilities – 1.1%
81,639	Public Service Enterprise Group, Inc.	4,331,765

Oil, Gas & Consumable Fuels – 10.2%
57,689	Chevron Corp.	6,864,414
76,506	ConocoPhillips	3,892,625
243,420	Exxon Mobil Corp.	20,274,452
111,295	Royal Dutch Shell PLC Class B ADR	7,338,792
65,274	The Williams Cos., Inc.	1,896,210

		40,266,493

Personal Products(a) – 1.0%
68,290	Unilever NV	3,943,065

Pharmaceuticals – 12.8%
16,339	Allergan PLC	2,840,208
86,010	Bristol-Myers Squibb Co.	5,434,972

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
112,259	Johnson & Johnson	$ 15,641,047
119,445	Merck & Co., Inc.	6,601,725
552,740	Pfizer, Inc.	20,042,352

		50,560,304

Road & Rail – 1.2%
38,577	Union Pacific Corp.	4,879,990

Semiconductors & Semiconductor Equipment – 2.7%
107,057	Intel Corp.	4,800,436
162,807	Marvell Technology Group Ltd.	3,637,109
24,315	Texas Instruments, Inc.	2,365,606

		10,803,151

Software – 4.7%
105,694	Microsoft Corp.	8,896,264
200,634	Oracle Corp.	9,843,104

		18,739,368

Technology Hardware, Storage & Peripherals – 1.0%
23,554	Apple, Inc.	4,047,755

Tobacco – 1.5%
90,558	British American Tobacco PLC ADR	5,762,206

Wireless Telecommunication Services – 1.3%
171,734	Vodafone Group PLC ADR	5,285,972

TOTAL COMMON STOCKS (Cost $347,154,625)		$385,335,660

Shares	Distribution Rate	Value
Investment Company(b) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,900,778	0.971%	$ 3,900,778
(Cost $3,900,778)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $351,055,403)		$389,236,438

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
123,331	0.971%	$ 123,331
(Cost $123,331)

TOTAL INVESTMENTS – 98.3% (Cost $351,178,734)		$389,359,769

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		6,904,153

NET ASSETS – 100.0%		$396,263,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Aerospace & Defense – 2.0%
1,964	Textron, Inc.	$ 109,414

Airlines* – 2.2%
5,451	JetBlue Airways Corp.	117,033

Automobiles – 2.4%
3,043	Volkswagen AG ADR	126,345

Banks – 12.9%
9,160	Bank of America Corp.	258,037
4,140	Citizens Financial Group, Inc.	168,498
4,677	Wells Fargo & Co.	264,110

		690,645

Biotechnology – 1.5%
530	Shire PLC ADR	78,838

Capital Markets – 2.6%
1,414	Northern Trust Corp.	138,261

Chemicals – 2.5%
1,878	DowDuPont, Inc.	135,141

Consumer Finance – 5.2%
2,309	Discover Financial Services	163,015
9,991	SLM Corp.*	115,596

		278,611

Diversified Telecommunication Services – 4.9%
7,141	AT&T, Inc.	259,790

Electric Utilities – 1.6%
2,530	FirstEnergy Corp.	86,374

Equity Real Estate Investment Trusts (REITs) – 2.4%
703	AvalonBay Communities, Inc.	127,475

Health Care Equipment & Supplies – 5.0%
1,902	Medtronic PLC	156,211
963	Zimmer Biomet Holdings, Inc.	112,768

		268,979

Household Products – 4.1%
2,412	The Procter & Gamble Co.	217,056

Industrial Conglomerates – 1.6%
4,775	General Electric Co.	87,335

Insurance – 2.9%
2,835	MetLife, Inc.	152,183

Internet & Direct Marketing Retail – 3.4%
1,470	Expedia, Inc.	180,075

Internet Software & Services* – 2.5%
129	Alphabet, Inc. Class A	133,666

Leisure Products – 2.1%
2,015	Brunswick Corp.	111,530

Shares	Description	Value
Common Stocks – (continued)
Media – 2.0%
2,870	Comcast Corp. Class A	$ 107,740

Metals & Mining – 2.8%
2,638	Nucor Corp.	151,685

Multiline Retail – 2.0%
1,801	Target Corp.	107,880

Oil, Gas & Consumable Fuels – 10.7%
1,648	EQT Corp.	98,221
2,649	Exxon Mobil Corp.	220,635
843	Pioneer Natural Resources Co.	131,542
18,763	Southwestern Energy Co.*	119,332

		569,730

Pharmaceuticals – 7.9%
599	Allergan PLC	104,124
1,840	Bristol-Myers Squibb Co.	116,270
5,518	Pfizer, Inc.	200,083

		420,477

Semiconductors & Semiconductor Equipment – 1.5%
3,586	Marvell Technology Group Ltd.	80,111

Software – 5.4%
625	Citrix Systems, Inc.*	54,769
1,247	Microsoft Corp.	104,960
2,656	Oracle Corp.	130,303

		290,032

Specialty Retail – 4.0%
2,586	Lowe’s Cos., Inc.	215,595

TOTAL COMMON STOCKS (Cost $4,904,701)		$5,242,001

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
54	0.971%	$ 54
(Cost $54)

TOTAL INVESTMENTS – 98.1% (Cost $4,904,755)		$5,242,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		99,361

NET ASSETS – 100.0%		$5,341,416

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Aerospace & Defense – 2.5%
154,333	Textron, Inc.	$ 8,597,891
105,690	United Technologies Corp.	12,836,051

		21,433,942

Air Freight & Logistics – 1.6%
77,771	C.H. Robinson Worldwide, Inc.	6,738,857
55,030	United Parcel Service, Inc. Class B	6,683,394

		13,422,251

Airlines* – 1.1%
447,715	JetBlue Airways Corp.	9,612,441

Automobiles – 0.9%
191,265	Volkswagen AG ADR	7,941,323

Banks – 15.1%
1,431,474	Bank of America Corp.	40,324,623
542,252	Citizens Financial Group, Inc.	22,069,656
214,238	JPMorgan Chase & Co.	22,392,156
782,162	Wells Fargo & Co.	44,168,688

		128,955,123

Beverages – 0.8%
89,044	Molson Coors Brewing Co. Class B	6,954,336

Biotechnology – 2.9%
81,421	BioMarin Pharmaceutical, Inc.*	6,985,922
64,027	Celgene Corp.*	6,455,842
42,501	Shire PLC ADR	6,322,024
31,597	Vertex Pharmaceuticals, Inc.*	4,559,131

		24,322,919

Capital Markets – 3.1%
134,654	Northern Trust Corp.	13,166,468
238,282	The Bank of New York Mellon Corp.	13,043,557

		26,210,025

Chemicals – 2.5%
300,400	DowDuPont, Inc.	21,616,784

Communications Equipment – 2.3%
527,867	Cisco Systems, Inc.	19,689,439

Consumer Finance – 2.1%
159,620	Discover Financial Services	11,269,172
598,085	SLM Corp.*	6,919,843

		18,189,015

Diversified Telecommunication Services – 4.0%
947,931	AT&T, Inc.	34,485,730

Electric Utilities – 2.8%
79,422	Edison International	6,454,626
377,403	FirstEnergy Corp.	12,884,538
79,663	PG&E Corp.	4,320,921

		23,660,085

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 1.0%
109,235	Eaton Corp. PLC	$ 8,496,298

Equity Real Estate Investment Trusts (REITs) – 1.2%
56,067	AvalonBay Communities, Inc.	10,166,629

Food Products – 1.8%
180,539	Conagra Brands, Inc.	6,739,521
196,454	Mondelez International, Inc. Class A	8,435,735

		15,175,256

Health Care Equipment & Supplies – 3.1%
236,921	Medtronic PLC	19,458,322
58,326	Zimmer Biomet Holdings, Inc.	6,829,974

		26,288,296

Health Care Providers & Services – 1.1%
50,807	Aetna, Inc.	9,154,405

Household Products – 3.5%
331,061	The Procter & Gamble Co.	29,792,179

Industrial Conglomerates – 1.6%
767,457	General Electric Co.	14,036,789

Insurance – 4.6%
278,532	American International Group, Inc.	16,700,779
418,015	MetLife, Inc.	22,439,045

		39,139,824

Internet & Direct Marketing Retail – 1.7%
121,076	Expedia, Inc.	14,831,810

Internet Software & Services* – 2.0%
16,336	Alphabet, Inc. Class A	16,926,873

Leisure Products – 0.8%
129,702	Brunswick Corp.	7,179,006

Machinery – 0.7%
115,024	ITT, Inc.	6,234,301

Media – 2.7%
464,697	Comcast Corp. Class A	17,444,725
101,734	DISH Network Corp. Class A*	5,152,827

		22,597,552

Metals & Mining – 1.5%
216,486	Nucor Corp.	12,447,945

Multiline Retail – 1.1%
151,114	Target Corp.	9,051,729

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 10.2%
139,759	BP PLC ADR	$ 5,600,143
207,656	ConocoPhillips	10,565,537
101,436	EQT Corp.	6,045,586
439,417	Exxon Mobil Corp.	36,599,042
109,086	Pioneer Natural Resources Co.	17,021,780
1,675,804	Southwestern Energy Co.*	10,658,113

		86,490,201

Pharmaceuticals – 7.5%
60,568	Allergan PLC	10,528,535
158,024	Bristol-Myers Squibb Co.	9,985,537
123,754	Johnson & Johnson	17,242,645
716,357	Pfizer, Inc.	25,975,105

		63,731,822

Road & Rail – 1.1%
79,889	Kansas City Southern	8,958,752

Semiconductors & Semiconductor Equipment – 1.7%
90,952	Intel Corp.	4,078,288
283,309	Marvell Technology Group Ltd.	6,329,123
57,994	QUALCOMM, Inc.	3,847,322

		14,254,733

Software – 4.4%
129,803	Citrix Systems, Inc.*	11,374,637
75,466	Microsoft Corp.	6,351,973
401,020	Oracle Corp.	19,674,041

		37,400,651

Specialty Retail – 2.5%
257,335	Lowe’s Cos., Inc.	21,454,019

Technology Hardware, Storage & Peripherals – 0.5%
24,276	Apple, Inc.	4,171,831

Tobacco – 0.7%
97,057	British American Tobacco PLC ADR	6,175,737

TOTAL COMMON STOCKS (Cost $721,637,334)		$840,650,051

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,446	0.971%	$ 5,446
(Cost $5,446)

TOTAL INVESTMENTS – 98.7% (Cost $721,642,780)		$840,655,497

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		11,362,625

NET ASSETS – 100.0%		$852,018,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 1.3%
158,689	L3 Technologies, Inc.	$ 31,514,048

Air Freight & Logistics* – 1.2%
374,733	XPO Logistics, Inc.	29,615,149

Airlines* – 1.3%
1,439,667	JetBlue Airways Corp.	30,909,650

Banks – 8.3%
1,183,470	Citizens Financial Group, Inc.	48,167,229
360,462	Comerica, Inc.	30,030,089
1,874,625	First Horizon National Corp.	36,348,979
227,590	Signature Bank*	31,243,555
890,949	SunTrust Banks, Inc.	54,909,187

		200,699,039

Beverages – 1.2%
535,359	Coca-Cola European Partners PLC	20,873,647
109,605	Molson Coors Brewing Co. Class B	8,560,151

		29,433,798

Biotechnology* – 1.6%
64,049	Alexion Pharmaceuticals, Inc.	7,033,221
254,284	BioMarin Pharmaceutical, Inc.	21,817,567
75,520	Vertex Pharmaceuticals, Inc.	10,896,781

		39,747,569

Capital Markets – 1.9%
189,280	Ameriprise Financial, Inc.	30,896,174
306,861	E*TRADE Financial Corp.*	14,772,289

		45,668,463

Chemicals – 1.5%
337,452	Celanese Corp. Series A	36,188,352

Communications Equipment – 1.7%
439,739	CommScope Holding Co., Inc.*	15,826,207
243,351	Juniper Networks, Inc.	6,755,424
2,070,595	Viavi Solutions, Inc.*	19,401,475

		41,983,106

Construction & Engineering – 1.2%
463,638	Jacobs Engineering Group, Inc.	30,428,562

Construction Materials – 0.8%
89,860	Martin Marietta Materials, Inc.	18,725,925

Consumer Finance* – 1.7%
3,637,754	SLM Corp.	42,088,814

Containers & Packaging – 1.6%
963,601	Ball Corp.	38,457,316

Shares	Description	Value
Common Stocks – (continued)
Distributors* – 1.4%
865,815	LKQ Corp.	$ 34,130,427

Electric Utilities – 5.3%
546,806	Edison International	44,438,924
634,753	FirstEnergy Corp.	21,670,467
353,704	Pinnacle West Capital Corp.	32,473,564
600,339	Xcel Energy, Inc.	30,983,496

		129,566,451

Electrical Equipment – 0.8%
268,623	AMETEK, Inc.	19,526,206

Equity Real Estate Investment Trusts (REITs) – 11.2%
257,152	Alexandria Real Estate Equities, Inc.	32,673,733
234,209	AvalonBay Communities, Inc.	42,469,118
168,248	Boston Properties, Inc.	21,094,934
308,773	Camden Property Trust	28,184,799
195,970	CyrusOne, Inc.	11,907,137
1,195,896	DDR Corp.	9,124,686
111,847	Federal Realty Investment Trust	14,787,292
346,055	GGP, Inc.	8,132,293
889,993	Hudson Pacific Properties, Inc.	31,710,451
587,912	Prologis, Inc.	38,937,412
607,987	RLJ Lodging Trust	13,181,158
261,932	Vornado Realty Trust	20,331,162

		272,534,175

Food & Staples Retailing* – 1.3%
1,074,116	US Foods Holding Corp.	31,278,258

Food Products – 2.5%
911,808	Conagra Brands, Inc.	34,037,793
464,356	Pinnacle Foods, Inc.	27,039,450

		61,077,243

Gas Utilities – 1.2%
304,949	Atmos Energy Corp.	28,143,743

Health Care Equipment & Supplies – 1.6%
327,893	Zimmer Biomet Holdings, Inc.	38,396,270

Health Care Providers & Services* – 2.1%
590,780	Acadia Healthcare Co., Inc.	18,804,528
210,249	Laboratory Corp. of America Holdings	33,276,109

		52,080,637

Hotels, Restaurants & Leisure – 1.8%
1,146,188	La Quinta Holdings, Inc.*	20,413,608
650,048	MGM Resorts International	22,179,638

		42,593,246

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 2.2%
410,865	Lennar Corp. Class A	$ 25,794,105
7,591	Lennar Corp. Class B	389,570
94,640	Mohawk Industries, Inc.*	26,746,210

		52,929,885

Insurance – 6.4%
278,183	Arch Capital Group Ltd.*	26,341,148
444,518	The Hartford Financial Services Group, Inc.	25,533,114
352,746	The Progressive Corp.	18,759,033
487,537	Unum Group	27,604,345
363,262	Validus Holdings Ltd.	17,865,225
230,385	W.R. Berkley Corp.	15,924,211
149,130	Willis Towers Watson PLC	23,980,104

		156,007,180

Internet & Direct Marketing Retail – 1.5%
296,766	Expedia, Inc.	36,353,835

Internet Software & Services* – 0.5%
237,076	GoDaddy, Inc. Class A	11,533,747

IT Services – 2.2%
110,892	DXC Technology Co.	10,661,157
441,651	Fidelity National Information Services, Inc.	41,660,939

		52,322,096

Leisure Products – 0.9%
397,678	Brunswick Corp.	22,011,477

Machinery – 5.9%
396,721	ITT, Inc.	21,502,278
275,315	Stanley Black & Decker, Inc.	46,701,683
390,985	Terex Corp.	18,282,459
679,684	Trinity Industries, Inc.	24,230,735
422,531	Wabtec Corp.(a)	32,492,634

		143,209,789

Media* – 2.2%
161,557	DISH Network Corp. Class A	8,182,862
356,571	Liberty Broadband Corp. Class C	31,003,849
425,401	Liberty Media Corp-Liberty Formula One Class C	15,484,596

		54,671,307

Metals & Mining – 2.2%
1,412,899	Freeport-McMoRan, Inc.*	19,667,554
850,799	Steel Dynamics, Inc.	32,755,762

		52,423,316

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
900,509	Starwood Property Trust, Inc.	19,523,035

Multi-Utilities – 3.7%
520,995	CMS Energy Corp.	25,997,651
674,904	Public Service Enterprise Group, Inc.	35,810,406
240,900	Sempra Energy	29,146,491

		90,954,548

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 8.8%
298,258	Andeavor	$ 31,457,271
357,527	Cheniere Energy, Inc.*	17,275,705
122,363	Cimarex Energy Co.	14,207,568
1,325,908	Encana Corp.	15,698,751
873,742	EQT Corp.	52,075,023
497,096	Noble Energy, Inc.	13,073,625
705,494	RSP Permian, Inc.*	25,912,795
868,961	The Williams Cos., Inc.	25,243,317
1,531,438	WPX Energy, Inc.*	19,403,319

		214,347,374

Road & Rail – 1.2%
220,826	Old Dominion Freight Line, Inc.	28,539,552

Semiconductors & Semiconductor Equipment – 2.7%
2,044,785	Marvell Technology Group Ltd.	45,680,497
270,536	Qorvo, Inc.*	20,717,647

		66,398,144

Software* – 0.5%
139,570	Citrix Systems, Inc.	12,230,519

Specialty Retail* – 2.1%
250,948	Burlington Stores, Inc.	26,693,339
103,806	O’Reilly Automotive, Inc.	24,520,015

		51,213,354

Textiles, Apparel & Luxury Goods – 0.7%
132,029	PVH Corp.	17,764,502

TOTAL COMMON STOCKS (Cost $2,134,707,135)		$2,407,220,107

Shares	Distribution Rate	Value
Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,423,140	0.971%	$ 15,423,140
(Cost $15,423,140)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,150,130,275)		$2,422,643,247

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,866,625	0.971%	$ 3,866,625
(Cost $3,866,625)

TOTAL INVESTMENTS – 99.8% (Cost $2,153,996,900)		$2,426,509,872

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		5,088,648

NET ASSETS – 100.0%		$2,431,598,520

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
163,220	Curtiss-Wright Corp.	$ 20,271,924
168,468	Esterline Technologies Corp.*	11,935,958
900,988	KLX, Inc.*	50,554,437
643,608	Mercury Systems, Inc.*	33,589,901
476,074	Moog, Inc. Class A*	40,042,584

		156,394,804

Air Freight & Logistics – 1.6%
1,120,835	Air Transport Services Group, Inc.*	27,180,249
286,138	Forward Air Corp.	16,281,252
838,471	XPO Logistics, Inc.*	66,264,363

		109,725,864

Airlines – 0.6%
743,475	SkyWest, Inc.	38,697,874

Auto Components – 1.3%
1,367,246	American Axle & Manufacturing Holdings, Inc.*	24,542,065
1,677,944	Dana, Inc.	55,439,270
196,219	Standard Motor Products, Inc.	8,871,061

		88,852,396

Automobiles – 0.4%
506,287	Winnebago Industries, Inc.	27,719,213

Banks – 19.7%
630,928	Ameris Bancorp	31,294,029
979,155	BancorpSouth Bank	32,556,904
963,853	Banner Corp.	55,508,294
1,617,691	Boston Private Financial Holdings, Inc.	26,449,248
1,354,255	Brookline Bancorp, Inc.	21,803,506
232,220	Bryn Mawr Bank Corp.	10,252,513
1,537,057	CenterState Bank Corp.	41,700,356
1,185,483	CoBiz Financial, Inc.	25,108,530
1,301,953	Columbia Banking System, Inc.	60,020,033
677,004	Community Bank System, Inc.	37,492,482
936,877	ConnectOne Bancorp, Inc.	25,436,211
2,254,888	CVB Financial Corp.	55,447,696
937,068	First Financial Bankshares, Inc.	44,463,877
1,017,534	First Merchants Corp.	44,567,989
1,368,921	First Midwest Bancorp, Inc.	34,181,957
751,918	Flushing Financial Corp.	21,264,241
1,202,550	Glacier Bancorp, Inc.	48,162,127
1,247,700	Great Western Bancorp, Inc.	51,554,964
549,048	Guaranty Bancorp	15,949,844
637,271	Heritage Financial Corp.	20,743,171
1,389,837	Home BancShares, Inc.	33,078,121
560,714	Independent Bank Corp.	40,763,908
633,395	Independent Bank Group, Inc.	43,640,915
580,985	Lakeland Financial Corp.	29,444,320
1,372,540	LegacyTexas Financial Group, Inc.	57,468,250
1,256,536	MB Financial, Inc.	58,491,751

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
244,570	National Commerce Corp.*	$ 10,137,427
1,048,710	Pinnacle Financial Partners, Inc.	71,993,941
421,597	Prosperity Bancshares, Inc.	29,528,654
1,119,582	Renasant Corp.	48,186,809
423,718	Sandy Spring Bancorp, Inc.	16,690,252
585,128	South State Corp.	53,861,032
812,058	State Bank Financial Corp.	24,719,046
647,061	Texas Capital Bancshares, Inc.*	58,461,961
477,560	The First of Long Island Corp.	14,398,434
317,744	Towne Bank	10,644,424
440,571	TriCo Bancshares	18,517,199
948,795	Webster Financial Corp.	54,432,369

		1,378,416,785

Biotechnology* – 0.2%
235,564	Emergent BioSolutions, Inc.	10,348,327

Building Products* – 0.6%
806,384	Gibraltar Industries, Inc.	26,530,033
169,178	Patrick Industries, Inc.	17,120,814

		43,650,847

Capital Markets – 1.3%
417,484	Golub Capital BDC, Inc.	7,907,147
1,606,036	OM Asset Management PLC	26,338,991
871,508	Stifel Financial Corp.	49,013,610
621,204	Virtu Financial, Inc. Class A	10,125,625

		93,385,373

Chemicals – 1.8%
174,159	Minerals Technologies, Inc.	12,617,819
1,270,715	Olin Corp.	45,288,283
151,641	Quaker Chemical Corp.	24,987,404
288,804	Trinseo SA	21,313,735
606,639	Tronox Ltd. Class A	13,885,967
427,449	Venator Materials PLC*	9,403,878

		127,497,086

Commercial Services & Supplies – 1.5%
994,843	ABM Industries, Inc.	42,579,281
892,019	Advanced Disposal Services, Inc.*	20,810,803
663,277	Mobile Mini, Inc.	23,811,644
343,738	US Ecology, Inc.	17,685,320

		104,887,048

Communications Equipment* – 1.5%
1,018,906	Extreme Networks, Inc.	13,092,942
794,502	Finisar Corp.	15,897,985
1,278,110	NetScout Systems, Inc.	39,685,316
4,091,116	Viavi Solutions, Inc.	38,333,757

		107,010,000

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 0.8%
380,462	EMCOR Group, Inc.	$ 30,729,916
345,084	Granite Construction, Inc.	22,903,225

		53,633,141

Construction Materials – 1.1%
470,046	Eagle Materials, Inc.	52,612,249
675,683	Summit Materials, Inc. Class A*	20,784,009
38,159	US Concrete, Inc.*	3,085,155

		76,481,413

Containers & Packaging* – 0.5%
612,252	Berry Global Group, Inc.	36,594,302

Diversified Consumer Services – 0.4%
89,106	Adtalem Global Education, Inc.	3,693,444
1,498,027	Chegg, Inc.*	22,784,990

		26,478,434

Electric Utilities – 2.8%
579,322	IDACORP, Inc.	57,242,807
1,332,065	PNM Resources, Inc.	60,608,957
1,511,140	Portland General Electric Co.	75,012,990

		192,864,754

Electronic Equipment, Instruments & Components – 3.2%
528,369	Anixter International, Inc.*	37,778,384
952,197	CTS Corp.	25,947,368
671,270	II-VI, Inc.*	31,818,198
841,436	Knowles Corp.*	13,286,274
260,673	OSI Systems, Inc.*	22,589,922
404,334	SYNNEX Corp.	55,070,291
396,910	Tech Data Corp.*	38,381,197

		224,871,634

Energy Equipment & Services* – 0.6%
942,559	C&J Energy Services, Inc.	29,464,394
569,155	NCS Multistage Holdings, Inc.	9,561,804

		39,026,198

Equity Real Estate Investment Trusts (REITs) – 7.8%
2,178,374	Acadia Realty Trust	61,059,823
2,393,692	Chesapeake Lodging Trust	69,034,077
2,430,558	Columbia Property Trust, Inc.	55,343,806
981,129	CyrusOne, Inc.	59,613,398
871,955	Hudson Pacific Properties, Inc.	31,067,757
730,033	Life Storage, Inc.	65,564,264
655,880	National Health Investors, Inc.	51,158,640
2,452,503	Pebblebrook Hotel Trust	94,347,790
222,452	PS Business Parks, Inc.	29,488,237
1,235,981	RLJ Lodging Trust	26,796,068

		543,473,860

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing* – 0.4%
544,610	United Natural Foods, Inc.	$ 26,152,172

Food Products – 1.4%
381,658	Hostess Brands, Inc.*	5,366,112
1,352,615	Snyder’s-Lance, Inc.	52,319,148
3,248,097	The Simply Good Foods Co.*	43,004,804

		100,690,064

Gas Utilities – 1.7%
221,453	Chesapeake Utilities Corp.	18,945,304
1,122,795	New Jersey Resources Corp.	50,076,657
1,455,148	South Jersey Industries, Inc.	49,271,311

		118,293,272

Health Care Equipment & Supplies – 2.4%
633,717	CONMED Corp.	33,903,859
902,515	Halyard Health, Inc.*	43,808,078
122,872	ICU Medical, Inc.*	26,220,885
570,150	Integra LifeSciences Holdings Corp.*	27,720,693
528,043	Quidel Corp.*	20,060,354
689,318	Wright Medical Group NV*	16,757,321

		168,471,190

Health Care Providers & Services – 1.0%
715,316	Acadia Healthcare Co., Inc.*(a)	22,768,508
241,434	Almost Family, Inc.*	14,341,180
481,166	AMN Healthcare Services, Inc.*	24,154,533
1,306,283	Kindred Healthcare, Inc.	9,601,180

		70,865,401

Health Care Technology* – 0.8%
2,760,590	Allscripts Healthcare Solutions, Inc.	39,476,437
1,071,917	HMS Holdings Corp.	17,718,788

		57,195,225

Hotels, Restaurants & Leisure – 3.0%
1,075,641	Boyd Gaming Corp.	34,302,191
1,518,398	Del Taco Restaurants, Inc.*	18,645,927
1,503,740	Extended Stay America, Inc.	26,270,338
1,684,233	Hilton Grand Vacations, Inc.*	67,318,793
246,087	Marriott Vacations Worldwide Corp.	33,037,180
554,945	Red Rock Resorts, Inc. Class A	17,120,053
63,291	Vail Resorts, Inc.	14,250,602

		210,945,084

Household Durables – 1.6%
305,953	KB Home	9,594,686
296,742	Meritage Homes Corp.*	16,305,973
1,028,353	Taylor Morrison Home Corp. Class A*	24,845,008
647,428	TopBuild Corp.*	44,018,630
444,643	William Lyon Homes Class A*	13,268,147

		108,032,444

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 4.5%
344,873	AMERISAFE, Inc.	$ 22,640,913
2,542,558	CNO Financial Group, Inc.	64,097,887
143,002	Enstar Group Ltd.*	31,696,393
617,305	James River Group Holdings Ltd.	24,988,506
585,296	Kinsale Capital Group, Inc.	26,098,349
346,588	Primerica, Inc.	36,045,152
532,984	ProAssurance Corp.	32,965,060
498,178	RLI Corp.	29,756,172
775,012	Selective Insurance Group, Inc.	47,430,735

		315,719,167

Internet Software & Services* – 0.5%
895,924	Cornerstone OnDemand, Inc.	33,122,310

IT Services – 0.3%
25,599	CACI International, Inc. Class A*	3,377,788
700,134	Convergys Corp.	17,279,307

		20,657,095

Machinery – 4.5%
537,849	CIRCOR International, Inc.	26,053,406
1,484,719	Federal Signal Corp.	31,921,458
796,710	ITT, Inc.	43,181,682
427,791	Kennametal, Inc.	19,943,616
158,063	RBC Bearings, Inc.*	21,093,507
1,744,566	Rexnord Corp.*	43,474,585
99,558	Standex International Corp.	10,652,706
280,791	Tennant Co.	18,476,048
750,501	Terex Corp.	35,093,427
1,279,902	TriMas Corp.*	33,149,462
418,029	Watts Water Technologies, Inc. Class A	31,101,358

		314,141,255

Media – 1.3%
1,004,597	Live Nation Entertainment, Inc.*	45,588,612
551,157	Nexstar Media Group, Inc. Class A	37,423,560
1,041,412	WideOpenWest, Inc.*	10,414,120

		93,426,292

Metals & Mining – 1.3%
935,875	Allegheny Technologies, Inc.*	21,309,874
9,105	Carpenter Technology Corp.	450,060
544,273	Century Aluminum Co.*	7,211,617
543,437	Cleveland-Cliffs, Inc.*	3,619,290
1,527,751	Commercial Metals Co.	30,310,580
183,368	Kaiser Aluminum Corp.	17,761,025
34,182	Royal Gold, Inc.	2,827,535
966,056	Ryerson Holding Corp.*	8,936,018

		92,425,999

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 1.9%
1,456,651	Blackstone Mortgage Trust, Inc. Class A	$ 47,661,621
1,971,674	Granite Point Mortgage Trust, Inc.	35,391,548
1,950,961	PennyMac Mortgage Investment Trust	30,552,049
972,132	Two Harbors Investment Corp.	15,554,112

		129,159,330

Multi-Utilities – 1.0%
1,214,564	Black Hills Corp.	71,064,140

Oil, Gas & Consumable Fuels – 5.9%
4,378,381	Callon Petroleum Co.*(a)	48,337,326
861,961	Centennial Resource Development, Inc.*	17,489,189
1,394,146	CNX Resources Corp.*	19,448,337
174,268	CONSOL Energy, Inc.*	3,833,902
604,885	Delek US Holdings, Inc.	20,094,280
416,294	EQT Corp.	24,811,122
2,078,619	Golar LNG Ltd.	51,362,675
1,166,113	Jagged Peak Energy, Inc.*	17,701,595
645,301	Matador Resources Co.*	18,455,609
883,383	PDC Energy, Inc.*	40,591,449
1,682,017	RSP Permian, Inc.*	61,780,484
4,540,142	SRC Energy, Inc.*	39,771,644
3,700,355	WPX Energy, Inc.*	46,883,498

		410,561,110

Paper & Forest Products – 0.2%
484,261	KapStone Paper & Packaging Corp.	10,765,122
392,163	Mercer International, Inc.	5,549,106

		16,314,228

Pharmaceuticals* – 0.3%
1,010,719	Impax Laboratories, Inc.	16,828,472
129,801	Prestige Brands Holdings, Inc.	5,867,005

		22,695,477

Professional Services* – 0.4%
456,413	On Assignment, Inc.	29,192,176

Real Estate Management & Development – 0.5%
1,965,147	Kennedy-Wilson Holdings, Inc.	37,632,565

Road & Rail – 1.6%
376,356	ArcBest Corp.	14,245,074
276,578	Hertz Global Holdings, Inc.*	5,241,153
1,093,613	Knight-Swift Transportation Holdings, Inc.	46,675,403
811,211	Marten Transport Ltd.	16,345,902
437,064	Saia, Inc.*	28,758,811

		111,266,343

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.9%
1,072,199	Cree, Inc.*	$ 38,105,953
790,440	Cypress Semiconductor Corp.	12,654,944
1,240,567	Entegris, Inc.	37,589,180
2,640,710	Lattice Semiconductor Corp.*	15,500,968
906,821	Semtech Corp.*	30,877,255

		134,728,300

Software – 1.9%
634,420	Bottomline Technologies de, Inc.*	21,145,219
855,217	CommVault Systems, Inc.*	46,096,196
233,915	Monotype Imaging Holdings, Inc.	5,894,658
1,274,061	Verint Systems, Inc.*	55,740,169

		128,876,242

Specialty Retail – 2.7%
756,365	Aaron’s, Inc.	28,530,088
1,064,107	American Eagle Outfitters, Inc.	17,110,841
553,842	Burlington Stores, Inc.*	58,912,173
266,718	Caleres, Inc.	8,705,675
271,536	Guess?, Inc.	4,480,344
323,472	Lithia Motors, Inc. Class A	37,940,031
57,449	National Vision Holdings, Inc.*	1,872,263
2,596,449	Office Depot, Inc.	8,490,388
188,952	The Children’s Place, Inc.	25,111,721

		191,153,524

Textiles, Apparel & Luxury Goods – 0.7%
180,489	Columbia Sportswear Co.	12,690,182
131,388	G-III Apparel Group Ltd.*	4,046,750
1,009,615	Wolverine World Wide, Inc.	29,248,547

		45,985,479

Thrifts & Mortgage Finance – 2.7%
4,652,089	MGIC Investment Corp.*	68,013,541
912,723	OceanFirst Financial Corp.	25,328,063
1,082,260	Provident Financial Services, Inc.	29,588,989
1,201,100	Washington Federal, Inc.	41,798,280
523,384	WSFS Financial Corp.	26,483,230

		191,212,103

Trading Companies & Distributors – 2.8%
1,314,452	Beacon Roofing Supply, Inc.*	84,230,084
1,202,796	Foundation Building Materials, Inc.*	18,294,527
316,553	H&E Equipment Services, Inc.	11,772,606
269,976	Herc Holdings, Inc.*	15,977,180
413,669	Kaman Corp.	24,679,493
1,394,259	Univar, Inc.*	41,074,870

		196,028,760

TOTAL COMMON STOCKS (Cost $5,114,899,285)		$6,926,016,100

Shares	Description	Value
Exchange Traded Fund – 0.3%
168,762	iShares Russell 2000 Value ETF (Cost $19,439,291)	$ 21,564,408

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,134,338,576)		$6,947,580,508

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
38,862,838	0.971%	$ 38,862,838
(Cost $38,862,838)

TOTAL INVESTMENTS – 99.9% (Cost $5,173,201,414)		$6,986,443,346

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		3,687,976

NET ASSETS – 100.0%		$6,990,131,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 1.6%
2,945	Curtiss-Wright Corp.	$ 365,769
3,709	Huntington Ingalls Industries, Inc.	896,354
13,090	KLX, Inc.*	734,480

		1,996,603

Air Freight & Logistics* – 1.4%
21,314	XPO Logistics, Inc.	1,684,445

Airlines – 1.3%
40,540	JetBlue Airways Corp.*	870,394
13,713	SkyWest, Inc.	713,762
1,201	Spirit Airlines, Inc.*	51,198

		1,635,354

Auto Components – 0.6%
21,560	Dana, Inc.	712,342

Automobiles – 0.4%
3,091	Thor Industries, Inc.	474,623

Banks – 12.1%
9,963	Bank of Hawaii Corp.	845,659
12,253	Bank of the Ozarks, Inc.	590,839
9,417	BOK Financial Corp.	838,113
16,148	Commerce Bancshares, Inc.	914,297
23,959	East West Bancorp, Inc.	1,474,437
5,781	First Republic Bank	552,317
16,434	Glacier Bancorp, Inc.	658,182
24,286	Home BancShares, Inc.	578,007
10,726	MB Financial, Inc.	499,295
19,233	PacWest Bancorp	916,645
14,289	Pinnacle Financial Partners, Inc.	980,940
10,799	Prosperity Bancshares, Inc.	756,362
9,599	Signature Bank*	1,317,751
8,981	South State Corp.	826,701
25,741	Synovus Financial Corp.	1,277,526
8,399	Texas Capital Bancshares, Inc.*	758,849
20,943	Webster Financial Corp.	1,201,500

		14,987,420

Building Products – 1.6%
6,080	Fortune Brands Home & Security, Inc.	415,994
17,364	Owens Corning	1,534,109

		1,950,103

Capital Markets – 2.1%
31,921	E*TRADE Financial Corp.*	1,536,677
19,233	OM Asset Management PLC	315,421
11,235	Stifel Financial Corp.	631,857
10,107	Virtu Financial, Inc. Class A	164,744

		2,648,699

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 3.4%
32,758	Huntsman Corp.	$ 1,046,946
4,109	Ingevity Corp.*	327,035
32,958	Olin Corp.	1,174,623
7,745	The Chemours Co.	398,093
4,274	Tronox Ltd. Class A	97,832
7,549	Venator Materials PLC*	166,078
9,927	Westlake Chemical Corp.	972,151

		4,182,758

Communications Equipment* – 1.0%
10,562	ARRIS International PLC	316,543
14,311	CommScope Holding Co., Inc.	515,053
11,453	NetScout Systems, Inc.	355,616

		1,187,212

Construction & Engineering – 1.3%
13,343	Jacobs Engineering Group, Inc.	875,701
4,472	Valmont Industries, Inc.	772,762

		1,648,463

Construction Materials – 1.0%
8,931	Eagle Materials, Inc.	999,647
146	Martin Marietta Materials, Inc.	30,425
8,410	Summit Materials, Inc. Class A*	258,691

		1,288,763

Containers & Packaging – 0.7%
4,338	Ardagh Group SA	86,153
12,726	Berry Global Group, Inc.*	760,633

		846,786

Electric Utilities – 2.7%
25,268	Alliant Energy Corp.	1,139,839
7,890	IDACORP, Inc.	779,611
15,829	Pinnacle West Capital Corp.	1,453,261

		3,372,711

Electrical Equipment – 0.7%
6,581	Hubbell, Inc.	827,824

Electronic Equipment, Instruments & Components – 1.4%
17,500	Keysight Technologies, Inc.*	761,250
4,291	SYNNEX Corp.	584,434
3,818	Tech Data Corp.*	369,201

		1,714,885

Energy Equipment & Services – 0.2%
14,361	Patterson-UTI Energy, Inc.	310,054

Equity Real Estate Investment Trusts (REITs) – 10.8%
62,827	Brixmor Property Group, Inc.	1,135,284
12,689	Camden Property Trust	1,158,252
46,103	Columbia Property Trust, Inc.	1,049,765
53,411	Empire State Realty Trust, Inc. Class A	1,084,243

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
13,183	Equity LifeStyle Properties, Inc.	$ 1,190,557
12,035	Federal Realty Investment Trust	1,591,147
22,105	Highwoods Properties, Inc.	1,122,713
5,781	Life Storage, Inc.	519,192
8,358	Mid-America Apartment Communities, Inc.	856,194
11,307	National Health Investors, Inc.	881,946
39,849	Pebblebrook Hotel Trust	1,532,991
3,200	PS Business Parks, Inc.	424,192
37,556	RLJ Lodging Trust	814,214

		13,360,690

Food & Staples Retailing* – 0.7%
29,266	US Foods Holding Corp.	852,226

Food Products – 1.0%
12,360	Pinnacle Foods, Inc.	719,723
14,451	Snyder’s-Lance, Inc.	558,965

		1,278,688

Gas Utilities – 1.6%
15,503	Atmos Energy Corp.	1,430,772
13,587	New Jersey Resources Corp.	605,980

		2,036,752

Health Care Equipment & Supplies – 2.1%
8,015	Hill-Rom Holdings, Inc.	677,668
7,272	NuVasive, Inc.*	419,522
6,866	STERIS PLC	617,665
3,382	Teleflex, Inc.	897,989

		2,612,844

Health Care Providers & Services – 1.3%
22,085	Acadia Healthcare Co., Inc.*(a)	702,965
11,161	Envision Healthcare Corp.*	356,371
6,218	MEDNAX, Inc.*	309,594
6,981	Patterson Cos., Inc.	255,156

		1,624,086

Health Care Technology* – 0.7%
31,863	Allscripts Healthcare Solutions, Inc.	455,641
3,200	athenahealth, Inc.	425,248

		880,889

Hotels, Restaurants & Leisure – 1.9%
14,246	Eldorado Resorts, Inc.*	435,928
31,852	Hilton Grand Vacations, Inc.*	1,273,124
2,511	Marriott Vacations Worldwide Corp.	337,102
1,128	Vail Resorts, Inc.	253,980

		2,300,134

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.2%
18,245	D.R. Horton, Inc.	$ 930,495
8,872	Lennar Corp. Class A	556,984

		1,487,479

Industrial Conglomerates – 0.8%
8,726	Carlisle Cos., Inc.	1,003,228

Insurance – 6.5%
14,434	American Financial Group, Inc.	1,516,436
6,145	Arch Capital Group Ltd.*	581,870
32,432	CNO Financial Group, Inc.	817,611
4,518	Everest Re Group Ltd.	992,153
6,039	Primerica, Inc.	628,056
12,253	ProAssurance Corp.	757,848
5,760	The Hanover Insurance Group, Inc.	619,776
11,853	Torchmark Corp.	1,053,139
14,507	W.R. Berkley Corp.	1,002,724

		7,969,613

Internet & Direct Marketing Retail* – 0.1%
3,284	Liberty Ventures Series A	183,280

Internet Software & Services – 0.8%
15,853	Cornerstone OnDemand, Inc.*	586,085
3,586	LogMeIn, Inc.	426,734

		1,012,819

IT Services – 1.5%
16,439	Booz Allen Hamilton Holding Corp.	636,025
8,663	DST Systems, Inc.	542,131
10,871	Leidos Holdings, Inc.	691,069

		1,869,225

Leisure Products – 0.4%
9,911	Brunswick Corp.	548,574

Life Sciences Tools & Services – 0.7%
11,526	PerkinElmer, Inc.	849,236

Machinery – 4.3%
25,058	Colfax Corp.*	933,661
8,835	Flowserve Corp.	376,194
21,233	ITT, Inc.	1,150,829
11,962	Rexnord Corp.*	298,093
20,479	Terex Corp.	957,598
26,662	Trinity Industries, Inc.	950,501
9,612	Xylem, Inc.	666,496

		5,333,372

Media – 1.5%
17,683	Live Nation Entertainment, Inc.*	802,455
10,508	Nexstar Media Group, Inc. Class A	713,493
22,814	TEGNA, Inc.	302,970

		1,818,918

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 1.8%
3,006	Alcoa Corp.*	$ 124,779
9,489	Commercial Metals Co.	188,262
43,921	Steel Dynamics, Inc.	1,690,958
5,526	United States Steel Corp.	159,812

		2,163,811

Mortgage Real Estate Investment Trusts (REITs) – 1.5%
7,042	Granite Point Mortgage Trust, Inc.	126,404
38,831	PennyMac Mortgage Investment Trust	608,093
23,378	Starwood Property Trust, Inc.	506,835
37,157	Two Harbors Investment Corp.	594,512

		1,835,844

Multi-Utilities – 1.0%
11,155	CMS Energy Corp.	556,635
8,906	Vectren Corp.	618,967

		1,175,602

Multiline Retail – 0.6%
14,537	Kohl’s Corp.	697,340

Oil, Gas & Consumable Fuels – 6.4%
5,745	Andeavor	605,925
43,339	Callon Petroleum Co.*(a)	478,463
13,307	Cheniere Energy, Inc.*	642,994
51,471	Encana Corp.	609,417
28,430	EQT Corp.	1,694,428
26,213	Golar LNG Ltd.	647,723
15,671	Matador Resources Co.*	448,191
30,251	RSP Permian, Inc.*	1,111,119
14,192	Targa Resources Corp.	615,933
83,551	WPX Energy, Inc.*	1,058,591

		7,912,784

Pharmaceuticals* – 0.4%
11,780	Catalent, Inc.	468,726

Real Estate Management & Development – 0.4%
28,649	Kennedy-Wilson Holdings, Inc.	548,628

Road & Rail – 2.0%
18,603	Knight-Swift Transportation Holdings, Inc.	793,976
5,563	Landstar System, Inc.	574,102
8,218	Old Dominion Freight Line, Inc.	1,062,094

		2,430,172

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.2%
38,608	Cypress Semiconductor Corp.	$ 618,114
63,135	Marvell Technology Group Ltd.	1,410,436
3,913	Microchip Technology, Inc.	340,392
9,628	Versum Materials, Inc.	369,715

		2,738,657

Software – 3.0%
9,864	Citrix Systems, Inc.*	864,382
14,921	CommVault Systems, Inc.*	804,242
47,739	Nuance Communications, Inc.*	741,864
15,743	SS&C Technologies Holdings, Inc.	650,029
14,243	Verint Systems, Inc.*	623,131

		3,683,648

Specialty Retail – 2.0%
11,202	American Eagle Outfitters, Inc.	180,128
15,434	Burlington Stores, Inc.*	1,641,714
3,689	Lithia Motors, Inc. Class A	432,683
1,883	Signet Jewelers Ltd.	98,462
2,417	Williams-Sonoma, Inc.	123,654

		2,476,641

Technology Hardware, Storage & Peripherals* – 0.4%
14,798	NCR Corp.	463,029

Textiles, Apparel & Luxury Goods – 1.7%
5,417	Carter’s, Inc.	586,770
4,221	Michael Kors Holdings Ltd.*	246,675
5,880	PVH Corp.	791,154
14,757	Wolverine World Wide, Inc.	427,510

		2,052,109

Thrifts & Mortgage Finance – 1.1%
57,374	MGIC Investment Corp.*	838,808
14,543	Washington Federal, Inc.	506,096

		1,344,904

Trading Companies & Distributors* – 3.1%
26,976	Beacon Roofing Supply, Inc.	1,728,622
7,854	United Rentals, Inc.	1,252,556
28,585	Univar, Inc.	842,114

		3,823,292

Water Utilities – 0.7%
21,671	Aqua America, Inc.	823,281

TOTAL COMMON STOCKS (Cost $110,459,915)		$123,129,566

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $110,459,915)		$123,129,566

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
325,940	0.971%	$ 325,940
(Cost $325,940)

TOTAL INVESTMENTS – 100.0% (Cost $110,785,855)		$123,455,506

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(8,636)

NET ASSETS – 100.0%		$123,446,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Effective November 30, 2017, the Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds began lending their securities and investing the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. Thither Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Each of the Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds and BNYM received compensation relating to the lending of the Fund’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2017:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$37,576,150	$—	$—
North America	347,759,510	—	—
Investment Company	3,900,778	—	—
Securities Lending Reinvestment Vehicle	123,331	—	—
Total	$389,359,769	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$361,394	$—	$—
North America	4,880,607	—	—
Investment Company	54	—	—
Total	$5,242,055	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$39,175,525	$—	$—
North America	801,474,526	—	—
Investment Company	5,446	—	—
Total	$840,655,497	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$44,853,751	$—	$—
North America	2,362,366,356	—	—
Investment Company	15,423,140	—	—
Securities Lending Reinvestment Vehicle	3,866,625	—	—
Total	$2,426,509,872	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$43,096,312	$—	$—
North America	6,882,919,788	—	—
Exchange Traded Fund	21,564,408	—	—
Securities Lending Reinvestment Vehicle	38,862,838	—	—
Total	$6,986,443,346	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,265,914	$—	$—
North America	121,863,652	—	—
Securities Lending Reinvestment Vehicle	325,940	—	—
Total	$123,455,506	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value is non-diversified, meaning that is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 26.7%
Aerospace & Defense – 0.5%
1,091	Airbus SE	$ 113,531
968	Arconic, Inc.	23,822
3,386	BAE Systems PLC	25,215
10,351	Bombardier, Inc. Class B*	24,069
1,247	CAE, Inc.	22,018
53	Dassault Aviation SA	81,357
87	Elbit Systems Ltd.	12,081
934	General Dynamics Corp.	193,487
424	Huntington Ingalls Industries, Inc.	102,468
1,336	L3 Technologies, Inc.	265,316
8,448	Leonardo SpA	100,996
754	Lockheed Martin Corp.	240,617
13,286	Meggitt PLC	87,086
684	Northrop Grumman Corp.	210,262
1,117	Raytheon Co.	213,515
968	Rockwell Collins, Inc.	128,076
156,980	Rolls-Royce Holdings PLC*	38,944
1,211	Safran SA	129,048
4,950	Textron, Inc.	275,765
366	Thales SA	36,991
2,213	The Boeing Co.	612,558
3,227	United Technologies Corp.	391,919

		3,329,141

Air Freight & Logistics – 0.2%
3,570	Bollore SA	18,960
3,318	C.H. Robinson Worldwide, Inc.	287,504
9,342	Deutsche Post AG	444,685
1,377	Expeditors International of Washington, Inc.	89,202
693	FedEx Corp.	160,402
21,415	Royal Mail PLC	128,110
1,432	United Parcel Service, Inc. Class B	173,916

		1,302,779

Airlines – 0.2%
1,986	ANA Holdings, Inc.	79,459
2,049	Delta Air Lines, Inc.	108,433
7,193	Deutsche Lufthansa AG	247,500
1,074	easyJet PLC	20,422
18,310	International Consolidated Airlines Group SA	151,132
2,155	Japan Airlines Co. Ltd.	79,061
22,828	Qantas Airways Ltd.	98,483
2,536	Singapore Airlines Ltd.	20,196
5,483	Southwest Airlines Co.	332,654
3,727	United Continental Holdings, Inc.*	235,994

		1,373,334

Auto Components – 0.2%
2,128	Aisin Seiki Co. Ltd.	114,517
808	BorgWarner, Inc.	44,989
1,822	Bridgestone Corp.	83,265
830	Cie Generale des Etablissements Michelin	120,355
172	Continental AG	45,843

Shares	Description	Value
Common Stocks – (continued)
Auto Components – (continued)
178	Delphi Automotive PLC	$ 18,631
1,444	Denso Corp.	81,522
13,658	GKN PLC	57,241
715	Koito Manufacturing Co. Ltd.	49,690
856	Lear Corp.	154,842
1,507	Linamar Corp.	81,474
1,749	Magna International, Inc.	98,109
1,716	Stanley Electric Co. Ltd.	68,930
2,231	Sumitomo Electric Industries Ltd.	39,131
2,000	Sumitomo Rubber Industries Ltd.	36,598
3,941	The Goodyear Tire & Rubber Co.	127,570
4,619	The Yokohama Rubber Co. Ltd.	104,093
293	Valeo SA	21,247

		1,348,047

Automobiles – 0.3%
507	Bayerische Motoren Werke AG	51,184
1,060	Daimler AG	87,816
1,326	Ferrari NV	143,944
13,156	Fiat Chrysler Automobiles NV*	225,930
24,806	Ford Motor Co.	310,571
765	General Motors Co.	32,964
2,177	Harley-Davidson, Inc.	109,285
5,399	Honda Motor Co. Ltd.	180,249
8,653	Mazda Motor Corp.	116,898
4,459	Mitsubishi Motors Corp.	31,436
6,140	Nissan Motor Co. Ltd.	59,708
6,954	Peugeot SA	143,693
183	Renault SA	18,581
1,687	Subaru Corp.	55,592
987	Suzuki Motor Corp.	53,423
326	Tesla, Inc.*(a)	100,685
2,716	Toyota Motor Corp.	171,503
103	Volkswagen AG	21,375
3,102	Yamaha Motor Co. Ltd.	97,564

		2,012,401

Banks – 1.8%
4,553	ABN AMRO Group NV(b)	134,948
516	Aozora Bank Ltd.	20,091
4,880	Australia & New Zealand Banking Group Ltd.	105,968
24,225	Banco Bilbao Vizcaya Argentaria SA	207,684
37,761	Banco de Sabadell SA	76,170
50,551	Banco Santander SA	340,485
6,651	Bank Hapoalim BM	45,428
10,511	Bank Leumi Le-Israel BM	58,377
33,032	Bank of America Corp.	930,511
15,318	Bank of Ireland Group PLC*	119,494
1,672	Bank of Montreal	128,651
6,752	Bank of Queensland Ltd.	67,668
5,311	Bankia SA	25,531
6,791	Bankinter SA	65,556
10,677	Barclays PLC	27,859
1,529	BB&T Corp.	75,563

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
10,358	Bendigo & Adelaide Bank Ltd.	$ 91,724
4,358	BNP Paribas SA	329,957
13,830	BOC Hong Kong Holdings Ltd.	70,383
16,390	CaixaBank SA	77,884
840	Canadian Imperial Bank of Commerce	76,919
828	CIT Group, Inc.	41,268
10,403	Citigroup, Inc.	785,427
3,162	Citizens Financial Group, Inc.	128,693
1,017	Comerica, Inc.	84,726
2,274	Commerzbank AG*	33,024
2,488	Commonwealth Bank of Australia	150,853
11,444	Credit Agricole SA	192,820
4,699	Danske Bank A/S	175,418
11,624	DBS Group Holdings Ltd.	211,706
1,965	DNB ASA	35,793
1,077	East West Bancorp, Inc.	66,279
1,120	Erste Groupe Bank AG*	49,022
3,618	Fifth Third Bancorp	110,385
404	First Republic Bank	38,598
5,356	Hang Seng Bank Ltd.	132,735
43,494	HSBC Holdings PLC	433,412
2,053	Huntington Bancshares, Inc.	29,563
15,549	ING Groep NV	280,973
60,555	Intesa Sanpaolo SpA	204,028
33,599	Intesa Sanpaolo SpA RSP	107,422
1,435	Japan Post Bank Co. Ltd.	18,285
13,214	JPMorgan Chase & Co.	1,381,127
980	KBC Group NV	80,362
2,729	KeyCorp	51,796
207,101	Lloyds Banking Group PLC	184,825
289	M&T Bank Corp.	48,827
5,588	Mebuki Financial Group, Inc.	23,584
5,206	Mediobanca SpA	60,087
22,999	Mitsubishi UFJ Financial Group, Inc.	163,940
2,319	Mizrahi Tefahot Bank Ltd.	42,319
54,426	Mizuho Financial Group, Inc.	99,003
6,554	National Australia Bank Ltd.	147,245
2,190	National Bank of Canada	107,909
10,297	Nordea Bank AB	120,747
18,519	Oversea-Chinese Banking Corp. Ltd.	171,407
1,530	People’s United Financial, Inc.	29,101
3,403	Raiffeisen Bank International AG*	120,283
7,215	Regions Financial Corp.	119,697
7,526	Resona Holdings, Inc.	40,073
5,305	Royal Bank of Canada	414,688
9,697	Royal Bank of Scotland Group PLC*	36,259
4,912	Seven Bank Ltd.	16,542
2,594	Shinsei Bank Ltd.	41,694
2,114	Skandinaviska Enskilda Banken AB	25,125
3,545	Societe Generale SA	178,389
2,445	Standard Chartered PLC*	24,393

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
4,311	Sumitomo Mitsui Financial Group, Inc.	$ 175,765
730	Sumitomo Mitsui Trust Holdings, Inc.	27,155
2,367	SunTrust Banks, Inc.	145,878
208	SVB Financial Group*	47,349
2,514	Svenska Handelsbanken AB Class A	34,393
1,053	Swedbank AB Class A	25,182
12,056	The Bank of East Asia Ltd.	53,539
350	The Bank of Kyoto Ltd.	17,911
3,204	The Bank of Nova Scotia	202,425
1,813	The PNC Financial Services Group, Inc.	254,835
6,096	The Toronto-Dominion Bank	346,061
4,509	U.S. Bancorp	248,671
832	UniCredit SpA*	16,773
9,016	United Overseas Bank Ltd.	175,602
14,823	Wells Fargo & Co.	837,055
8,001	Westpac Banking Corp.	191,981
1,516	Yamaguchi Financial Group, Inc.	18,175
1,285	Zions Bancorporation	63,672

		12,999,125

Beverages – 0.5%
643	Anheuser-Busch InBev SA	73,664
3,212	Asahi Group Holdings Ltd.	163,207
2,522	Brown-Forman Corp. Class B	150,816
2,967	Carlsberg A/S Class B	351,985
3,179	Coca-Cola Amatil Ltd.	19,160
1,381	Coca-Cola Bottlers Japan, Inc.	52,555
2,050	Coca-Cola European Partners PLC	79,788
3,368	Coca-Cola HBC AG*	107,905
617	Constellation Brands, Inc. Class A	134,253
6,067	Diageo PLC	209,758
799	Dr. Pepper Snapple Group, Inc.	72,062
3,408	Heineken Holding NV	328,114
918	Heineken NV	93,444
5,599	Kirin Holdings Co. Ltd.	131,055
2,804	Molson Coors Brewing Co. Class B	218,992
2,162	Monster Beverage Corp.*	135,493
5,738	PepsiCo, Inc.	668,592
537	Pernod Ricard SA	83,696
268	Remy Cointreau SA	35,635
4,311	Suntory Beverage & Food Ltd.	186,580
10,595	The Coca-Cola Co.	484,933
3,825	Treasury Wine Estates Ltd.	45,872

		3,827,559

Biotechnology – 0.4%
4,555	AbbVie, Inc.	441,471
378	Alexion Pharmaceuticals, Inc.*	41,508
342	Alkermes PLC*	17,883

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
2,636	Amgen, Inc.	$ 463,040
951	Biogen, Inc.*	306,384
2,437	Celgene Corp.*	245,723
1,473	CSL Ltd.	160,197
5,813	Gilead Sciences, Inc.	434,696
718	Grifols SA	20,938
407	Incyte Corp.*	40,289
40	Regeneron Pharmaceuticals, Inc.*	14,474
2,665	Seattle Genetics, Inc.*	162,378
5,076	Shire PLC	251,644
2,645	United Therapeutics Corp.*	343,824
2,169	Vertex Pharmaceuticals, Inc.*	312,965

		3,257,414

Building Products – 0.1%
827	A.O. Smith Corp.	52,448
1,102	Allegion PLC	92,722
1,881	Asahi Glass Co. Ltd.	78,760
908	Assa Abloy AB Class B	18,430
753	Cie de Saint-Gobain	42,918
472	Daikin Industries Ltd.	54,529
1,541	Fortune Brands Home & Security, Inc.	105,435
107	Geberit AG	46,580
848	Johnson Controls International PLC	31,919
1,162	Lennox International, Inc.	243,718
2,306	LIXIL Group Corp.	60,881
3,948	Masco Corp.	169,409
671	TOTO Ltd.	37,451

		1,035,200

Capital Markets – 0.8%
20,020	3i Group PLC	244,187
257	Ameriprise Financial, Inc.	41,950
1,560	ASX Ltd.	67,728
184	BlackRock, Inc.	92,219
1,391	Brookfield Asset Management, Inc. Class A	57,811
1,337	Cboe Global Markets, Inc.	165,026
8,474	CI Financial Corp.	191,464
1,036	CME Group, Inc.	154,923
554	Deutsche Boerse AG	62,875
793	E*TRADE Financial Corp.*	38,175
3,366	Eaton Vance Corp.	186,073
443	Franklin Resources, Inc.	19,204
15,334	Hargreaves Lansdown PLC	332,310
3,984	Hong Kong Exchanges & Clearing Ltd.	120,467
1,186	IGM Financial, Inc.	40,981
2,103	Intercontinental Exchange, Inc.	150,259
765	Invesco Ltd.	27,670
13,176	Investec PLC	92,248
1,028	Japan Exchange Group, Inc.	18,999
1,024	Julius Baer Group Ltd.*	60,217
2,482	London Stock Exchange Group PLC	126,895
508	Macquarie Group Ltd.	38,117
913	Moody’s Corp.	138,612

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
6,036	Morgan Stanley	$ 311,518
3,052	MSCI, Inc.	392,792
802	Nasdaq, Inc.	63,486
2,651	Natixis SA	21,491
9,976	Nomura Holdings, Inc.	60,321
1,213	Northern Trust Corp.	118,607
415	Partners Group Holding AG	285,808
686	Raymond James Financial, Inc.	60,574
2,835	S&P Global, Inc.	469,136
2,933	SBI Holdings, Inc.	52,513
1,966	Schroders PLC	91,742
2,910	SEI Investments Co.	204,748
27,017	Singapore Exchange Ltd.	150,617
2,819	St. James’s Place PLC	46,297
1,512	State Street Corp.	144,169
2,545	T. Rowe Price Group, Inc.	261,931
733	TD Ameritrade Holding Corp.	37,508
4,298	The Bank of New York Mellon Corp.	235,273
1,376	The Charles Schwab Corp.	67,135
615	Thomson Reuters Corp.	27,085
4,274	UBS Group AG*	73,933

		5,645,094

Chemicals – 0.5%
548	Air Liquide SA	68,431
432	Air Products & Chemicals, Inc.	70,433
1,142	Akzo Nobel NV	102,896
240	Albemarle Corp.	32,237
2,797	Arkema SA	342,234
4,293	Asahi Kasei Corp.	53,891
1,139	Axalta Coating Systems Ltd.*	36,061
960	BASF SE	107,648
846	Celanese Corp. Series A	90,725
859	Chr Hansen Holding A/S	77,957
1,664	Covestro AG(b)	173,298
981	Croda International PLC	56,724
1,463	Daicel Corp.	17,418
2,825	DowDuPont, Inc.	203,287
622	Eastman Chemical Co.	57,454
676	Ecolab, Inc.	91,882
170	EMS-Chemie Holding AG	113,480
498	Evonik Industries AG	18,598
781	FMC Corp.	73,726
22	Givaudan SA	50,083
796	Hitachi Chemical Co. Ltd.	21,056
6,447	Incitec Pivot Ltd.	19,560
292	International Flavors & Fragrances, Inc.	45,388
4,518	Israel Chemicals Ltd.	18,408
590	Johnson Matthey PLC	24,184
1,227	JSR Corp.	23,597
717	Kansai Paint Co. Ltd.	18,836
352	Koninklijke DSM NV	32,923
2,094	Kuraray Co. Ltd.	40,451
157	Linde AG	34,515
1,731	LyondellBasell Industries NV Class A	181,236
340	Methanex Corp.	18,121

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
11,481	Mitsubishi Chemical Holdings Corp.	$ 124,843
1,891	Mitsubishi Gas Chemical Co., Inc.	53,091
2,131	Mitsui Chemicals, Inc.	69,181
2,113	Monsanto Co.	250,052
740	Nissan Chemical Industries Ltd.	29,697
564	Nitto Denko Corp.	55,863
344	Novozymes A/S Class B	18,632
2,526	Orica Ltd.	32,706
601	PPG Industries, Inc.	70,227
495	Praxair, Inc.	76,190
829	Shin-Etsu Chemical Co. Ltd.	87,352
6	Sika AG	46,425
184	Solvay SA	25,900
8,509	Sumitomo Chemical Co. Ltd.	59,674
278	Symrise AG	23,634
2,992	Teijin Ltd.	64,766
202	The Sherwin-Williams Co.	80,683
1,916	Toray Industries, Inc.	18,073
2,381	Tosoh Corp.	52,941
946	Umicore SA	44,169
609	W.R. Grace & Co.	44,646
384	Yara International ASA	17,068

		3,662,551

Commercial Services & Supplies – 0.2%
3,152	Babcock International Group PLC	29,713
517	Cintas Corp.	81,396
1,467	Dai Nippon Printing Co. Ltd.	32,164
9,975	G4S PLC	34,601
634	ISS A/S	23,954
2,284	Republic Services, Inc.	148,323
8,933	Rollins, Inc.	414,045
611	Secom Co. Ltd.	45,765
2,815	Securitas AB Class B	49,470
1,065	Societe BIC SA	123,567
1,390	Stericycle, Inc.*	92,171
7,734	Toppan Printing Co. Ltd.	72,224
2,100	Waste Connections, Inc.	144,543
2,265	Waste Management, Inc.	186,296

		1,478,232

Communications Equipment – 0.2%
468	Arista Networks, Inc.*	109,100
11,693	Cisco Systems, Inc.	436,149
3,506	CommScope Holding Co., Inc.*	126,181
2,311	F5 Networks, Inc.*	310,136
1,157	Harris Corp.	167,186
7,207	Juniper Networks, Inc.	200,066
597	Motorola Solutions, Inc.	56,184
126	Palo Alto Networks, Inc.*	18,365
34,298	Telefonaktiebolaget LM Ericsson Class B	215,931

		1,639,298

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 0.3%
2,794	ACS Actividades de Construccion y Servicios SA	$ 107,967
865	Boskalis Westminster	31,948
744	Bouygues SA	38,457
1,380	CIMIC Group Ltd.	53,685
1,851	Eiffage SA	202,906
2,883	Ferrovial SA	63,512
7,684	Fluor Corp.	371,982
267	HOCHTIEF AG	46,983
4,978	Jacobs Engineering Group, Inc.	326,706
11,931	Kajima Corp.	125,639
8,701	Obayashi Corp.	112,957
6,327	Shimizu Corp.	70,536
864	Skanska AB Class B	18,978
2,108	Taisei Corp.	111,029
1,814	Vinci SA	185,307

		1,868,592

Construction Materials – 0.0%
4,335	Boral Ltd.	24,808
1,961	CRH PLC	67,727
4,023	Fletcher Building Ltd.	19,153
255	HeidelbergCement AG	27,184
581	Imerys SA	53,227
3,715	James Hardie Industries PLC	60,894
304	LafargeHolcim Ltd.*	16,677
808	Taiheiyo Cement Corp.	33,331

		303,001

Consumer Finance – 0.2%
843	AEON Financial Service Co. Ltd.	18,771
5,416	Ally Financial, Inc.	145,474
3,433	American Express Co.	335,438
2,225	Capital One Financial Corp.	204,700
2,986	Credit Saison Co. Ltd.	57,558
2,380	Discover Financial Services	168,028
14,383	Navient Corp.	181,370
3,321	Provident Financial PLC	39,299
3,907	Synchrony Financial	140,222

		1,290,860

Containers & Packaging – 0.1%
1,988	Amcor Ltd.	23,314
614	Avery Dennison Corp.	70,070
1,128	Ball Corp.	45,018
2,106	Crown Holdings, Inc.*	125,791
455	International Paper Co.	25,758
373	Packaging Corp. of America	44,238
1,396	Sealed Air Corp.	67,078
3,509	Toyo Seikan Group Holdings Ltd.	58,108
3,584	WestRock Co.	223,677

		683,052

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Distributors – 0.1%
1,849	Genuine Parts Co.	$ 171,902
4,207	Jardine Cycle & Carriage Ltd.	124,677
2,148	LKQ Corp.*	84,674

		381,253

Diversified Consumer Services – 0.1%
1,069	Benesse Holdings, Inc.	37,834
13,563	H&R Block, Inc.	355,079

		392,913

Diversified Financial Services – 0.3%
5,140	AMP Ltd.	19,994
3,539	Berkshire Hathaway, Inc. Class B*	683,062
2,342	Challenger Ltd.	24,957
1,730	Eurazeo SA	152,178
2,039	EXOR NV	123,492
422	Groupe Bruxelles Lambert SA	45,431
4,639	Industrivarden AB Class C	113,126
1,449	Investor AB Class B	67,749
1,115	Kinnevik AB Class B	35,787
617	L E Lundbergforetagen AB Class B	45,281
4,837	Leucadia National Corp.	127,261
9,179	Mitsubishi UFJ Lease & Finance Co. Ltd.	52,593
5,492	Onex Corp.	397,123
4,807	ORIX Corp.	83,277
1,283	Pargesa Holding SA	110,343
9,266	Standard Life Aberdeen PLC	53,950
419	Wendel SA	70,496

		2,206,100

Diversified Telecommunication Services – 0.3%
13,358	AT&T, Inc.	485,964
488	BCE, Inc.	23,353
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	96,818
4,613	BT Group PLC	16,205
5,013	CenturyLink, Inc.	73,140
3,789	Deutsche Telekom AG	67,666
507	Elisa Oyj	20,618
14,371	HKT Trust and HKT Ltd.	18,051
67	Iliad SA	15,666
5,471	Koninklijke KPN NV	20,057
3,489	Nippon Telegraph & Telephone Corp.	182,140
3,302	Orange SA	56,825
215,396	PCCW Ltd.	128,233
1,051	Proximus SADP	36,045
6,789	Singapore Telecommunications Ltd.	18,757
16,532	Spark New Zealand Ltd.	40,905
132	Swisscom AG	69,736
11,265	TDC A/S	68,565
111,308	Telecom Italia SpA*	93,135
133,676	Telecom Italia SpA RSP	90,537
6,216	Telefonica Deutschland Holding AG	29,619
9,891	Telefonica SA	101,413

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
1,020	Telenor ASA	$ 22,905
8,289	Telia Co. AB	36,399
10,275	Telstra Corp. Ltd.	26,733
655	TELUS Corp.	24,207
7,321	Verizon Communications, Inc.	372,566
962	Zayo Group Holdings, Inc.*	33,997

		2,270,255

Electric Utilities – 0.6%
2,225	Alliant Energy Corp.	100,370
2,283	American Electric Power Co., Inc.	177,229
45,702	AusNet Services	65,029
1,705	Chubu Electric Power Co., Inc.	21,615
2,310	CK Infrastructure Holdings Ltd.	19,656
3,125	CLP Holdings Ltd.	31,870
9,657	Contact Energy Ltd.	35,750
2,427	Duke Energy Corp.	216,440
1,538	Edison International	124,993
10,837	EDP - Energias de Portugal SA	37,987
545	Emera, Inc.	20,513
1,902	Endesa SA	42,411
24,646	Enel SpA	160,125
1,144	Entergy Corp.	98,933
2,277	Eversource Energy	147,663
7,695	Exelon Corp.	320,959
16,031	FirstEnergy Corp.	547,298
1,727	Fortis, Inc.	63,584
1,235	Fortum Oyj	25,954
32,782	HK Electric Investments & HK Electric Investments Ltd.(b)	30,095
1,250	Hydro One Ltd.(b)	22,032
13,892	Iberdrola SA	110,350
4,894	Kyushu Electric Power Co., Inc.	55,972
24,980	Mercury NZ Ltd.	56,173
1,576	NextEra Energy, Inc.	249,071
1,527	OGE Energy Corp.	54,606
969	Orsted A/S(b)	56,441
2,788	PG&E Corp.	151,221
1,440	Pinnacle West Capital Corp.	132,206
2,217	Power Assets Holdings Ltd.	18,959
3,898	PPL Corp.	142,940
3,390	SSE PLC	62,638
4,676	Terna Rete Elettrica Nazionale SpA	28,913
1,643	The Chugoku Electric Power Co., Inc.	18,159
12,562	The Kansai Electric Power Co., Inc.	166,474
1,565	The Southern Co.	80,128
1,442	Tohoku Electric Power Co., Inc.	19,075
31,593	Tokyo Electric Power Co. Holdings., Inc*	127,321
753	Westar Energy, Inc.	43,079

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
3,176	Xcel Energy, Inc.	$ 163,913

		4,048,145

Electrical Equipment – 0.2%
1,806	ABB Ltd.	46,368
1,113	Acuity Brands, Inc.	190,791
1,589	AMETEK, Inc.	115,504
1,548	Eaton Corp. PLC	120,403
757	Emerson Electric Co.	49,069
8,304	Fuji Electric Co. Ltd.	58,881
945	Legrand SA	70,733
2,637	Mitsubishi Electric Corp.	43,812
619	Nidec Corp.	84,562
233	OSRAM Licht AG	19,996
2,843	Prysmian SpA	94,691
525	Rockwell Automation, Inc.	101,367
834	Schneider Electric SE*	71,674
1,209	Sensata Technologies Holding NV*	60,390
2,700	Siemens Gamesa Renewable Energy SA	33,792
693	Vestas Wind Systems A/S	44,188

		1,206,221

Electronic Equipment, Instruments & Components – 0.2%
1,884	Amphenol Corp. Class A	170,672
687	Arrow Electronics, Inc.*	55,462
802	Avnet, Inc.	33,211
1,205	CDW Corp.	84,362
2,085	Corning, Inc.	67,533
8,750	Flex Ltd.*	158,113
798	FLIR Systems, Inc.	37,171
563	Hamamatsu Photonics KK	19,430
613	Hitachi High-Technologies Corp.	25,553
19,936	Hitachi Ltd.	149,374
252	Ingenico Group SA	26,407
312	Keyence Corp.	181,549
1,392	Kyocera Corp.	98,371
243	Murata Manufacturing Co. Ltd.	33,093
2,616	Nippon Electric Glass Co. Ltd.	102,140
1,594	Omron Corp.	94,474
901	Shimadzu Corp.	21,572
903	TE Connectivity Ltd.	85,279
821	Trimble, Inc.*	34,474
1,225	Yaskawa Electric Corp.	54,616
2,373	Yokogawa Electric Corp.	44,006

		1,576,862

Energy Equipment & Services – 0.1%
485	Halliburton Co.	20,263
2,357	National Oilwell Varco, Inc.	79,077
43,657	Saipem SpA*	175,325
1,408	Schlumberger Ltd.	88,493
1,579	TechnipFMC PLC	45,223

		408,381

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.5%
288	Alexandria Real Estate Equities, Inc.	$ 36,593
1,481	American Tower Corp.	213,160
17,957	Ascendas Real Estate Investment Trust	35,220
313	AvalonBay Communities, Inc.	56,756
359	Boston Properties, Inc.	45,011
1,106	Camden Property Trust	100,956
16,919	CapitaLand Commercial Trust	23,739
11,765	CapitaLand Mall Trust	17,906
1,382	Colony NorthStar, Inc. Class A	16,847
1,428	Crown Castle International Corp.	161,364
12	Daiwa House REIT Investment Corp.	28,725
3,142	Dexus	24,717
526	Digital Realty Trust, Inc.	61,384
854	Duke Realty Corp.	24,023
325	Equinix, Inc.	150,959
893	Equity Residential	59,670
479	Essex Property Trust, Inc.	118,308
162	Federal Realty Investment Trust	21,418
434	Fonciere Des Regions	46,395
132	Gecina SA	21,996
8,021	Goodman Group	52,999
1,194	H&R Real Estate Investment Trust	19,565
7,251	Hammerson PLC	50,964
635	HCP, Inc.	16,789
11,802	Host Hotels & Resorts, Inc.	233,562
453	ICADE	42,078
13,096	Intu Properties PLC	34,829
489	Iron Mountain, Inc.	19,985
13	Japan Prime Realty Investment Corp.	43,605
5	Japan Real Estate Investment Corp.	24,257
23	Japan Retail Fund Investment Corp.	40,730
8,338	Kimco Realty Corp.	154,420
1,038	Klepierre SA	42,833
3,410	Land Securities Group PLC	43,077
4,051	Liberty Property Trust	181,809
8,463	Link REIT	75,761
1,014	Mid-America Apartment Communities, Inc.	103,874
12,375	Mirvac Group	23,001
430	National Retail Properties, Inc.	17,660
5	Nippon Building Fund, Inc.	25,012
22	Nippon Prologis REIT, Inc.	47,130
19	Nomura Real Estate Master Fund, Inc.	23,922
720	Prologis, Inc.	47,686
127	Public Storage	27,066
1,258	Realty Income Corp.	69,567
300	Regency Centers Corp.	20,343

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,035	RioCan Real Estate Investment Trust	$ 19,976
871	SBA Communications Corp.*	147,852
7,784	Scentre Group	25,023
15,243	Segro PLC	113,077
203	Simon Property Group, Inc.	32,835
514	SL Green Realty Corp.	52,546
750	SmartCentres Real Estate Investment Trust	16,928
5,942	Stockland	21,225
25,680	Suntec Real Estate Investment Trust	38,957
5,457	The British Land Co. PLC	46,458
5,319	The GPT Group	21,860
1,681	UDR, Inc.	66,114
196	Unibail-Rodamco SE	50,093
32	United Urban Investment Corp.	45,294
2,100	Ventas, Inc.	134,421
6,258	VEREIT, Inc.	48,812
8,739	Vicinity Centres	18,579
354	Vornado Realty Trust	27,477
434	Welltower, Inc.	29,278
6,209	Westfield Corp.	39,522
706	Weyerhaeuser Co.	24,978

		3,768,976

Food & Staples Retailing – 0.9%
1,618	AEON Co. Ltd.	26,335
829	Alimentation Couche-Tard, Inc. Class B	42,274
3,041	Carrefour SA	63,787
1,743	Casino Guichard Perrachon SA	106,006
2,594	Colruyt SA	137,501
2,512	Costco Wholesale Corp.	463,288
4,496	CVS Health Corp.	344,394
27,851	Distribuidora Internacional de Alimentacion SA	131,057
15,218	Empire Co. Ltd.	292,765
1,551	FamilyMart UNY Holdings Co. Ltd.	104,757
2,020	George Weston Ltd.	172,087
999	ICA Gruppen AB	36,162
46,421	J Sainsbury PLC	145,759
8,360	Jeronimo Martins SGPS SA	164,183
14,585	Koninklijke Ahold Delhaize NV	312,056
2,203	Lawson, Inc.	151,983
2,492	Loblaw Cos. Ltd.	131,211
3,533	METRO AG*	69,011
2,075	Metro, Inc.	64,993
617	Seven & i Holdings Co. Ltd.	25,541
3,703	Sundrug Co. Ltd.	170,747
5,781	Sysco Corp.	333,737
34,088	Tesco PLC	89,459
1,177	The Jean Coutu Group PJC, Inc. Class A	22,424
19,804	The Kroger Co.	512,132
1,061	Tsuruha Holdings, Inc.	146,641
11,472	Wal-Mart Stores, Inc.	1,115,423

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
6,611	Walgreens Boots Alliance, Inc.	$ 481,016
2,908	Wesfarmers Ltd.	97,003
55,897	William Morrison Supermarkets PLC	163,512
16,348	Woolworths Ltd.	334,613

		6,451,857

Food Products – 0.6%
933	Ajinomoto Co., Inc.	17,152
7,268	Archer-Daniels-Midland Co.	289,848
1,866	Associated British Foods PLC	74,371
35	Barry Callebaut AG*	65,155
4,101	Bunge Ltd.	274,398
4,072	Calbee, Inc.	142,627
1,929	Campbell Soup Co.	95,100
4	Chocoladefabriken Lindt & Spruengli AG	23,644
2,155	Conagra Brands, Inc.	80,446
2,698	Danone SA	227,843
1,357	General Mills, Inc.	76,752
452,291	Golden Agri-Resources Ltd.	124,345
960	Hormel Foods Corp.	34,992
1,671	Ingredion, Inc.	231,400
1,052	Kellogg Co.	69,600
267	Kerry Group PLC Class A	27,966
1,294	Kikkoman Corp.	50,789
10,225	Marine Harvest ASA	180,346
487	McCormick & Co., Inc.	49,762
1,488	MEIJI Holdings Co. Ltd.	129,415
1,462	Mondelez International, Inc. Class A	62,778
7,150	Nestle SA	611,679
1,664	NH Foods Ltd.	40,905
2,615	Nisshin Seifun Group, Inc.	51,203
638	Nissin Foods Holdings Co. Ltd.	46,186
12,174	Orkla ASA	122,118
3,979	Saputo, Inc.	135,023
4,534	Tate & Lyle PLC	41,253
3,048	The Hershey Co.	338,115
2,158	The J.M. Smucker Co.	251,774
936	The Kraft Heinz Co.	76,162
1,029	Toyo Suisan Kaisha Ltd.	43,878
2,742	Tyson Foods, Inc. Class A	225,529
90,939	WH Group Ltd.(b)	96,861
743	Yakult Honsha Co. Ltd.	57,940
6,942	Yamazaki Baking Co. Ltd.	134,090

		4,601,445

Gas Utilities – 0.1%
2,946	APA Group	20,888
1,000	Atmos Energy Corp.	92,290
1,672	Gas Natural SDG SA	37,401
40,781	Hong Kong & China Gas Co. Ltd.	79,751
6,687	Osaka Gas Co. Ltd.	128,711
739	Toho Gas Co. Ltd.	21,038
1,411	Tokyo Gas Co. Ltd.	33,210

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – (continued)
2,158	UGI Corp.	$ 105,764

		519,053

Health Care Equipment & Supplies – 0.6%
4,767	Abbott Laboratories	268,716
1,548	Align Technology, Inc.*	403,842
2,702	Baxter International, Inc.	177,062
819	Becton Dickinson & Co.	186,904
2,480	Boston Scientific Corp.*	65,174
400	C.R. Bard, Inc.	134,376
1,899	Cochlear Ltd.	259,587
1,033	Coloplast A/S Class B	80,843
5,246	ConvaTec Group PLC(b)	13,807
1,049	Danaher Corp.	98,983
884	DENTSPLY SIRONA, Inc.	59,237
1,611	DexCom, Inc.*	94,131
721	Edwards Lifesciences Corp.*	84,501
505	Essilor International Cie Generale d’Optique SA	64,946
5,044	Getinge AB Class B	90,865
699	Hologic, Inc.*	29,162
4,195	Hoya Corp.	205,124
1,855	IDEXX Laboratories, Inc.*	290,140
597	Intuitive Surgical, Inc.*	238,669
3,560	Koninklijke Philips NV	138,027
1,434	Medtronic PLC	117,774
2,636	Olympus Corp.	108,630
318	ResMed, Inc.	27,157
5,602	Smith & Nephew PLC	99,151
347	Sonova Holding AG	55,273
277	Straumann Holding AG	206,496
1,628	Stryker Corp.	253,968
1,268	Sysmex Corp.	96,469
238	Teleflex, Inc.	63,194
542	Terumo Corp.	25,991
422	The Cooper Cos., Inc.	101,778
1,393	Varian Medical Systems, Inc.*	155,668
1,402	William Demant Holding A/S*	38,589
219	Zimmer Biomet Holdings, Inc.	25,645

		4,359,879

Health Care Providers & Services – 0.6%
1,137	Aetna, Inc.	204,865
5,005	Alfresa Holdings Corp.	107,580
415	AmerisourceBergen Corp.	35,200
1,746	Anthem, Inc.	410,240
363	Cardinal Health, Inc.	21,486
1,846	Centene Corp.*	188,458
1,517	Cigna Corp.	321,194
2,001	DaVita, Inc.*	122,181
3,870	Envision Healthcare Corp.*	123,569
3,097	Express Scripts Holding Co.*	201,862
1,059	Fresenius Medical Care AG & Co. KGaA	105,591
1,225	Fresenius SE & Co. KGaA	88,490
819	HCA Healthcare, Inc.*	69,615
2,177	Henry Schein, Inc.*	155,547
1,257	Humana, Inc.	327,901

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
915	Laboratory Corp. of America Holdings*	$ 144,817
1,077	McKesson Corp.	159,116
21,788	Mediclinic International PLC	166,631
2,532	Medipal Holdings Corp.	49,282
2,546	MEDNAX, Inc.*	126,765
1,670	Miraca Holdings, Inc.	72,778
1,418	Quest Diagnostics, Inc.	139,616
364	Ramsay Health Care Ltd.	19,325
1,218	Sonic Healthcare Ltd.	20,631
2,624	Suzuken Co. Ltd.	103,984
4,111	UnitedHealth Group, Inc.	938,007
606	Universal Health Services, Inc. Class B	65,660

		4,490,391

Health Care Technology – 0.0%
538	Cerner Corp.*	38,031
2,157	M3, Inc.	71,420
969	Veeva Systems, Inc. Class A*	58,344

		167,795

Hotels, Restaurants & Leisure – 0.7%
365	Accor SA	18,281
3,787	Aramark	161,326
9,543	Aristocrat Leisure Ltd.	159,484
3,584	Carnival Corp.	235,254
1,714	Carnival PLC	111,080
3,964	Compass Group PLC	80,393
1,214	Darden Restaurants, Inc.	102,364
1,981	Domino’s Pizza, Inc.	368,783
7,494	Flight Centre Travel Group Ltd.	254,496
9,745	Galaxy Entertainment Group Ltd.	70,587
69,250	Genting Singapore PLC	68,538
1,290	Hilton Worldwide Holdings, Inc.	100,052
881	InterContinental Hotels Group PLC	51,842
650	Las Vegas Sands Corp.	45,039
1,669	Marriott International, Inc. Class A	211,963
2,877	McDonald’s Corp.	494,758
2,051	McDonald’s Holdings Co. Japan Ltd.	89,582
1,620	Melco Resorts & Entertainment Ltd. ADR	42,298
2,954	Merlin Entertainments PLC(b)	14,058
7,743	MGM China Holdings Ltd.	19,862
1,229	MGM Resorts International	41,933
1,105	Norwegian Cruise Line Holdings Ltd.*	59,847
1,436	Oriental Land Co. Ltd.	128,073
689	Restaurant Brands International, Inc.	42,793
1,933	Royal Caribbean Cruises Ltd.	239,460
29,593	Shangri-La Asia Ltd.	66,928
353,095	SJM Holdings Ltd.	284,865
159	Sodexo SA	20,744
4,303	Starbucks Corp.	248,799

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
6,731	Tabcorp Holdings Ltd.	$ 24,816
1,038	TUI AG	19,172
515	Vail Resorts, Inc.	115,957
3,895	Whitbread PLC	187,935
1,399	Wyndham Worldwide Corp.	157,234
28,328	Wynn Macau Ltd.	81,542
324	Wynn Resorts Ltd.	51,218
3,822	Yum! Brands, Inc.	319,022

		4,790,378

Household Durables – 0.3%
11,138	Barratt Developments PLC	91,354
2,678	Berkeley Group Holdings PLC	138,260
614	D.R. Horton, Inc.	31,314
5,303	Electrolux AB Series B	176,128
354	Garmin Ltd.	21,976
630	Leggett & Platt, Inc.	30,391
1,568	Lennar Corp. Class A	98,439
31	Lennar Corp. Class B	1,591
252	Mohawk Industries, Inc.*	71,218
475	Newell Brands, Inc.	14,711
4,909	Nikon Corp.	97,622
51	NVR, Inc.*	177,225
2,772	Panasonic Corp.	41,485
4,757	Persimmon PLC	163,391
2,486	PulteGroup, Inc.	84,847
223	Rinnai Corp.	20,041
464	SEB SA	85,443
2,616	Sekisui Chemical Co. Ltd.	50,765
2,400	Sekisui House Ltd.	44,925
1,396	Sharp Corp.*	44,310
4,300	Sony Corp.	201,260
67,647	Taylor Wimpey PLC	178,959
16,423	Techtronic Industries Co. Ltd.	95,212
3,439	Toll Brothers, Inc.	173,085
161	Whirlpool Corp.	27,140

		2,161,092

Household Products – 0.3%
1,274	Church & Dwight Co., Inc.	59,993
5,825	Colgate-Palmolive Co.	422,021
657	Essity AB*	19,102
702	Henkel AG & Co. KGaA	91,274
2,120	Kimberly-Clark Corp.	253,891
13,451	Lion Corp.	251,698
872	Reckitt Benckiser Group PLC	76,542
809	Spectrum Brands Holdings, Inc.	92,938
2,377	The Clorox Co.	331,092
6,069	The Procter & Gamble Co.	546,149
3,905	Unicharm Corp.	102,547

		2,247,247

Independent Power and Renewable Electricity Producers – 0.0%
14,338	AES Corp.	151,696
10,375	Meridian Energy Ltd.	20,565

		172,261

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 0.2%
2,763	3M Co.	$ 671,796
6,959	CK Hutchison Holdings Ltd.	87,587
204	DCC PLC	19,760
8,275	General Electric Co.	151,350
2,035	Honeywell International, Inc.	317,379
1,508	Jardine Matheson Holdings Ltd.	94,220
727	Jardine Strategic Holdings Ltd.	30,170
1,316	Keihan Holdings Co. Ltd.	39,076
30,405	NWS Holdings Ltd.	55,434
415	Roper Technologies, Inc.	110,892
800	Siemens AG	108,749
1,977	Smiths Group PLC	39,654

		1,726,067

Insurance – 1.3%
9,671	Admiral Group PLC	251,616
14,984	Aegon NV	93,078
2,062	Aflac, Inc.	180,714
885	Ageas	43,522
33,980	AIA Group Ltd.	276,861
75	Alleghany Corp.*	43,860
1,725	Allianz SE	407,401
1,444	American Financial Group, Inc.	151,707
1,261	American International Group, Inc.	75,610
1,218	Aon PLC	170,788
1,319	Arch Capital Group Ltd.*	124,896
1,021	Arthur J. Gallagher & Co.	67,212
5,801	Assicurazioni Generali SpA	106,197
855	Assurant, Inc.	86,244
2,623	Athene Holding Ltd. Class A*	126,088
11,276	Aviva PLC	77,787
7,034	AXA SA	212,232
2,101	Axis Capital Holdings Ltd.	110,071
696	Baloise Holding AG	107,347
1,455	Brighthouse Financial, Inc.*	85,539
1,874	Chubb Ltd.	285,054
707	Cincinnati Financial Corp.	52,834
4,820	CNP Assurances	108,275
1,727	Dai-ichi Life Holdings, Inc.	35,586
3,947	Direct Line Insurance Group PLC	19,534
808	Everest Re Group Ltd.	177,437
34	Fairfax Financial Holdings Ltd.	18,684
2,596	FNF Group	105,034
1,168	Gjensidige Forsikring ASA	21,192
3,181	Great-West Lifeco, Inc.	86,567
464	Hannover Rueck SE	61,071
2,271	Industrial Alliance Insurance & Financial Services, Inc.	105,915
13,711	Insurance Australia Group Ltd.	74,762
482	Intact Financial Corp.	40,438
1,481	Japan Post Holdings Co. Ltd.	17,075
50,954	Legal & General Group PLC	184,263
1,790	Lincoln National Corp.	137,025

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
2,455	Loews Corp.	$ 123,437
4,720	Manulife Financial Corp.	99,182
14,635	Mapfre SA	49,232
59	Markel Corp.*	65,307
3,940	Marsh & McLennan Cos., Inc.	330,684
48,741	Medibank Pvt. Ltd.	120,962
1,145	MetLife, Inc.	61,464
2,066	MS&AD Insurance Group Holdings, Inc.	67,610
616	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	137,277
2,655	NN Group NV	116,401
20,644	Old Mutual PLC	55,149
5,015	Poste Italiane SpA(b)	36,620
5,911	Power Corp. of Canada	149,774
3,896	Power Financial Corp.	106,750
967	Principal Financial Group, Inc.	68,454
2,276	Prudential Financial, Inc.	263,652
7,552	Prudential PLC	189,841
22,493	QBE Insurance Group Ltd.	182,299
1,141	Reinsurance Group of America, Inc.	184,899
559	RenaissanceRe Holdings Ltd.	74,151
8,601	RSA Insurance Group PLC	70,805
961	Sampo Oyj Class A	50,763
2,663	SCOR SE	108,460
878	Sompo Holdings, Inc.	35,603
2,301	Sun Life Financial, Inc.	90,924
12,316	Suncorp Group Ltd.	134,243
433	Swiss Life Holding AG*	145,628
1,337	Swiss Re AG	125,532
2,802	The Allstate Corp.	287,653
2,693	The Hartford Financial Services Group, Inc.	154,686
3,629	The Progressive Corp.	192,990
1,664	The Travelers Cos., Inc.	225,588
1,019	Tokio Marine Holdings, Inc.	45,198
1,100	Torchmark Corp.	97,735
1,633	Tryg A/S	39,708
26,718	UnipolSai Assicurazioni SpA	62,666
2,418	Unum Group	136,907
1,820	W.R. Berkley Corp.	125,798
390	Willis Towers Watson PLC	62,712
4,858	XL Group Ltd.	188,588
458	Zurich Insurance Group AG	138,619

		9,333,467

Internet & Direct Marketing Retail – 0.4%
1,364	Amazon.com, Inc.*	1,605,087
594	Expedia, Inc.	72,765
4,726	Liberty Interactive Corp. QVC Group Class A*	115,315
2,080	Netflix, Inc.*	390,167
8,591	Start Today Co. Ltd.	262,864
199	The Priceline Group, Inc.*	346,202
5,144	TripAdvisor, Inc.*	178,085
4,343	Zalando SE*(b)	222,411

		3,192,896

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.7%
3,510	Akamai Technologies, Inc.*	$ 195,788
1,044	Alphabet, Inc. Class A*	1,081,761
1,126	Alphabet, Inc. Class C*	1,150,108
68,088	Auto Trader Group PLC(b)	309,573
321	CoStar Group, Inc.*	97,895
904	DeNA Co. Ltd.	20,527
6,169	eBay, Inc.*	213,879
8,721	Facebook, Inc. Class A*	1,545,187
17,224	Kakaku.com, Inc.	273,259
334	MercadoLibre, Inc.	91,897
4,405	Mixi, Inc.	205,185
514	Shopify, Inc. Class A*	53,848
1,791	Twitter, Inc.*	36,859
417	VeriSign, Inc.*	47,997
3,778	Yahoo Japan Corp.	17,345

		5,341,108

IT Services – 0.8%
3,143	Accenture PLC Class A	465,196
1,078	Alliance Data Systems Corp.	257,933
1,011	Amadeus IT Group SA	72,906
2,899	Atos SE	428,219
1,421	Automatic Data Processing, Inc.	162,648
606	Broadridge Financial Solutions, Inc.	54,698
1,392	Capgemini SE	160,322
339	CGI Group, Inc. Class A*	17,891
3,185	Cognizant Technology Solutions Corp. Class A	230,212
3,588	Computershare Ltd.	45,051
3,225	DXC Technology Co.	310,052
2,097	Fidelity National Information Services, Inc.	197,810
1,312	Fiserv, Inc.*	172,462
15,287	Fujitsu Ltd.	114,535
680	Gartner, Inc.*	82,205
339	Global Payments, Inc.	34,090
3,286	International Business Machines Corp.	505,945
1,218	Jack Henry & Associates, Inc.	140,460
683	Leidos Holdings, Inc.	43,418
3,045	MasterCard, Inc. Class A	458,181
1,418	Nomura Research Institute Ltd.	64,428
9,143	NTT Data Corp.	107,861
347	Obic Co. Ltd.	24,112
564	Otsuka Corp.	42,211
969	Paychex, Inc.	65,223
3,106	PayPal Holdings, Inc.*	235,217
5,952	Sabre Corp.	118,504
3,032	The Western Union Co.	59,700
3,244	Total System Services, Inc.	241,224
2,420	Vantiv, Inc. Class A*	181,500
4,153	Visa, Inc. Class A	467,586
6,224	Worldpay Group PLC(b)	35,527

		5,597,327

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	$ 81,736
2,082	Hasbro, Inc.	193,668
2,342	Mattel, Inc.(a)	42,741
745	Polaris Industries, Inc.(a)	94,622
1,332	Sankyo Co. Ltd.	43,027
4,378	Sega Sammy Holdings, Inc.	53,006

		508,800

Life Sciences Tools & Services – 0.2%
1,994	Agilent Technologies, Inc.	138,065
68	Eurofins Scientific SE	41,176
248	Illumina, Inc.*	57,047
1,864	IQVIA Holdings, Inc.*	190,147
238	Lonza Group AG*	62,393
602	Mettler-Toledo International, Inc.*	378,784
1,208	QIAGEN NV*	38,288
836	Thermo Fisher Scientific, Inc.	161,147
392	Waters Corp.*	77,291

		1,144,338

Machinery – 0.4%
1,612	AGCO Corp.	114,097
1,463	Alfa Laval AB	34,623
474	ANDRITZ AG	26,515
1,519	Atlas Copco AB Class A	65,302
899	Atlas Copco AB Class B	34,591
1,361	Caterpillar, Inc.	192,105
5,974	CNH Industrial NV	77,571
506	Cummins, Inc.	84,704
970	Deere & Co.	145,364
281	Dover Corp.	27,457
316	FANUC Corp.	79,033
1,909	Fortive Corp.	142,507
1,813	Hitachi Construction Machinery Co. Ltd.	60,370
390	IDEX Corp.	52,872
611	IHI Corp.	19,061
773	Illinois Tool Works, Inc.	130,830
2,500	Ingersoll-Rand PLC	219,050
449	KION Group AG	36,607
1,466	Komatsu Ltd.	45,951
727	Kone Oyj Class B	37,416
1,071	Kubota Corp.	20,387
1,984	Kurita Water Industries Ltd.	62,388
1,436	Makita Corp.	59,536
277	MAN SE	31,110
2,259	MINEBEA MITSUMI, Inc.	45,054
1,068	Nabtesco Corp.	41,998
281	PACCAR, Inc.	19,763
401	Parker-Hannifin Corp.	75,184
666	Pentair PLC	47,393
2,397	Sandvik AB	41,208
398	Schindler Holding AG	89,421
50	SMC Corp.	20,363
867	Snap-on, Inc.	146,896
303	Stanley Black & Decker, Inc.	51,398
1,082	Sumitomo Heavy Industries Ltd.	44,520
218	The Middleby Corp.*	27,799

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
1,145	THK Co. Ltd.	$ 42,350
5,690	Volvo AB Class B	108,452
238	WABCO Holdings, Inc.*	35,569
1,127	Wartsila Oyj Abp	74,448
732	Xylem, Inc.	50,757
117,215	Yangzijiang Shipbuilding Holdings Ltd.	137,034

		2,899,054

Marine – 0.1%
10	AP Moller - Maersk A/S Class A	17,172
9	AP Moller - Maersk A/S Class B	16,227
1,874	Kuehne & Nagel International AG	329,448
638	Mitsui OSK Lines Ltd.	20,670

		383,517

Media – 0.4%
326	Axel Springer SE	25,754
528	Charter Communications, Inc. Class A*	172,239
14,152	Comcast Corp. Class A	531,266
4,284	Discovery Communications, Inc. Class A*(a)	81,482
4,640	Discovery Communications, Inc. Class C*	83,891
1,080	Eutelsat Communications SA	24,433
2,993	Hakuhodo DY Holdings, Inc.	40,318
2,280	I-CABLE Communications Ltd.*	65
540	Lagardere SCA	17,688
514	Liberty Broadband Corp. Class C*	44,692
826	Liberty Global PLC Class A*	26,234
1,092	Liberty Global PLC Series C*	33,666
1,690	Liberty Media Corp.-Liberty SiriusXM Class A*	68,901
3,270	Liberty Media Corp.-Liberty SiriusXM Class C*	133,449
3,025	News Corp. Class A	48,884
1,257	Omnicom Group, Inc.	89,800
2,167	Pearson PLC	20,734
1,440	Publicis Groupe SA	95,599
2,174	RTL Group*	173,561
4,658	Schibsted ASA Class A	125,472
5,282	Schibsted ASA Class B	131,049
374	Scripps Networks Interactive, Inc. Class A	30,608
1,116	Shaw Communications, Inc. Class B	24,869
10,998	Sirius XM Holdings, Inc.(a)	60,489
177	Telenet Group Holding NV*	12,378
1,776	The Interpublic Group of Cos., Inc.	35,129
4,096	The Walt Disney Co.	429,343
2,482	Time Warner, Inc.	227,128
562	Toho Co. Ltd.	19,011
1,018	Twenty-First Century Fox, Inc. Class A	32,515

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
665	Twenty-First Century Fox, Inc. Class B	$ 20,715
4,715	Viacom, Inc. Class B	133,529
8,405	WPP PLC	148,335

		3,143,226

Metals & Mining – 0.4%
19,703	Alumina Ltd.	33,398
12,620	Anglo American PLC	232,042
5,810	Antofagasta PLC	71,554
3,873	ArcelorMittal*	116,599
1,528	Barrick Gold Corp.	21,105
8,188	BHP Billiton Ltd.	170,803
5,188	BHP Billiton PLC	94,359
20,845	BlueScope Steel Ltd.	216,454
933	Boliden AB	29,534
30,263	Fortescue Metals Group Ltd.	105,771
446	Franco-Nevada Corp.	36,336
13,255	Freeport-McMoRan, Inc.*	184,510
67,592	Glencore PLC*	310,946
1,305	Hitachi Metals Ltd.	17,429
1,202	JFE Holdings, Inc.	28,529
4,175	Kinross Gold Corp.*	17,442
829	Maruichi Steel Tube Ltd.	23,450
1,767	Mitsubishi Materials Corp.	59,495
1,655	Newcrest Mining Ltd.	29,051
2,363	Newmont Mining Corp.	87,407
3,103	Nippon Steel & Sumitomo Metal Corp.	75,806
7,371	Norsk Hydro ASA	50,134
1,668	Rio Tinto Ltd.	90,138
4,701	Rio Tinto PLC	222,567
40,952	South32 Ltd.	100,222
4,443	Steel Dynamics, Inc.	171,056
1,086	Sumitomo Metal Mining Co. Ltd.	42,455
6,735	Teck Resources Ltd. Class B	154,730
808	voestalpine AG	46,942

		2,840,264

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
4,473	AGNC Investment Corp.	89,013
23,134	Annaly Capital Management, Inc.	269,974

		358,987

Multi-Utilities – 0.3%
3,635	AGL Energy Ltd.	68,923
2,254	Ameren Corp.	144,166
651	Atco Ltd. Class I	23,252
647	Canadian Utilities Ltd. Class A	19,578
4,511	CenterPoint Energy, Inc.	135,375
61,629	Centrica PLC	120,490
2,740	CMS Energy Corp.	136,726
2,589	Consolidated Edison, Inc.	230,525
2,156	Dominion Energy, Inc.	181,384
1,347	DTE Energy Co.	155,673
20,136	E.ON SE	233,254
1,332	Engie SA	23,314

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
473	Innogy SE(b)	$ 21,881
6,058	National Grid PLC	72,540
2,525	NiSource, Inc.	69,513
2,428	Public Service Enterprise Group, Inc.	128,830
2,581	RWE AG*	59,163
1,286	SCANA Corp.	55,517
1,060	Sempra Energy	128,249
992	Suez	18,276
894	Veolia Environnement SA	22,595
1,749	WEC Energy Group, Inc.	121,538

		2,170,762

Multiline Retail – 0.4%
283	Canadian Tire Corp. Ltd. Class A	35,761
2,818	Dollar General Corp.	248,210
2,037	Dollar Tree, Inc.*	209,322
2,244	Dollarama, Inc.	274,310
7,060	Kohl’s Corp.	338,668
14,948	Macy’s, Inc.	355,762
73,167	Marks & Spencer Group PLC	309,912
2,877	Next PLC	174,135
6,641	Nordstrom, Inc.	301,834
864	Ryohin Keikaku Co. Ltd.	269,477
5,663	Target Corp.	339,214

		2,856,605

Oil, Gas & Consumable Fuels – 0.7%
757	AltaGas Ltd.	17,209
1,033	Andeavor	108,950
20,423	BP PLC	136,022
1,573	Caltex Australia Ltd.	40,744
14,585	Cameco Corp.	136,789
12,114	Cenovus Energy, Inc.	115,492
3,731	Chevron Corp.	443,952
621	ConocoPhillips	31,596
795	Enagas SA	23,331
1,448	Enbridge, Inc.	54,602
3,938	Eni SpA	64,783
293	EOG Resources, Inc.	29,980
8,890	Exxon Mobil Corp.	740,448
1,304	Galp Energia SGPS SA	24,624
7,135	HollyFrontier Corp.	317,365
8,830	Husky Energy, Inc.*	106,974
1,635	Idemitsu Kosan Co. Ltd.	55,165
1,547	Imperial Oil Ltd.	47,724
1,020	Inter Pipeline Ltd.	21,425
7,964	JXTG Holdings, Inc.	44,997
561	Keyera Corp.	15,811
1,504	Kinder Morgan, Inc.	25,914
417	Koninklijke Vopak NV	17,596
14,688	Marathon Oil Corp.	217,970
1,007	Marathon Petroleum Corp.	63,068
7,394	Murphy Oil Corp.	206,662
606	Occidental Petroleum Corp.	42,723
2,045	OMV AG	127,333
6,269	Origin Energy Ltd.*	42,535
1,331	Pembina Pipeline Corp.	46,353
773	Phillips 66	75,414
5,459	Repsol SA	100,119

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
12,285	Royal Dutch Shell PLC Class A	$ 392,838
6,276	Royal Dutch Shell PLC Class B	203,347
18,598	Santos Ltd.*	72,023
2,441	Showa Shell Sekiyu K.K.	31,302
5,726	Snam SpA	28,852
5,090	Statoil ASA	102,356
880	Suncor Energy, Inc.	30,524
1,137	The Williams Cos., Inc.	33,030
4,390	TOTAL SA	248,144
863	TransCanada Corp.	41,392
5,791	Valero Energy Corp.	495,825
864	Woodside Petroleum Ltd.	20,404

		5,243,707

Paper & Forest Products – 0.1%
1,631	Mondi PLC	38,970
16,187	Oji Holdings Corp.	99,008
3,139	Stora Enso Oyj Class R	47,985
4,245	UPM-Kymmene Oyj	127,741
3,061	West Fraser Timber Co. Ltd.	193,461

		507,165

Personal Products – 0.4%
1,713	Beiersdorf AG	204,002
4,066	Kao Corp.	269,576
2,034	Kose Corp.	312,580
1,453	L’Oreal SA	321,395
6,158	Pola Orbis Holdings, Inc.	225,074
6,379	Shiseido Co. Ltd.	311,856
3,661	The Estee Lauder Cos., Inc. Class A	457,003
6,034	Unilever NV	347,974
5,314	Unilever PLC	299,753

		2,749,213

Pharmaceuticals – 1.1%
218	Allergan PLC	37,895
16,074	Astellas Pharma, Inc.	204,339
1,612	AstraZeneca PLC	104,036
3,608	Bayer AG	460,536
7,013	Bristol-Myers Squibb Co.	443,152
1,128	Daiichi Sankyo Co. Ltd.	27,186
3,409	Eli Lilly & Co.	288,538
13,099	GlaxoSmithKline PLC	226,645
1,229	H. Lundbeck A/S	62,015
12,507	Hikma Pharmaceuticals PLC	174,219
2,171	Ipsen SA	264,430
245	Jazz Pharmaceuticals PLC*	34,236
9,892	Johnson & Johnson	1,378,252
11,692	Mallinckrodt PLC*	255,119
6,196	Merck & Co., Inc.	342,453
1,133	Merck KGaA	120,713
1,084	Mitsubishi Tanabe Pharma Corp.	23,437
11,168	Mylan NV*	407,967
2,999	Novartis AG	257,304
6,866	Novo Nordisk A/S Class B	354,896
4,146	Orion Oyj Class B	153,141
456	Otsuka Holdings Co. Ltd.	20,220

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
2,431	Perrigo Co. PLC	$ 212,008
13,523	Pfizer, Inc.	490,344
2,657	Recordati SpA	119,542
2,019	Roche Holding AG	510,231
3,152	Sanofi	287,524
1,686	Sumitomo Dainippon Pharma Co. Ltd.	24,514
267	Taisho Pharmaceutical Holdings Co. Ltd.	21,220
2,487	Takeda Pharmaceutical Co. Ltd.	137,198
899	Taro Pharmaceutical Industries Ltd.*	96,463
23,553	Teva Pharmaceutical Industries Ltd. ADR(a)	349,056
9,543	Valeant Pharmaceuticals International, Inc.*	160,733
3,528	Zoetis, Inc.	255,039

		8,304,601

Professional Services – 0.3%
1,385	Adecco Group AG	104,849
864	Bureau Veritas SA	22,890
9,869	Capita PLC	62,307
1,741	Experian PLC	36,226
1,986	IHS Markit Ltd.*	88,615
997	Intertek Group PLC	70,550
1,611	ManpowerGroup, Inc.	207,658
496	Nielsen Holdings PLC	18,213
1,163	Randstad Holding NV	71,535
9,651	Recruit Holdings Co. Ltd.	227,402
7,538	RELX NV	172,375
9,094	RELX PLC	212,472
6,966	Robert Half International, Inc.	397,341
1,358	SEEK Ltd.	19,124
119	SGS SA	294,694
689	Verisk Analytics, Inc.*	66,434
1,439	Wolters Kluwer NV	74,509

		2,147,194

Real Estate Management & Development – 0.3%
972	Aeon Mall Co. Ltd.	17,825
155	Azrieli Group Ltd.	8,311
21,762	CapitaLand Ltd.	57,243
1,424	CBRE Group, Inc. Class A*	61,745
6,747	City Developments Ltd.	60,853
15,949	CK Asset Holdings Ltd.	134,942
502	Daito Trust Construction Co. Ltd.	91,895
1,741	Daiwa House Industry Co. Ltd.	63,943
416	Deutsche Wohnen SE	18,411
1,343	First Capital Realty, Inc.	21,902
6,630	Global Logistic Properties Ltd.	16,469
17,600	Hang Lung Group Ltd.	63,322
7,910	Henderson Land Development Co. Ltd.	51,850
1,779	Hulic Co. Ltd.	19,552
3,755	Hysan Development Co. Ltd.	20,121
2,237	Jones Lang LaSalle, Inc.	341,120

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
25,316	Kerry Properties Ltd.	$ 112,085
2,061	LendLease Group	24,951
1,007	Mitsubishi Estate Co. Ltd.	18,026
25,527	New World Development Co. Ltd.	37,094
4,745	Sun Hung Kai Properties Ltd.	77,792
11,387	Swire Pacific Ltd. Class A	109,523
12,673	Swire Properties Ltd.	43,058
496	Swiss Prime Site AG*	42,780
3,680	The Wharf Holdings Ltd.	11,641
26,452	Tokyu Fudosan Holdings Corp.	191,607
8,776	UOL Group Ltd.	58,065
1,074	Vonovia SE	50,609
3,680	Wharf Real Estate Investment Co. Ltd.*	22,240
15,294	Wheelock & Co. Ltd.	105,253

		1,954,228

Road & Rail – 0.2%
147	AMERCO	54,488
7,423	Aurizon Holdings Ltd.	29,866
804	Canadian National Railway Co.	62,761
104	Canadian Pacific Railway Ltd.	18,202
343	Central Japan Railway Co.	63,580
1,040	CSX Corp.	57,980
1,403	DSV A/S	108,049
626	East Japan Railway Co.	60,656
1,598	Hankyu Hanshin Holdings, Inc.	62,045
726	J.B. Hunt Transport Services, Inc.	80,688
392	Kansas City Southern	43,959
1,293	Keikyu Corp.	25,034
901	Keio Corp.	39,864
634	Keisei Electric Railway Co. Ltd.	20,361
1,129	Kintetsu Group Holdings Co. Ltd.	44,311
639	Kyushu Railway Co.	19,786
16,015	MTR Corp. Ltd.	94,417
2,023	Nagoya Railroad Co. Ltd.	49,388
1,559	Nippon Express Co. Ltd.	99,348
687	Norfolk Southern Corp.	95,239
931	Odakyu Electric Railway Co. Ltd.	19,818
1,623	Tobu Railway Co. Ltd.	51,791
1,240	Tokyu Corp.	19,835
1,694	Union Pacific Corp.	214,291
1,196	West Japan Railway Co.	88,049

		1,523,806

Semiconductors & Semiconductor Equipment – 0.6%
11,967	Advanced Micro Devices, Inc.*(a)	130,321
1,069	Analog Devices, Inc.	92,052
6,200	Applied Materials, Inc.	327,174
7,149	ASM Pacific Technology Ltd.	103,256
877	ASML Holding NV	153,897

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
968	Broadcom Ltd.	$ 269,046
266	Disco Corp.	59,518
1,082	Infineon Technologies AG	29,900
18,321	Intel Corp.	821,514
934	KLA-Tencor Corp.	95,492
1,070	Lam Research Corp.	205,793
5,795	Marvell Technology Group Ltd.	129,460
746	Maxim Integrated Products, Inc.	39,038
512	Microchip Technology, Inc.	44,539
9,364	Micron Technology, Inc.*	396,940
2,755	NVIDIA Corp.	552,956
892	Qorvo, Inc.*	68,309
1,147	QUALCOMM, Inc.	76,092
1,612	Renesas Electronics Corp.*	19,854
267	Rohm Co. Ltd.	27,517
1,582	Skyworks Solutions, Inc.	165,699
6,307	STMicroelectronics NV	142,737
5,601	Texas Instruments, Inc.	544,921
374	Tokyo Electron Ltd.	69,582
488	Xilinx, Inc.	33,921

		4,599,528

Software – 1.2%
1,263	Activision Blizzard, Inc.	78,811
2,629	Adobe Systems, Inc.*	477,085
1,080	ANSYS, Inc.*	160,045
585	Autodesk, Inc.*	64,174
7,894	CA, Inc.	261,055
9,264	Cadence Design Systems, Inc.*	406,782
888	CDK Global, Inc.	61,352
947	Check Point Software Technologies Ltd.*	98,763
1,323	Citrix Systems, Inc.*	115,934
546	Constellation Software, Inc.	319,809
1,049	Dassault Systemes SE	112,696
6,191	Dell Technologies, Inc. Class V*	484,384
2,645	Electronic Arts, Inc.*	281,296
2,732	Fortinet, Inc.*	114,908
5,250	Gemalto NV	199,193
2,755	Intuit, Inc.	433,141
740	Konami Holdings Corp.	39,198
3,697	LINE Corp.*	158,688
1,082	Micro Focus International PLC	36,485
26,635	Microsoft Corp.	2,241,868
1,373	Nexon Co. Ltd.*	39,700
137	Nice Ltd.	11,962
195	Nintendo Co. Ltd.	79,518
19,589	Nuance Communications, Inc.*	304,413
551	Open Text Corp.	17,972
11,539	Oracle Corp.	590,630
1,542	Red Hat, Inc.*	195,464
2,835	salesforce.com, Inc.*	295,747
2,323	SAP SE	262,620
1,126	ServiceNow, Inc.*	138,498
2,380	Splunk, Inc.*	190,614

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
2,163	SS&C Technologies Holdings, Inc.	$ 89,310
1,726	Symantec Corp.	50,002
2,098	Synopsys, Inc.*	189,617
24,544	The Sage Group PLC	257,067
712	Trend Micro, Inc.	40,416
1,096	VMware, Inc. Class A*(a)	131,641
349	Workday, Inc. Class A*	35,947

		9,066,805

Specialty Retail – 1.1%
782	ABC-Mart, Inc.	42,976
2,802	Advance Auto Parts, Inc.	283,002
2,138	AutoNation, Inc.*(a)	118,381
419	AutoZone, Inc.*	287,752
19,246	Bed Bath & Beyond, Inc.	430,918
6,117	Best Buy Co., Inc.	364,634
13,565	Dick’s Sporting Goods, Inc.	399,625
15,617	Dixons Carphone PLC	33,550
707	Dufry AG*	101,750
494	Fast Retailing Co. Ltd.	192,419
11,764	Foot Locker, Inc.	503,970
11,275	Hennes & Mauritz AB Class B	265,355
1,336	Hikari Tsushin, Inc.	193,072
8,651	Industria de Diseno Textil SA	306,012
16,408	Kingfisher PLC	74,021
5,737	L Brands, Inc.	321,674
4,809	Lowe’s Cos., Inc.	400,926
1,117	Nitori Holdings Co. Ltd.	182,451
1,135	O’Reilly Automotive, Inc.*	268,098
4,756	Ross Stores, Inc.	361,599
1,103	Shimamura Co. Ltd.	133,007
1,046	Signet Jewelers Ltd.	54,695
12,217	The Gap, Inc.	394,731
5,569	The Home Depot, Inc.	1,001,418
5,595	The TJX Cos., Inc.	422,702
2,236	Tiffany & Co.	211,302
4,950	Tractor Supply Co.	337,788
1,433	Ulta Salon, Cosmetics & Fragrance, Inc.*	317,710
1,398	USS Co. Ltd.	29,585
14,718	Yamada Denki Co. Ltd.	80,075

		8,115,198

Technology Hardware, Storage & Peripherals – 0.6%
20,261	Apple, Inc.	3,481,853
1,885	BlackBerry Ltd.*	20,338
2,837	Brother Industries Ltd.	70,549
4,852	Canon, Inc.	186,101
3,575	FUJIFILM Holdings Corp.	146,459
2,219	Hewlett Packard Enterprise Co.	30,955
7,694	HP, Inc.	165,036
7,226	Konica Minolta, Inc.	70,979
692	NetApp, Inc.	39,105
1,788	Ricoh Co. Ltd.	15,926
3,417	Seagate Technology PLC	131,760
1,638	Seiko Epson Corp.	39,890
2,328	Western Digital Corp.	183,586

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
4,453	Xerox Corp.	$ 132,076

		4,714,613

Textiles, Apparel & Luxury Goods – 0.6%
1,219	adidas AG	254,745
6,586	Asics Corp.	97,698
14,151	Burberry Group PLC	328,537
1,397	Cie Financiere Richemont SA	120,399
755	Hermes International	397,775
3,717	HUGO BOSS AG	306,138
281	Kering	124,608
4,469	Lululemon Athletica, Inc.*	299,244
3,955	Luxottica Group SpA	229,686
1,380	LVMH Moet Hennessy Louis Vuitton SE	402,010
6,510	Michael Kors Holdings Ltd.*	380,444
6,517	NIKE, Inc. Class B	393,757
888	Pandora A/S	88,978
693	PVH Corp.	93,243
3,435	Ralph Lauren Corp.	326,840
5,058	Tapestry, Inc.	210,868
929	The Swatch Group AG	120,020
13,471	Under Armour, Inc. Class A*(a)	179,030
14,179	Under Armour, Inc. Class C*(a)	169,155
3,249	VF Corp.	237,047

		4,760,222

Thrifts & Mortgage Finance – 0.0%
6,974	New York Community Bancorp, Inc.	93,033

Tobacco – 0.2%
4,180	Altria Group, Inc.	283,529
3,202	British American Tobacco PLC	203,623
3,566	Imperial Brands PLC	147,808
1,790	Japan Tobacco, Inc.	59,282
6,156	Philip Morris International, Inc.	632,529
5,574	Swedish Match AB	210,894

		1,537,665

Trading Companies & Distributors – 0.4%
707	AerCap Holdings NV*	36,743
348	Brenntag AG	21,682
1,428	Bunzl PLC	40,862
5,876	Fastenal Co.	307,844
3,944	Ferguson PLC	284,398
1,285	Finning International, Inc.	30,787
5,308	HD Supply Holdings, Inc.*	196,290
12,208	Itochu Corp.	212,219
24,929	Marubeni Corp.	166,408
6,267	MISUMI Group, Inc.	183,709
5,256	Mitsubishi Corp.	132,192
8,528	Mitsui & Co. Ltd.	130,074
2,680	Rexel SA	49,380
8,510	Sumitomo Corp.	132,741
2,508	Toyota Tsusho Corp.	94,853
3,556	Travis Perkins PLC	77,379

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
381	United Rentals, Inc.*	$ 60,762
1,954	W.W. Grainger, Inc.	432,440

		2,590,763

Transportation Infrastructure – 0.1%
5,300	Abertis Infraestructuras SA	118,247
238	Aena SME SA(b)	47,320
538	Aeroports de Paris	102,617
1,424	Atlantia SpA	47,337
951	Fraport AG Frankfurt Airport Services Worldwide	94,805
499	Japan Airport Terminal Co. Ltd.	18,706
4,911	Kamigumi Co. Ltd.	108,320
641	Macquarie Infrastructure Corp.	42,806
3,122	Sydney Airport	17,559
6,212	Transurban Group	59,109

		656,826

Water Utilities – 0.0%
442	American Water Works Co., Inc.	40,470
1,671	Severn Trent PLC	47,453
4,329	United Utilities Group PLC	48,059

		135,982

Wireless Telecommunication Services – 0.1%
5,028	KDDI Corp.	143,479
4,149	NTT DOCOMO, Inc.	107,135
1,258	Rogers Communications, Inc. Class B	65,291
920	SoftBank Group Corp.	78,098
66,217	StarHub Ltd.	140,121
966	T-Mobile US, Inc.*	58,994
4,670	Tele2 AB Class B	59,735
71,163	Vodafone Group PLC	215,772

		868,625

TOTAL COMMON STOCKS (Cost $178,277,864)		$194,341,776

Shares	Rate	Value
Preferred Stocks – 0.1%
Auto Components – 0.0%
Schaeffler AG
3,344	3.560%	$ 58,350

Automobiles – 0.0%
Bayerische Motoren Werke AG
199	4.760	17,234
Porsche Automobil Holding SE
276	1.430	23,122

Shares	Rate	Value
Preferred Stocks – (continued)
Automobiles – (continued)
Volkswagen AG
114	1.210%	$ 24,200

		64,556

Chemicals – 0.1%
FUCHS PETROLUB SE
3,146	2.020	165,406

TOTAL PREFERRED STOCKS (Cost $274,202)		$ 288,312

Shares	Description	Value
Exchange Traded Funds – 59.3%
590,369	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 20,414,960
1,984,240	iShares Core MSCI Emerging Markets ETF	110,819,804
1,710	iShares MSCI Canada ETF	49,487
1,340,768	iShares MSCI EAFE ETF	94,001,245
756,446	iShares MSCI EAFE Small-Cap ETF	48,125,095
647,989	Vanguard S&P 500 ETF	157,688,123

TOTAL EXCHANGE TRADED FUNDS (Cost $363,968,008)		$431,098,714

Shares	Distribution Rate	Value
Investment Company(c) – 8.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
62,081,008	0.971%	$ 62,081,008
(Cost $62,081,008)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $635,044,443)		$687,809,810

Securities Lending Reinvestment Vehicle(c) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,416,028	0.971%	$ 1,416,028
(Cost $1,416,028)

TOTAL INVESTMENTS – 94.8% (Cost $606,017,110)		$689,225,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.2%		38,072,453

NET ASSETS – 100.0%		$727,298,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,214,872, which represents approximately 0.2% of net assets as of November 30, 2017 and the liquidity determination is unaudited.

(c)	Represents an Affiliated fund.

Currency Legend
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	USD	7,200,724	AUD	9,050,000	$6,844,597	12/20/17	$356,126
	USD	3,579,260	CAD	4,410,000	3,419,398	12/20/17	159,862
	USD	7,915,129	CHF	7,500,000	7,637,900	12/20/17	277,228
	USD	1,202,926	DKK	7,400,000	1,185,185	12/20/17	17,741
	USD	21,496,913	EUR	17,770,000	21,181,078	12/20/17	315,835
	USD	3,207,445	HKD	25,000,000	3,201,830	12/20/17	5,615
	USD	22,390,549	JPY	2,440,000,000	21,706,042	12/20/17	684,508
	USD	733,019	NOK	5,750,000	691,663	12/20/17	41,358
	USD	158,946	NZD	220,000	150,324	12/20/17	8,622
	USD	3,037,988	SEK	24,300,000	2,907,974	12/20/17	130,013
	USD	821,642	SGD	1,100,000	815,729	12/20/17	5,913

TOTAL							$2,002,821

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	USD	522,786	CHF	520,000	$529,561	12/20/17	$(6,775)
	USD	748,627	DKK	4,710,000	754,354	12/20/17	(5,727)
	USD	12,617,065	EUR	10,670,000	12,718,182	12/20/17	(101,117)
	USD	17,937,709	GBP	13,490,000	18,259,253	12/20/17	(321,546)
	USD	261,547	ILS	920,000	263,417	12/20/17	(1,870)
	USD	2,793,587	JPY	317,000,000	2,820,006	12/20/17	(26,420)
	USD	508,310	SGD	690,000	511,684	12/20/17	(3,375)

TOTAL							$(466,830)

FUTURES CONTRACTS — At November 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	967	12/15/17	$74,720,090	$4,894,209
S&P Toronto Stock Exchange 60 Index	100	12/14/17	14,745,572	971,239

TOTAL				$5,865,448

PURCHASED OPTIONS CONTRACTS — At November 30, 2017, the Fund had the following purchased options:

OPTIONS ON FUTURES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	Barclays Bank PLC	$97.63	06/18/18	361	$902,500	$433,200	$676,366	$(243,166)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS ON FUTURES CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Eurodollar Futures	Barclays Bank PLC	$97.38	09/17/18	308	$770,000	$490,874	$708,111	$(217,237)
Eurodollar Futures	Barclays Bank PLC	97.25	12/17/18	205	512,500	348,500	465,549	(117,049)
Eurodollar Futures	Barclays Bank PLC	97.13	03/18/19	507	1,267,500	956,963	1,379,384	(422,421)
Eurodollar Futures	Barclays Bank PLC	96.88	06/17/19	388	970,000	921,500	1,239,634	(318,134)
Eurodollar Futures	Barclays Bank PLC	96.75	09/16/19	434	1,085,000	1,128,400	1,492,377	(363,977)
Eurodollar Futures	CS International (London)	97.00	12/18/17	1,893	4,732,500	6,862,125	6,920,010	(57,885)
Eurodollar Futures	CS International (London)	97.88	12/18/17	1,994	4,985,000	2,866,375	3,074,569	(208,194)
Eurodollar Futures	CS International (London)	97.75	03/19/18	635	1,587,500	801,687	919,879	(118,192)
Eurodollar Futures	CS International (London)	98.38	03/19/18	71	177,500	2,662	116,722	(114,060)
Eurodollar Futures	CS International (London)	98.25	06/18/18	33	82,500	2,887	31,426	(28,539)
Eurodollar Futures	CS International (London)	98.38	06/18/18	99	247,500	3,713	178,261	(174,548)
Eurodollar Futures	CS International (London)	98.13	09/17/18	80	200,000	15,000	89,185	(74,185)
Eurodollar Futures	CS International (London)	98.25	09/17/18	112	280,000	11,900	229,174	(217,274)
Eurodollar Futures	CS International (London)	98.00	12/17/18	104	260,000	31,200	130,240	(99,040)
Eurodollar Futures	CS International (London)	98.13	12/17/18	120	300,000	23,250	266,792	(243,542)
Eurodollar Futures	CS International (London)	99.00	12/17/18	3,240	8,100,000	20,250	250,484	(230,234)
Eurodollar Futures	CS International (London)	97.88	03/18/19	99	247,500	45,788	143,779	(97,991)
Eurodollar Futures	CS International (London)	98.00	03/18/19	141	352,500	45,825	296,584	(250,759)
Eurodollar Futures	CS International (London)	99.00	03/18/19	5,264	13,160,000	65,800	372,335	(306,535)
Eurodollar Futures	CS International (London)	97.75	06/17/19	166	415,000	106,863	357,871	(251,008)
Eurodollar Futures	CS International (London)	99.00	06/17/19	2,194	5,485,000	41,138	180,981	(139,843)

				18,448	$46,120,000	$15,225,900	$19,519,713	$(4,293,813)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS ON FUTURES CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
Eurodollar Futures	CS International (London)	$100.00	03/16/20	1,893	$4,732,500	$10,813,763	$10,923,648	$(109,885)

TOTAL					$50,852,500	$26,039,663	$30,443,361	$(4,403,698)

Abbreviation:
CS International (London)	— Credit Suisse International (London)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investment and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2017:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$166,631	$131,218	$—
Asia	1,466,581	23,774,092	—
Australia and Oceania	377,230	4,391,480	—
Europe	4,617,011	40,099,099	—
North America	119,080,571	362,724	—
South America	91,897	71,554	—
Exchange Traded Funds	431,098,714	—	—
Investment Company	62,081,008	—	—
Securities Lending Reinvestment Vehicle	1,416,028	—	—
Total	$620,395,671	$68,830,167	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,002,821	$—
Futures Contracts(b)	5,865,448	—	—
Options Purchased	26,039,663	—	—
Total	$31,905,111	$2,002,821	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(466,830)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.7%
Equity – 98.7%
21,774,622	Goldman Sachs U.S. Equity Dividend and Premium Fund	$297,005,849
19,035,943	Goldman Sachs International Equity Dividend and Premium Fund	143,531,011
6,638,236	Goldman Sachs Tactical Tilt Overlay Fund	65,386,626
2,039,697	Goldman Sachs Small Cap Equity Insights Fund	53,276,899
3,235,388	Goldman Sachs Emerging Markets Equity Insights Fund	35,395,147
1,864,862	Goldman Sachs International Small Cap Insights Fund	25,212,935
1,413,514	Goldman Sachs Global Infrastructure Fund	15,605,196
1,466,320	Goldman Sachs Global Real Estate Securities Fund	15,572,315
2,088,968	Goldman Sachs MLP Energy Infrastructure Fund	14,518,325

TOTAL INVESTMENTS – 98.7% (Cost $529,480,907)		$665,504,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		8,976,618

NET ASSETS – 100.0%		$674,480,921

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Issuers.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	GBP	500,000	USD	671,299	12/20/17	$676,629	$5,330
	USD	6,489,016	AUD	8,089,962	12/20/17	6,118,679	370,337
	USD	7,429,865	CHF	7,030,844	12/20/17	7,157,009	272,856
	USD	28,200,351	EUR	23,384,225	12/20/17	27,863,641	336,710
	USD	20,094,975	JPY	2,172,272,100	12/20/17	19,318,870	776,105

TOTAL							$1,761,338

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	780,000	USD	611,207	12/20/17	$589,938	$(21,269)
	CHF	400,000	USD	415,052	12/20/17	407,178	(7,874)
	USD	15,141,791	GBP	11,549,415	12/20/17	15,629,326	(487,535)

TOTAL							$(516,678)

FUTURES CONTRACTS — At November 30, 2017, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	51	12/15/17	$6,752,145	$413,264

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 97.7%
Equity – 97.7%
55,151,991	Goldman Sachs U.S. Tax-Managed Equity Fund	$1,256,362,349
47,345,597	Goldman Sachs International Tax-Managed Equity Fund	513,226,270
23,418,905	Goldman Sachs Tactical Tilt Overlay Fund	230,676,214
11,396,649	Goldman Sachs Emerging Markets Equity Insights Fund	124,679,343
6,572,950	Goldman Sachs International Small Cap Insights Fund	88,866,288
4,977,755	Goldman Sachs Global Infrastructure Fund	54,954,410
5,163,731	Goldman Sachs Global Real Estate Securities Fund	54,838,819
7,369,788	Goldman Sachs MLP Energy Infrastructure Fund	51,220,023

TOTAL INVESTMENTS – 97.7% (Cost $1,673,115,899)		$2,374,823,716

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		56,960,761

NET ASSETS – 100.0%		$2,431,784,477

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Issuers.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	GBP	1,690,000	USD	2,268,989	12/20/17	$2,287,004	$18,015
	USD	21,476,236	AUD	26,774,774	12/20/17	20,250,557	1,225,679
	USD	25,333,521	CHF	23,972,984	12/20/17	24,403,168	930,353
	USD	96,240,078	EUR	79,803,958	12/20/17	95,090,977	1,149,101
	USD	67,499,863	JPY	7,289,154,282	12/20/17	64,825,314	2,674,549

TOTAL							$5,997,697

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	1,820,000	USD	1,426,149	12/20/17	$1,376,521	$(49,628)
	CHF	1,340,000	USD	1,390,425	12/20/17	1,364,045	(26,380)
	USD	51,669,776	GBP	39,411,169	12/20/17	53,333,437	(1,663,661)

TOTAL							$(1,739,669)

FUTURES CONTRACTS — At November 30, 2017, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	180	12/15/17	$23,831,100	$1,443,205

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — United States (“U.S.”) generally accepted accounting principles (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2017:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$665,504,303	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,761,338	$—
Futures Contracts	413,264	—	—
Total	$413,264	$1,761,338	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(516,678)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$2,374,823,716	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,997,697	$—
Futures Contracts	1,443,205	—	—
Total	$1,443,205	$5,997,697	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,739,669)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of November 30, 2017, the Enhanced Dividend Global Equity Portfolio invested 44.0% and 21.3% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

As of November 30, 2017, the Tax-Advantaged Global Equity Portfolio invested 51.7% and 21.1% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Portfolio or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund has unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 42.2%
3,151,300	SPDR S&P 500 ETF Trust (Cost $780,696,157)	$ 835,126,013

Shares	Distribution Rate	Value
Investment Company(a) – 51.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,025,616,046	0.971%	$1,025,616,046
(Cost $1,025,616,046)

TOTAL INVESTMENTS – 94.0% (Cost $1,806,312,203)		$1,860,742,059

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%		117,736,475

NET ASSETS – 100.0%		$1,978,478,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	EUR	55,500,000	USD	65,220,253	$66,192,164	12/27/17	$971,910
	GBP	44,830,000	USD	60,587,736	60,701,172	12/27/17	113,436
	USD	57,229,436	AUD	75,530,000	57,121,952	12/27/17	107,484
	USD	58,293,945	CAD	74,500,000	57,773,513	12/27/17	520,433
	USD	65,586,529	JPY	7,351,850,000	65,429,398	12/26/17	157,131
	USD	58,498,102	NZD	85,570,000	58,463,127	12/27/17	34,975

TOTAL							$1,905,369

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	AUD	75,530,000	USD	57,209,700	$57,121,952	12/27/17	$(87,748)
	CAD	74,500,000	USD	57,828,954	57,773,513	12/27/17	(55,441)
	JPY	7,351,850,000	USD	65,583,834	65,429,398	12/26/17	(154,435)
	NZD	85,570,000	USD	58,578,193	58,463,126	12/27/17	(115,067)
	USD	66,192,131	EUR	55,500,000	66,192,163	12/27/17	(33)
	USD	59,497,535	GBP	44,830,000	60,701,172	12/27/17	(1,203,637)

TOTAL							$(1,616,361)

FUTURES CONTRACTS — At November 30, 2017, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Long position contracts:
20 Year U.S. Treasury Bonds	5,129	03/20/18	$778,165,469	$(6,790,111)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At November 30, 2017, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	Morgan Stanley & Co. International PLC	2,525.00	01/19/18	(1,493)	$(149,300)	$(1,630,356)	$(2,375,737)	$745,381
S&P 500 Index	Morgan Stanley & Co. International PLC	2,565.00	01/19/18	(2,943)	(294,300)	(4,532,220)	(4,279,122)	(253,098)
S&P 500 Index	Morgan Stanley & Co. International PLC	2,520.00	12/15/17	(1,482)	(148,200)	(303,810)	(1,446,695)	1,142,885

TOTAL				(5,918)	$(591,800)	$(6,466,386)	$(8,101,554)	$1,635,168

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2017:

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$835,126,013	$—	$—
Investment Company	1,025,616,046	—	—
Total	$1,860,742,059	$—	$—

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,905,369	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,616,361)	$—
Futures Contracts(a)	(6,790,111)	—	—
Written Options Contracts	(6,466,386)	—	—
Total	$(13,256,497)	$(1,616,361)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Portfolio], to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 45.8%
1,803,270	Goldman Sachs Emerging Markets Debt Fund - Institutional Shares(a)	$ 23,172,020
143,758	Health Care Select Sector SPDR Fund	11,999,480
143,776	iShares MSCI Brazil Capped ETF	5,564,131
572,941	iShares TIPS Bond ETF	65,131,933

TOTAL EXCHANGE TRADED FUNDS (Cost $107,068,100)		$105,867,564

Shares	Distribution Rate	Value
Investment Company(a) – 43.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
101,053,498	0.971%	$101,053,498
(Cost $101,053,498)

TOTAL INVESTMENTS – 89.5% (Cost $208,121,598)		$206,921,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.5%		24,198,476

NET ASSETS – 100.0%		$231,119,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

BoA Securities LLC	USD	94,347	IDR	1,260,000,000	$92,816	12/20/17	$1,531
Barclays Bank PLC	USD	68,729	RUB	4,000,000	68,263	12/20/17	465
Citibank NA	KRW	100,000,000	USD	88,643	91,942	12/20/17	3,299
JPMorgan Securities, Inc.	USD	9,409,205	TWD	281,100,000	9,376,917	12/20/17	32,288
MS & Co.	BRL	22,080,000	USD	6,740,709	6,742,058	12/04/17	1,350
	CHF	280,000	USD	282,637	285,148	12/20/17	2,512
	EUR	6,380,000	USD	7,523,245	7,604,686	12/20/17	81,441
	GBP	5,440,000	USD	7,356,734	7,363,257	12/20/17	6,524
	IDR	4,500,000,000	USD	330,518	331,485	12/20/17	968
	INR	6,500,000	USD	98,919	100,403	12/20/17	1,483
	JPY	787,000,000	USD	6,942,453	7,001,087	12/20/17	58,636
	KRW	8,260,000,000	USD	7,568,795	7,594,401	12/20/17	25,605
	RUB	11,000,000	USD	184,395	187,724	12/20/17	3,329
	SEK	5,925,000	USD	707,660	709,043	12/20/17	1,383
	TWD	2,100,000	USD	69,767	70,052	12/20/17	284
	USD	7,351,775	AUD	9,140,000	6,912,665	12/20/17	439,109
	USD	7,072,812	BRL	22,840,000	6,974,122	12/04/17	98,690
	USD	14,522,555	CHF	13,660,000	13,911,163	12/20/17	611,392
	USD	13,872,669	CLP	8,765,000,000	13,540,721	12/20/17	331,948
	USD	9,227	CNY	60,000	9,068	12/20/17	159
	USD	29,363	COP	88,000,000	29,113	12/20/17	250
	USD	21,351,745	EUR	17,650,000	21,038,043	12/20/17	313,702
	USD	7,158,210	IDR	97,110,000,000	7,153,454	12/20/17	4,756
	USD	7,757	INR	500,000	7,723	12/20/17	33
	USD	33,916,861	JPY	3,644,000,000	32,416,728	12/20/17	1,500,134
	USD	6,963,575	MXN	125,125,000	6,689,917	12/20/17	273,658
	USD	6,951,099	NOK	55,050,000	6,621,919	12/20/17	329,179
	USD	7,085,897	NZD	9,760,000	6,668,909	12/20/17	416,987
	USD	42,684	RUB	2,500,000	42,665	12/20/17	19
	USD	47,449	SEK	375,000	44,876	12/20/17	2,573
	USD	71,675	TRY	280,000	71,050	12/20/17	626
State Street Bank (London)	RUB	5,750,000	USD	97,128	98,128	12/20/17	1,000
UBS AG (London)	USD	31,982	AUD	40,000	30,252	12/20/17	1,729

TOTAL							$4,547,042

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

BoA Securities LLC	TWD	300,000	USD	10,128	$10,007	12/20/17	$(121)
Citibank NA	TRY	390,000	USD	108,894	98,962	12/20/17	(9,932)
	USD	6,880,796	CNY	45,630,000	6,896,056	12/20/17	(15,259)
Deutsche Bank AG	COP	20,350,000,000	USD	6,952,511	6,732,290	12/20/17	(220,221)
JPMorgan Securities, Inc.	CLP	4,370,000,000	USD	7,049,524	6,751,050	12/20/17	(298,474)
	CNY	45,690,000	USD	6,947,253	6,905,123	12/20/17	(42,130)
	IDR	280,440,000,000	USD	20,811,874	20,658,167	12/20/17	(153,707)
	INR	897,500,000	USD	13,878,151	13,863,331	12/20/17	(14,820)
	RUB	405,000,000	USD	6,934,932	6,911,656	12/20/17	(23,276)
	USD	14,027,029	KRW	15,880,000,000	14,600,373	12/20/17	(573,343)
MS & Co.	AUD	9,180,000	USD	6,964,826	6,942,917	12/20/17	(21,908)
	BRL	800,000	USD	245,098	244,277	12/04/17	(821)
	BRL	22,480,000	USD	6,938,593	6,841,935	01/03/18	(96,657)
	CHF	60,000	USD	63,403	61,103	12/20/17	(2,300)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. (continued)	COP	836,000,000	USD	277,626	$276,569	12/20/17	$(1,056)
	EUR	70,000	USD	84,428	83,437	12/20/17	(991)
	IDR	180,000,000	USD	13,306	13,259	12/20/17	(47)
	JPY	27,000,000	USD	247,114	240,189	12/20/17	(6,924)
	MXN	125,125,000	USD	6,960,143	6,689,917	12/20/17	(270,226)
	NOK	55,050,000	USD	7,119,279	6,621,919	12/20/17	(497,359)
	NZD	9,760,000	USD	7,127,863	6,668,909	12/20/17	(458,954)
	SEK	131,850,000	USD	16,701,758	15,778,452	12/20/17	(923,307)
	TRY	2,680,000	USD	700,431	680,046	12/20/17	(20,385)
	TWD	3,600,000	USD	120,339	120,088	12/20/17	(251)
	USD	12,182	BRL	40,000	12,214	12/04/17	(32)
	USD	361,310	CHF	360,000	366,619	12/20/17	(5,308)
	USD	109,055	COP	330,000,000	109,172	12/20/17	(117)
	USD	643,737	EUR	550,000	655,577	12/20/17	(11,840)
	USD	14,064,885	GBP	10,640,000	14,401,664	12/20/17	(336,779)
	USD	99,836	INR	6,500,000	100,403	12/20/17	(566)
	USD	61,772	KRW	70,000,000	64,359	12/20/17	(2,587)
	USD	84,181	RUB	5,000,000	85,329	12/20/17	(1,148)
	USD	125,104	SEK	1,050,000	125,653	12/20/17	(550)
	USD	6,711,409	TRY	26,800,000	6,800,467	12/20/17	(89,058)
	USD	59,622	TWD	1,800,000	60,044	12/20/17	(422)
RBS PLC	TRY	24,010,000	USD	6,840,323	6,092,508	12/20/17	(747,816)
State Street Bank (London)	USD	6,901,864	INR	448,000,000	6,920,081	12/20/17	(18,216)

TOTAL							$(4,866,908)

FUTURES CONTRACTS — At November 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canada 10 Year Government Bonds	603	03/20/18	$63,891,873	$170,670
Eurodollars	755	12/18/17	185,824,375	(270,974)
Euro Stoxx 50 Index	1,299	12/20/19	19,574,057	801,068
Hang Seng China Enterprises Index	197	12/28/17	14,530,047	(612,707)
Japan 10 Year Government Bonds	5	12/13/17	6,705,318	12,422
MSCI Singapore Index	436	12/28/17	12,550,438	50,229
STOXX 600 Banks Index	545	12/15/17	5,922,503	109,401
The MSCI Taiwan Stock Index	180	12/28/17	7,057,800	(286,173)
Topix Index	103	12/07/17	16,445,955	1,358,870
10 Year German Euro-Bund	400	12/07/17	77,470,958	85,813

Total				$1,418,619

Short position contracts:
Amsterdam Exchanges Index	(7)	12/15/17	(899,995)	7,563
Australian 10 Year Government Bonds	(536)	12/15/17	(52,967,002)	(380,804)
CAC40 Index	(30)	12/15/17	(1,916,599)	(25,399)
DAX Index	(5)	12/15/17	(1,941,966)	(88,233)
Eurodollars	(756)	03/16/20	(184,681,350)	896,004
FTSE 100 Index	(30)	12/15/17	(2,973,523)	15,983
FTSE 250 Index	(184)	12/15/17	(9,894,443)	(162,011)
FTSE/JSE Top 40 Index	(305)	12/21/17	(11,898,669)	(329,446)
FTSE/MIB Index	(2)	12/15/17	(266,342)	(4,610)
Gold 100 Oz	(72)	02/26/18	(9,192,240)	27,202
Hang Seng Index	(3)	12/28/17	(563,094)	11,698
MSCI Emerging Markets Index	(5)	12/15/17	(280,000)	1,017
MSCI Singapore Index	(15)	12/28/17	(431,781)	(1,818)
OMXS 30 Index	(39)	12/15/17	(750,094)	9,212
SPI 200 Index	(174)	12/21/17	(19,695,973)	(1,028,149)
S&P 500 E-Mini Index	(55)	12/15/17	(7,281,725)	(456,968)
The IBEX 35 Index	(4)	12/15/17	(485,608)	(8,948)
10 Year U.K. Long Gilt	(359)	03/27/18	(60,009,250)	312,550
10 Year U.S Treasury Notes	(529)	03/20/18	(65,620,797)	428,581

Total				$(776,576)

TOTAL				$642,043

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At November 30, 2017, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)*

S&P GSCI 3 Month Forward Copper Index	2.000%	Citibank NA	12/29/17	$5,840,000	$140,058
S&P GSCI 3 Month Forward Copper Index	2.000	MS & Co.	02/28/18	1,170,000	2,713

TOTAL					$142,771

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

(a)	The Fund pays/receives quarterly coupon payments in accordance with the swap contracts. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2017, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Euro Stoxx 50 Index	MS & Co.	3,605.49	12/29/17	5,125	$5,125	$172,757	$192,884	$(20,127)
SPX Flex Indices	MS & Co.	2,588.82	12/29/17	85	8,500	607,306	74,630	532,676
Nikkei 225 Stock Index	Citibank NA	23,783.34	01/31/18	115,372	115,372	187,320	593,298	(405,978)

					$128,997	$967,383	$860,812	$106,571

Puts
EQO.KS20 Index	BoA Securities LLC	257.70	12/28/17	173,805,258	173,805,258	1,217	264,442	(263,225)
EQO.XLP Index	CS International (London)	53.92	12/29/17	130,372	130,372	18,210	152,535	(134,325)
EQO.XLP Index	CS International (London)	53.92	12/29/17	78,778	78,778	11,004	41,752	(30,748)

					$174,014,408	$30,431	$458,729	$(428,298)

Total Purchased option contracts					$174,143,405	$997,814	$1,319,541	$(321,727)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
EQO.KS20 Index	BoA Securities LLC	349.00	12/28/17	(86,902,629)	$(86,902,629)	$(2,780)	$(13,917)	$11,137
EQO.EWZ Index	CS International (London)	53.92	12/29/17	(130,372)	(130,372)	(247,322)	(114,571)	(132,751)
EQO.XLP Index	CS International (London)	53.92	12/29/17	(78,778)	(78,778)	(149,446)	(94,534)	(54,912)

					$(87,111,779)	$(399,548)	$(223,022)	$(176,526)

Puts
EQO.XLE Index	MS & Co.	60.00	02/16/18	(180,710)	(180,710)	(35,322)	(282,956)	247,634
EQO.KS20 Index	BoA Securities LLC	276.00	12/28/17	(86,902,629)	(86,902,629)	(2,954)	(259,805)	256,851
EQO.EWZ Index	CS International (London)	37.34	12/28/17	(172,090)	(172,090)	(145,785)	(83,119)	(62,666)

					$(87,255,429)	$(184,061)	$(625,880)	$441,819

Total Written option contracts					$(174,367,208)	$(583,609)	$(848,902)	$265,293

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviation:
BoA Securities LLC	— Bank of America Securities LLC
CS International (London)	— Credit Suisse International (London)
EQO.EWZ Index	— iShares MSCI Brazil Capped ETF
EQO.KS20 Index	— KOSPI 200 Index
EQO.XLE Index	— Energy Select SPDR Fund
EQO.XLP Index	— Consumer Staples Select SPDR Fund
MS & Co.	— Morgan Stanley & Co.
RBS PLC	— Royal Bank of Scotland PLC

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Basis of Consolidation for Goldman Sachs Tactical Exposure Fund — The Cayman Commodity – TEX, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 6, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 6, 2017, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of November 30, 2017, the Fund net assets were $231,119,538, of which, $14,975,465, or 6.5%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-
to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swaps — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$105,867,564	$—	$—
Investment Company	101,053,498	—	—
Total	$206,921,062	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,547,042	$—
Futures Contracts(a)	4,298,283	—	—
Total Return Swap Contracts(a)	—	142,771	—
Options Purchased	—	997,814	—
Total	$4,298,283	$5,687,627	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,866,908)	$—
Futures Contracts(a)	(3,656,240)	—	—
Options Written	—	(583,609)	—
Total	$(3,656,240)	$(5,450,517)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 6.9%
Energy - Exploration & Production(a)(b)(c) – 0.0%
Berry Petroleum Co. LLC
$1,200,000	6.750%		11/01/20	$ —
18,124,000	6.375		09/15/22	—

				—

Gas(c) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5,850,000	5.875		08/20/26	6,069,375

Oil Field Services – 4.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(c)
5,550,000	7.875		12/15/24	6,105,000
Antero Resources Corp.(c)
5,250,000	5.375		11/01/21	5,381,250
3,800,000	5.125		12/01/22	3,895,000
California Resources Corp.(c)
4,400,000	8.000	(d)	12/15/22	3,245,000
363,000	6.000		11/15/24	221,430
Carrizo Oil & Gas, Inc.(c)
7,150,000	7.500		09/15/20	7,293,000
Chesapeake Energy Corp.
1,950,000	5.375	(c)	06/15/21	1,881,750
6,700,000	5.750		03/15/23	6,164,000
1,475,000	8.000	(c)(d)	01/15/25	1,463,938
Continental Resources, Inc.(c)
10,850,000	3.800		06/01/24	10,660,125
CrownRock LP/CrownRock Finance, Inc.(c)(d)
7,550,000	5.625		10/15/25	7,587,750
CVR Refining LLC/Coffeyville Finance, Inc.(c)
4,086,000	6.500		11/01/22	4,203,472
Denbury Resources, Inc.(c)
3,350,000	9.000	(d)	05/15/21	3,224,375
2,650,000	5.500		05/01/22	1,775,500
Endeavor Energy Resources LP/EER Finance, Inc.(c)(d)
1,750,000	5.750		01/30/28	1,769,688
Ensco PLC(c)
3,500,000	4.500		10/01/24	2,835,000
250,000	5.200		03/15/25	205,000
EP Energy LLC/Everest Acquisition Finance, Inc.(c)
5,000,000	9.375		05/01/20	3,700,000
Exterran Energy Solutions LP/EES Finance Corp.(c)(d)
3,000,000	8.125		05/01/25	3,195,000
Gulfport Energy Corp.(c)
7,900,000	6.000		10/15/24	7,929,625
1,650,000	6.375	(d)	01/15/26	1,654,125
Halcon Resources Corp.(c)(d)
2,758,000	6.750		02/15/25	2,799,370
Jones Energy Holdings LLC/Jones Energy Finance Corp.(c)
1,250,000	6.750		04/01/22	887,500
Laredo Petroleum, Inc.(c)
1,650,000	6.250		03/15/23	1,699,500
Matador Resources Co.(c)
3,150,000	6.875		04/15/23	3,335,063
MEG Energy Corp.(c)(d)
12,250,000	7.000		03/31/24	11,025,000
600,000	6.500		01/15/25	588,000
Nabors Industries, Inc.
1,850,000	4.625		09/15/21	1,771,375
2,500,000	0.750	(d)	01/15/24	1,856,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Newfield Exploration Co.(c)
$4,350,000	5.375%		01/01/26	$4,632,750
Noble Holding International Ltd.
3,629,000	4.625		03/01/21	3,306,926
6,100,000	7.750	(c)	01/15/24	5,345,125
350,000	5.250		03/15/42	207,375
Oasis Petroleum, Inc.(c)
10,700,000	6.875		03/15/22	10,914,000
Parsley Energy LLC/Parsley Finance Corp.(c)(d)
1,750,000	5.625		10/15/27	1,789,375
Precision Drilling Corp.(c)
1,891,000	6.500		12/15/21	1,924,093
950,000	7.750		12/15/23	988,000
Pride International LLC
3,550,000	8.500		06/15/19	3,754,125
1,750,000	6.875		08/15/20	1,824,375
QEP Resources, Inc.(c)
6,020,000	5.625		03/01/26	6,102,775
Range Resources Corp.(c)
5,000,000	5.000		08/15/22	4,975,000
2,500,000	4.875		05/15/25	2,431,250
Rowan Cos., Inc.(c)
1,750,000	4.875		06/01/22	1,666,875
3,900,000	7.375		06/15/25	3,919,500
5,250,000	5.400		12/01/42	3,924,375
Sanchez Energy Corp.(c)
7,550,000	6.125		01/15/23	6,379,750
SESI LLC(c)(d)
5,550,000	7.750		09/15/24	5,758,125
Seven Generations Energy Ltd.(c)(d)
4,850,000	6.875		06/30/23	5,147,062
SM Energy Co.(c)
2,450,000	6.500		11/15/21	2,486,750
2,400,000	6.125		11/15/22	2,430,000
2,000,000	6.500		01/01/23	2,035,000
1,550,000	5.000		01/15/24	1,491,875
2,950,000	6.750		09/15/26	2,994,250
Transocean, Inc.
2,650,000	9.000	(c)(d)	07/15/23	2,862,000
1,150,000	7.500	(c)(d)	01/15/26	1,181,625
6,100,000	7.500		04/15/31	5,368,000
5,900,000	6.800		03/15/38	4,705,250
Trinidad Drilling Ltd.(c)(d)
6,000,000	6.625		02/15/25	5,715,000
Weatherford International Ltd.
4,700,000	4.500	(c)	04/15/22	4,230,000
3,400,000	8.250	(c)	06/15/23	3,391,500
6,150,000	6.500		08/01/36	4,950,750
Whiting Petroleum Corp.
2,100,000	1.250		04/01/20	1,890,000
5,400,000	5.750	(c)	03/15/21	5,413,500
WPX Energy, Inc.(c)
7,700,000	6.000		01/15/22	7,911,750
550,000	5.250		09/15/24	540,375

				242,940,567

Pipelines – 1.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(c)(d)
7,650,000	6.125		11/15/22	7,956,000
Cheniere Corpus Christi Holdings LLC(c)
4,650,000	7.000		06/30/24	5,277,750
4,000,000	5.125	(d)	06/30/27	4,120,000

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy Partners LP(c)(d)
$8,225,000	5.250%		10/01/25	$ 8,440,906
DCP Midstream Operating LP
3,900,000	2.500	(c)	12/01/17	3,900,000
1,700,000	9.750	(d)	03/15/19	1,844,500
4,510,000	5.350	(d)	03/15/20	4,690,400
250,000	6.750	(d)	09/15/37	270,000
Energy Transfer Equity LP
2,850,000	7.500		10/15/20	3,163,500
1,435,000	4.250	(c)	03/15/23	1,442,175
3,050,000	5.875	(c)	01/15/24	3,271,125
2,500,000	5.500	(c)	06/01/27	2,606,250
Genesis Energy LP/Genesis Energy Finance Corp.(c)
9,350,000	6.000		05/15/23	9,466,875
NGPL PipeCo LLC(c)(d)
320,000	4.375		08/15/22	328,800
1,085,000	4.875		08/15/27	1,125,688
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
8,750,000	5.750		04/15/25	8,782,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
9,350,000	5.250		05/01/23	9,583,750
3,900,000	6.750		03/15/24	4,197,375
The Williams Cos., Inc.
3,393,000	3.700	(c)	01/15/23	3,398,785
2,700,000	7.500		01/15/31	3,263,266
3,050,000	7.750		06/15/31	3,743,875
2,500,000	5.750	(c)	06/24/44	2,637,500

				93,511,332

TOTAL CORPORATE OBLIGATIONS (Cost $320,441,753)				$ 342,521,274

Shares	Description	Value
Common Stocks – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
758,151	Berry Petroleum Corp.(b)(e)	$ 6,823,359
200,259	Blue Ridge Mountain Resources, Inc.(b)(e)	1,992,577
79,709	Chaparral Energy, Inc.	1,875,107
154,850	Chaparral Energy, Inc. Class A(b)	3,708,657

TOTAL COMMON STOCKS (Cost $15,198,500)		$ 14,399,700

Shares	Rate	Value
Preferred Stocks(b) – 0.1%
Energy - Exploration & Production – 0.1%
Berry Petroleum Corp.
14,849	0.000%	$ 153,435
718,233	0.000	7,421,501

TOTAL PREFERRED STOCKS – 0.1% (Cost $7,330,820)		$ 7,574,936

Exchange Traded Funds – 6.4%
20,486,933	Alerian MLP ETF(f)	$ 212,449,495
2,274,365	SPDR S&P Bank ETF	107,918,620

TOTAL EXCHANGE TRADED FUNDS (Cost $311,763,512)		$ 320,368,115

Shares	Distribution Rate	Value
Investment Companies(g) – 37.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,723,443,349	0.971%	$1,723,443,349
Goldman Sachs High Yield Floating Rate Fund - Institutional Shares
16,487,589	3.355	159,764,739

TOTAL INVESTMENT COMPANIES (Cost $1,882,578,554)		$1,883,208,088

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,537,313,139)		$2,568,072,113

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 45.1%
Certificates of Deposit – 20.0%
Abbey National Treasury Services PLC(h)
(1M USD LIBOR + 0.150%)
$20,000,000	1.414%	04/16/18	$ 20,004,909
(1M USD LIBOR + 0.180%)
14,000,000	1.430	12/15/17	14,001,468
Banco Del Estado De Chile(h)
(1M USD LIBOR + 0.180%)
20,000,000	1.509	03/27/18	20,009,000
(1M USD LIBOR + 0.250%
11,000,000	1.622	08/02/18	11,007,652
Bank of Montreal
17,500,000	1.700	10/09/18	17,485,192
Bank of Nova Scotia
6,900,000	1.617	07/06/18	6,828,592
(3M USD LIBOR + 0.160%)(h)
22,000,000	1.477	03/09/18	22,015,593
Barclays Bank PLC
22,000,000	1.910	03/09/18	22,029,183
(3M USD LIBOR + 0.420%)(h)
5,000,000	1.753	03/29/18	5,006,517
Bayerische Landesbank
15,000,000	1.462	12/14/17	14,992,819
(3M USD LIBOR + 0.470%)(h)
21,125,000	1.798	03/23/18	21,126,099
BNP Paribas New York(h)
(1M USD LIBOR + 0.200%)
20,000,000	1.572	05/02/18	20,006,874
Cancara Asset Securitization LLC
2,000,000	1.343	12/05/17	1,999,671
7,000,000	1.506	02/20/18	6,976,067
Cooperatieve Rabobank UA
15,000,000	1.413	09/07/18	14,997,540

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(1M USD LIBOR + 0.180%)(h)
$11,000,000	1.463%	07/20/18	$ 11,003,362
Credit Agricole SA
22,000,000	1.560	07/20/18	21,976,326
7,000,000	1.560	09/10/18	6,987,578
Credit Industriel et Commercial NY
22,000,000	1.400	01/19/18	22,004,472
11,000,000	1.430	03/12/18	11,001,542
Credit Suisse New York(h)
(1M USD LIBOR + 0.210%)
10,600,000	1.569	10/16/18	10,592,301
(1M USD LIBOR + 0.320%)
4,000,000	1.648	09/20/18	4,001,823
(1M USD LIBOR + 0.370%)
15,000,000	1.653	05/02/18	15,013,647
DBS Bank Ltd.
11,000,000	1.385	01/19/18	10,979,024
Dexia Credit Local SA(h)
M USD LIBOR + 0.350%)
22,000,000	1.633	12/20/17	22,005,211
DG Bank NY
20,000,000	1.330	12/01/17	20,000,083
Diageo Investment Corp.
11,700,000	1.423	12/13/17	11,693,557
DnB NOR Bank ASA
5,000,000	1.560	09/19/18	4,992,278
(1M USD LIBOR + 0.310%)(h)
30,800,000	1.593	03/20/18	30,825,566
Federation Des Caisses Desjardins du Qubec
8,500,000	1.440	03/21/18	8,461,526
HSBC Bank PLC(h)
(1M USD LIBOR + 0.200%)
11,000,000	1.529	07/25/18	11,004,660
(1M USD LIBOR + 0.280%)
23,900,000	1.563	04/18/18	23,920,174
Industrial & Commercial Bank of China Ltd.
14,000,000	1.850	01/16/18	14,004,124
KBC Bank NV
24,000,000	1.440	01/26/18	24,005,848
Landesbank Baden-Wuerttemberg
28,000,000	0.010	03/23/18	28,021,571
22,000,000	0.010	04/24/18	22,017,673
3,750,000	1.850	11/07/18	3,749,258
Mizuho Bank Ltd.(h)
(3M USD LIBOR + 0.500%)
22,500,000	1.828	09/24/18	22,525,251
(3M USD LIBOR + 0.540%)
10,000,000	2.027	09/04/18	10,013,445
National Bank of Kuwait SAKP
11,000,000	1.530	12/22/17	11,000,618
15,000,000	1.700	01/12/18	15,003,284
7,000,000	1.650	03/07/18	7,000,371
13,000,000	1.700	03/21/18	13,001,693
Nationwide Building Society
13,000,000	1.496	02/15/18	12,958,737

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Natixis NY(h)(i)
$26,500,000	1.526%		12/21/17	$ 26,505,143
Norinchukin Bank NY
35,000,000	1.720		03/22/18	35,020,249
Royal Bank of Canada(h)
(1M USD LIBOR + 0.180%)
3,000,000	1.463		07/18/18	3,000,162
(1M USD LIBOR + 0.200%)
16,000,000	1.464		07/16/18	16,002,950
Sheffield Receivables Corp.
5,500,000	1.498		03/09/18	5,476,587
Skandinaviska Enskilda Banken AB(h)(i)
30,800,000	1.583		03/20/18	30,825,486
Standard Chartered Bank(h)
(1M USD LIBOR + 0.440%)
25,000,000	1.704		12/19/17	25,006,804
Sumitomo Mitsui Banking Corp.(h)
(1M USD LIBOR + 0.230%)
22,000,000	1.496		08/10/18	22,000,000
Sumitomo Trust & Banking Corp.(h)
(1M USD LIBOR + 0.210%)
14,000,000	1.539		05/25/18	14,001,413
(1M USD LIBOR + 0.290%)
2,000,000	1.532		08/06/18	2,000,561
(3M USD LIBOR + 0.200%)
22,000,000	1.529		09/25/18	22,002,741
The Bank of Tokyo-Mitsubishi UFJ Ltd.
21,950,000	1.720		03/07/18	21,962,906
21,500,000	1.610		06/04/18	21,496,701
Thunder Bay Funding LLC
22,000,000	1.440		03/20/18	21,896,478
Toronto-Dominion Bank
5,000,000	1.600		08/22/18	4,994,075
(1M USD LIBOR + 0.340%)
26,400,000	1.585	(h)	03/13/18	26,424,328
UBS AG Stamford(h)
(1M USD LIBOR + 0.400%)
21,950,000	1.643		03/07/18	21,971,720
Wells Fargo Bank NA(h)(i)
29,500,000	1.483		04/03/18	29,518,586

				998,359,069

Commercial Paper – 25.1%
ABN AMRO Funding USA LLC
8,000,000	1.621		12/15/17	7,995,833
12,200,000	1.590		01/05/18	12,183,701
18,000,000	1.641		02/22/18	17,940,192
4,000,000	1.610		04/23/18	3,975,520
Albion Capital Corp.
19,494,000	1.473		01/16/18	19,460,533
10,000,000	1.474		01/22/18	9,980,405

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Alpine Securitization Ltd.
$18,000,000	1.788%	07/25/18	$ 17,790,492
Atlantic Asset Securitization Corp.
24,000,000	1.567	12/15/17	24,000,576
2,500,000	1.344	12/27/17	2,497,557
5,000,000	1.480	02/21/18	4,982,582
22,000,000	1.497	02/21/18	21,923,359
Australia & New Zealand Banking Group Ltd.
22,000,000	1.410	08/23/18	22,003,312
Bank of China Ltd.
11,000,000	1.637	01/05/18	10,983,357
Bedford Row Funding Corp.(h)
(1M USD LIBOR + 0.130%)
10,000,000	1.396	01/17/18	10,002,691
(1M USD LIBOR + 0.150%)
11,000,000	1.433	02/20/18	11,004,038
(1M USD LIBOR + 0.360%)
8,750,000	1.602	03/05/18	8,758,118
(3M USD LIBOR + 0.190%)
24,000,000	1.511	03/16/18	24,017,260
Cafco LLC
11,000,000	1.440	02/02/18	10,972,564
Canadian Imperial Bank of Commerce
21,950,000	1.556	03/07/18	21,950,292
5,500,000	1.700	10/10/18	5,494,083
(1M USD LIBOR + 0.330%)(h)
22,000,000	1.594	03/16/18	22,019,741
CBS Corp.
9,750,000	1.412	12/11/17	9,745,889
Chariot Funding LLC
17,250,000	1.428	01/02/18	17,228,653
15,000,000	1.759	05/29/18	14,871,717
Ciesco LLC
4,100,000	1.429	03/06/18	4,083,469
Collateralized Commercial Paper Co. Ltd.(h)
(1M USD LIBOR + 0.280%)
12,000,000	1.567	11/19/18	12,000,168
(3M USD LIBOR + 0.200%)
5,000,000	1.510	12/12/17	5,000,561
(3M USD LIBOR + 0.200%)
20,000,000	1.571	10/25/18	20,006,617
Commonwealth Bank of Australia(h)
(1M USD LIBOR + 0.190%)
5,000,000	1.436	09/14/18	5,001,472
(1M USD LIBOR + 0.190%)
3,000,000	1.518	09/24/18	3,000,887
(1M USD LIBOR + 0.320%)
25,500,000	1.584	03/16/18	25,521,712
CRC Funding LLC
22,000,000	1.343	12/06/17	21,995,651

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Danske Corp.
$22,000,000	1.426%	02/13/18	$ 21,936,063
20,000,000	1.684	02/20/18	19,936,131
Dominion Resources, Inc.
11,000,000	1.464	12/14/17	10,994,062
7,000,000	1.545	01/10/18	6,988,145
Eaton Corp.
5,000,000	1.421	12/12/17	4,997,697
Ei Dupont
14,350,000	1.401	12/15/17	14,341,689
Erste Bank der oesterreichischen Sparkassen AG
10,000,000	1.467	02/26/18	9,964,433
22,000,000	1.440	03/19/18	21,901,482
Fairway Finance Corp.(h)(i)
20,250,000	1.383	12/20/17	20,252,281
Ford Motor Credit Co. LLC
5,800,000	1.613	01/19/18	5,787,055
5,000,000	2.038	05/02/18	4,961,198
11,700,000	2.070	05/11/18	11,602,913
3,650,000	2.070	07/10/18	3,606,221
Gotham Funding Corp.
3,000,000	1.322	12/06/17	2,999,405
11,000,000	1.362	12/13/17	10,995,241
11,000,000	1.532	03/28/18	10,943,501
9,000,000	1.532	04/03/18	8,951,113
ING Funding LLC
4,000,000	1.652	07/09/18	3,959,753
(1M USD LIBOR + 0.220%)(h)
23,000,000	1.465	05/11/18	23,010,646
(1M USD LIBOR + 0.330%)(h)
18,000,000	1.659	01/26/18	18,011,726
Jupiter Securitization Co. LLC
20,000,000	1.429	01/03/18	19,974,443
Kells Funding LLC
15,000,000	1.429	03/09/18	14,936,269
Liberty Funding LLC
12,000,000	1.333	12/11/17	11,995,490
11,000,000	1.477	02/08/18	10,968,772
LMA SA LMA Americas
12,000,000	1.385	12/21/17	11,991,040
8,000,000	1.657	05/02/18	7,944,580
14,250,000	1.694	07/02/18	14,101,760
Macquarie Bank Ltd.
19,000,000	1.890	11/07/18	18,668,602
(1M USD LIBOR + 0.300%)(h)
19,500,000	1.647	06/29/18	19,518,809
(1M USD LIBOR + 0.350%)(h)
26,400,000	1.595	12/11/17	26,403,439
Marriott International, Inc.
11,000,000	1.503	12/12/17	10,994,933
Matchpoint Finance PLC
7,000,000	1.458	12/12/17	6,996,939
7,000,000	1.529	03/01/18	6,972,007
25,000,000	1.635	04/16/18	24,840,737

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
MetLife, Inc.
$4,000,000	1.483%	03/27/18	$ 3,980,656
National Australia Bank Ltd.(h)(i)
21,250,000	1.584	03/08/18	21,268,992
National Bank of Canada(h)
(1M USD LIBOR + 0.230%)
11,000,000	1.517	09/21/18	11,004,875
(1M USD LIBOR + 0.320%)
22,000,000	1.603	03/20/18	22,018,462
Nieuw Amsterdam Receivables Corp.
9,500,000	1.355	01/16/18	9,482,537
Old Line Funding LLC
22,000,000	1.248	12/11/17	21,991,765
10,000,000	1.477	02/21/18	9,965,924
Oversea-Chinese Banking Corp. Ltd.(h)
(1M USD LIBOR + 0.120%)
12,000,000	1.365	03/13/18	12,003,525
Private Export Funding Corp.
2,000,000	1.611	02/01/18	2,001,368
(3M USD LIBOR + 0.200%)(h)
43,700,000	1.531	03/28/18	43,721,306
Schlumberger Holdings Corp.
6,000,000	1.443	12/18/17	5,995,608
5,000,000	1.516	02/01/18	4,985,974
Societe Generale SA(h)
(1M USD LIBOR + 0.270%)
12,000,000	1.598	12/03/18	12,000,624
(3M USD LIBOR + 0.330%)
22,375,000	1.654	03/19/18	22,402,159
UBS AG London(h)
(1M USD LIBOR + 0.300%)
20,000,000	1.564	06/15/18	20,013,967
Versailles Commercial Paper LLC
23,000,000	1.320	12/04/17	22,996,961
Victory Receivables Corp.
5,000,000	1.363	12/18/17	4,996,900
10,000,000	1.385	01/12/18	9,982,979
VW Cr, Inc.
11,000,000	1.472	12/18/17	10,992,278
Westpac Banking Corp.
11,500,000	1.408	08/13/18	11,501,741
(1M USD LIBOR + 0.150%)(h)
9,000,000	1.395	07/13/18	9,000,869
(1M USD LIBOR + 0.190%)(h)
14,803,000	1.473	08/20/18	14,805,338
(1M USD LIBOR + 0.320%)(h)
32,500,000	1.563	03/02/18	32,528,262
(1M USD LIBOR + 0.320%)(h)
20,000,000	1.565	03/12/18	20,017,352
Westpac Securities NZ Ltd.(h)
(3M USD LIBOR + 0.100%)
14,000,000	1.478	07/30/18	14,007,141

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
(3M USD LIBOR + 0.140%)
$9,150,000	1.550%	05/10/18	$ 9,155,347

			1,253,664,487

TOTAL SHORT-TERM INVESTMENTS (Cost $2,251,537,575)			$2,252,023,556

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(g) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,297,795	0.971%	$ 11,297,795
(Cost $11,297,795)

TOTAL INVESTMENTS – 96.7% (Cost $4,800,148,509)		$4,831,393,464

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		166,762,371

NET ASSETS – 100.0%		$4,998,155,835

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $89,637,977, which represents approximately 1.8% of net assets as of November 30, 2017 and are unaudited.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $8,815,936, which represents approximately 0.2% of net assets as of November 30, 2017.

Restricted Security	Acquisition Date	Cost
Berry Petroleum Corp.	03/01/17	$8,718,737
Blue Ridge Mountain Resources, Inc.	05/06/16-03/14/17	1,998,250

(f)	All or a portion of this security is on loan

(g)	Represents an affiliated issuer/fund.

(h)	Variable rate security. Interest rate disclosed is that which is in effect on November 30, 2017.

(i)	Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Currency Abbreviations:
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CNH	2,521,290,000	USD	373,894,310	$379,159,257	02/14/18	$5,264,947
	CNH	1,156,710,000	USD	172,288,649	172,820,650	05/16/18	532,001
	EUR	12,130,000	USD	14,266,578	14,458,440	12/20/17	191,861
	GBP	382,200,000	USD	506,100,832	517,322,952	12/20/17	11,222,120
	USD	178,036,052	EUR	147,170,000	175,420,326	12/20/17	2,615,726
	USD	705,434,257	JPY	75,840,000,000	674,666,470	12/20/17	30,767,787

TOTAL							$50,594,442

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	4,625,000,000	USD	41,855,020	$41,143,623	12/20/17	$(711,396)
	SEK	1,298,925,000	USD	156,782,097	155,441,978	12/20/17	(1,340,119)
	USD	357,925,419	CNH	2,521,290,000	379,159,257	02/14/18	(21,233,837)
	USD	162,573,436	CNH	1,156,710,000	172,820,650	05/16/18	(10,247,213)
	USD	151,830,747	EUR	127,450,000	151,914,933	12/20/17	(84,186)
	USD	180,868,562	GBP	134,665,000	182,274,451	12/20/17	(1,405,890)

TOTAL							$(35,022,641)

FUTURES CONTRACTS — At November 30, 2017, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	6,682	12/21/18	$99,733,717	$5,329,355
IBEX 35 Index	2,743	12/15/17	333,005,345	6,838,564
S&P 500 E-Mini Index	493	12/15/17	65,270,735	1,728,315
2 Year U.S Treasury Notes	646	03/29/18	138,506,437	(91,591)
5 Year U.S Treasury Notes	434	03/29/18	50,493,188	(159,653)
10 Year U.S Treasury Notes	890	03/20/18	110,401,719	(659,250)

Total				$12,985,740

Short position contracts:
5 Year German Euro-Bobl	(2,106)	12/07/17	(329,651,566)	(78,584)

TOTAL				$12,907,156

SWAP CONTRACTS — At November 30, 2017, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund (%)(a)(b)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR	2.194%	10/25/21	$324,000	$578,340	$2,932	$575,408

(a)	Payments made Semi-Annually/ Quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November 30, 2017.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at November 30, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CXP.HY Index 29	5.000%	XX%	12/20/22	$316,770	$28,171,339	$24,196,260	$3,975,079

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

	0.150%	JPMorgan Securities, Inc.	01/04/18	$63,581	$(1,188,391)	$(1,163,008)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value
(a)	The Fund pays annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At November 30, 2017, the Portfolio had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
EQO TOPIX Index	Citibank NA	1,888.40	05/07/18	10,240,740	$10,240,740	$2,455,151	$2,659,042	$(203,892)
EQO AMLP Index	MS & Co. Int. PLC	10.89	04/19/18	6,577,267	6,577,267	1,703,861	2,630,907	(927,046)

Total Purchased option contracts				16,818,007		$4,159,012	$5,289,949	$(1,130,938)

Written option contracts
Puts
EQQ XLE Index	MS & Co. Int. PLC	62.94	03/16/18	(2,479,555)	(2,479,555)	(1,719,009)	(8,878,047)	7,159,038
EQO AMLP Index	MS & Co. Int. PLC	10.89	04/19/18	(6,577,267)	(6,577,267)	(6,362,565)	(3,956,884)	(2,405,681)

Total Written option contracts				(9,056,822)		$(8,081,574)	$(12,834,931)	$4,753,357

TOTAL				7,761,185		$(3,922,562)	$(7,544,982)	$3,622,419

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of November 31, 2017, the Portfolio’s net assets were $4,998,155,835, of which, $355,358,295, or 7.1%, represented the Subsidiary’s net assets.

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Porftfolio invests in Underlying Funds that fluctuate in value, the Porftfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedule of Investments.

iii Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$342,521,274	$—
Common Stock and/or Other Equity Investments(a)
North America	—	21,974,636	—
Exchange Traded Funds	320,368,115	—	—
Investment Companies	1,883,208,088	—	—
Short-term Investments	—	2,252,023,556	—
Securities Lending Reinvestment Vehicle	11,297,795	—	—
Total	$2,214,873,998	$2,616,519,466	$—

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$50,594,442	$—
Futures Contracts	13,896,234	—	—
Interest Rate Swap Contracts	—	575,408	—
Credit Default Swap Contracts	—	3,975,079	—
Options Purchased	—	4,159,012	—
Total	$13,896,234	$59,303,941	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(35,022,641)	$—
Futures Contracts	(989,078)	—	—
Total Return Swap Contracts	—	(1,163,008)	—
Options Purchased	—	(8,081,574)	—
Total	$(989,078)	$(44,267,223)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. Prior to September 30, 2016, the cash collateral had been invested in the Goldman Sachs Financial Square Money Market Fund. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

The Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If the Portfolio invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Portfolio, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio’s shareholders.

Short Position Risk — The Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of the Portfolio’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Portfolio has taken a short position increases, then the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Portfolio uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Portfolio to the markets and therefore could magnify changes to the Portfolio’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2018

*	Print the name and title of each signing officer under his or her signature.